  As Filed with the Securities and Exchange Commission on April 26, 2002


                                                       Registration No. 33-9651

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                     Post-Effective Amendment No. 20

                                   FORM S-6

                               ----------------

               For Registration Under the Securities Act of 1933

                of the Securities of Unit Investment Trust

                           Registered on Form N-8B-2

                     GE Life & Annuity Separate Account II
                             (Exact name of Trust)

                               ----------------

                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                               ----------------

                            6610 West Broad Street
                           Richmond, Virginia 23230
         (Complete address of Depositor's Principal Executive Offices)



                               Dwain Akins


                             Vice President,


            Associate General Counsel and Assistant Secretary


                  GE Life and Annuity Assurance Company


                          6610 West Broad Street


                         Richmond, Virginia 23230


             (Name and complete address of Agent for Service)


                               ----------------

This Post-Effective Amendment amends the Registration Statement with respect to the prospectus, financial statements and Part II.


                               ----------------

It is proposed that this filing will become effective (check appropriate box)


  [_] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485


  [_] on (date) pursuant to paragraph (a)(i) of Rule 485


  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies.


Approximate date of proposed offering: Continuously on and after May 1, 2002


  [_] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS


  Item No.
     of
 Form N-8B-2                        Caption in Prospectus
 -----------                        ---------------------
  1.         Cover Page
  2.         Cover Page
  3.         Cover Page
  4.         Sale of the Policies
  5.         The Company; State Regulation
  6.         The Company
  7.         Not Required
  8.         Not Required
  9.         Legal Matters
 10.         The Company; The Separate Account; The Portfolios; Policy Summary
 11.         The Portfolios
 12.         The Portfolios
 13.         Policy Summary; Charges and Deductions; The Portfolios
 14.         The Policy, Premiums
 15.         Premiums
 16.         Premiums, Transfers
 17.         Policy Summary; Charges and Deductions; The Policy; Surrenders and
              Withdrawals; Requesting Payments; Death Benefits
 18.         The Policy
 19.         Other Policy Information; Reports; Voting Rights
 20.         Not Applicable
 21.         The Policy; Loans
 22.         Not Applicable
 23.         The Separate Account; Additional Information
 24.         Not Applicable
 25.         The Company
 26.         Not Applicable
 27.         The Company
             Executive Officers and Directors of GE Life and Annuity Assurance
 28.          Company
 29.         The Company
 30.         Not Applicable
 31.         Not Applicable
 32.         Not Applicable
 33.         Not Applicable
 34.         Not Applicable
 35.         Sale of the Policies
 36.         Not Applicable
 37.         Not Applicable
 38.         Policy Summary; Distribution of the Policies
 39.         Policy Summary; Distribution of the Policies
 40.         Distribution of the Policies; The Portfolios
 41.         The Company; Sale of the Policies
 42.         Not Applicable
 43.         Sale of the Policies
 44.         How Your Cash Value Varies
 45.         Not Applicable
 46.         Premiums; How Your Cash Value Varies
 47.         Not Applicable
 48.         Cover; The Company
 49.         Not Applicable

  Item No.
     of
 Form N-8b-2                      Caption in Prospectus
 -----------                      ---------------------
 50.         Not Applicable
 51.         Cover Page; Introduction; The Policies; Charges and Deductions
 52.         The Company; The Portfolios
 53.         Federal Tax Matters
 54.         Not Applicable
 55.         Not Applicable
 56.         Not Required
 57.         Not Required
 58.         Not Required
 59.         Financial Statements

                     GE Life & Annuity Separate Account II
                               Prospectus For The
                Flexible Premium Variable Life Insurance Policy
                             Policy Form P1096 1/87

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

                       Phone Number: 1-800-352-9910


--------------------------------------------------------------------------------

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.



You direct your premiums to the Subaccounts of GE Life & Annuity Separate Account II (the "Separate Account"). Each Subaccount invests exclusively in the shares of a portfolio of the underlying mutual funds listed below.





 The Alger American Fund:          International Equity Fund
  Alger American Growth            Mid-Cap Value Equity Fund
   Portfolio                       Money Market Fund
  Alger American Small             Premier Growth Equity Fund
  Capitalization Portfolio         Real Estate Securities Fund
                                   S&P 500(R) Index Fund
 Federated Insurance Series:       Total Return Fund
  Federated American Leaders       U.S. Equity Fund
   Fund II
  Federated High Income Bond      Goldman Sachs Variable
  Fund II*                        Insurance Trust:
  Federated Utility Fund II        Goldman Sachs Growth and
                                    Income Fund
 Fidelity Variable Insurance       Goldman Sachs Mid Cap Equity
 Products Fund ("VIP"):            Fund
  VIP Equity-Income Portfolio
  VIP Growth Portfolio            Janus Aspen Series:
  VIP Overseas Portfolio           Aggressive Growth Portfolio
                                   Balanced Portfolio
 Fidelity Variable Insurance       Capital Appreciation
 Products Fund II ("VIP II"):      Portfolio
  VIP II Asset ManagerSM           Flexible Income Portfolio
   Portfolio                       Global Life Sciences
  VIP II Contrafund(R)             Portfolio -- Service Shares
  Portfolio                        Global Technology
                                   Portfolio -- Service Shares
 Fidelity Variable Insurance       Growth Portfolio
 Products Fund III                 International Growth
 ("VIP III"):                      Portfolio
  VIP III Growth & Income          Worldwide Growth Portfolio
   Portfolio
  VIP III Growth Opportunities
  Portfolio

 GE Investments Funds, Inc.:
  Global Income Fund
  Income Fund


 Oppenheimer Variable Account     Salomon Brothers Variable
 Funds:                            Series Funds Inc:
  Oppenheimer Aggressive           Salomon Investors Fund
   Growth Fund/VA                  Salomon Strategic Bond Fund*
  Oppenheimer Bond Fund/VA         Salomon Total Return Fund
  Oppenheimer Capital
  Appreciation Fund/VA
  Oppenheimer High Income
  Fund/VA*
  Oppenheimer Multiple
  Strategies Fund/VA

 PBHG Insurance Series Fund,
  Inc.:
  PBHG Growth II Portfolio
  PBHG Large Cap Growth
  Portfolio


  Not all of these portfolios may be available in all states or in all markets.


* These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.


Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. Investors assume certain risks when investing in the Policy, including the risk of losing money. You bear the investment risk of investing in the Subaccounts.


We guarantee the Death Benefit for as long as the Policy is in force. The cash surrender value is not guaranteed. The Policy will lapse if the cash surrender value is insufficient to cover policy charges. We guarantee to keep the Policy in force during the Continuation Period as long as minimum premium requirements are met.


Material incorporated by reference in this prospectus can be found on the Securities and Exchange Commission's (SEC's) website at: www.sec.gov


For general information or to obtain free copies of the:


  . Product prospectus or the portfolio prospectuses; or


  . Any required forms,


  Call:     1-800-352-9910


  Or write: GE Life and Annuity Assurance Company


            6610 West Broad Street


            Richmond, Virginia 23230


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.




This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


The date of this prospectus is May 1, 2002.

Table of Contents


Definitions.................................................................   6


Portfolio Annual Expenses...................................................   8


Policy Summary..............................................................  11
 Other Policies.............................................................  13


Risk Summary................................................................  14


The Company.................................................................  16
 State Regulation...........................................................  16


The Separate Account........................................................  17
 Changes to the Separate Account ...........................................  17


The Portfolios..............................................................  19
 Subaccounts................................................................  19
 Voting Rights..............................................................  26


Charges and Deductions......................................................  27
 Premium Charge.............................................................  27
 Sales Charge...............................................................  27
 Mortality and Expense Risk Charge..........................................  28
 Monthly Deduction..........................................................  28
 Cost of Insurance..........................................................  29
 Surrender Charge...........................................................  30
 Partial Surrender Processing Fee...........................................  31
 Transfer Charge............................................................  31
 Other Charges..............................................................  31
 Reduction of Charges for Group Sales.......................................  31


The Policy..................................................................  33
 Applying for a Policy......................................................  33
 Owner......................................................................  33
 Change of Owner............................................................  34
 Beneficiary................................................................  34
 Changing the Beneficiary...................................................  34
 Canceling a Policy.........................................................  34

Premiums....................................................................  35
 General....................................................................  35
 Tax-Free Exchanges (1035 Exchanges)........................................  35
 Periodic Premium Plan......................................................  35
 Minimum Premium Payment....................................................  36
 Allocating Premiums........................................................  36

How Your Cash Value Varies..................................................  37
 Cash Value.................................................................  37
 Surrender Value............................................................  37
 Subaccount Values..........................................................  37
 Unit Values................................................................  37
 Net Investment Factor......................................................  38

Transfers...................................................................  39
 General....................................................................  39
 Dollar-Cost Averaging......................................................  39
 Portfolio Rebalancing......................................................  40
 Transfers by Third Parties.................................................  41

Death Benefits..............................................................  42
 Amount of Death Benefit Payable............................................  42
 Death Benefit Options......................................................  42
 Changing the Death Benefit Option..........................................  43
 Changing the Specified Amount..............................................  43

Surrenders and Partial Surrenders...........................................  45
 Surrenders.................................................................  45
 Partial Surrenders.........................................................  45
 Effect of Partial Surrenders...............................................  45

Loans.......................................................................  46
 General....................................................................  46
 Preferred Policy Debt......................................................  46
 Interest Rate Charged......................................................  46
 Repayment of Policy Debt...................................................  47
 Effect of Policy Loans.....................................................  47

Termination.................................................................  48
 Premium to Prevent Termination.............................................  48
 Your Policy will Remain in Effect During the Grace Period..................  48
 Reinstatement..............................................................  48

Payments and Telephone Transactions.........................................  49
 Requesting Payments........................................................  49
 Telephone Transactions.....................................................  50

Tax Considerations..........................................................  51
 Federal Tax Matters........................................................  51
 Introduction...............................................................  51
 Tax Status of the Policy...................................................  51
 Tax Treatment of Policies -- General.......................................  52
 Special Rules for Modified Endowment Contracts.............................  54
 Income Tax Withholding.....................................................  54
 Tax Status of the Company..................................................  55
 Changes in Law and Other Considerations....................................  55

Other Policy Information...............................................  56
 Exchange Privilege....................................................  56
 Benefits at Maturity..................................................  56
 Optional Payment Plans................................................  56
 Dividends.............................................................  58
 Incontestability......................................................  58
 Suicide Exclusion.....................................................  58
 Misstatement of Age or Sex............................................  58
 Written Notice........................................................  58
 Trust.................................................................  59
 Other Changes.........................................................  59
 Reports...............................................................  59
 Supplemental Benefits.................................................  60
 Using the Policy as Collateral........................................  60
 Reinsurance...........................................................  60
 Legal Proceedings.....................................................  60

Additional Information.................................................  62
 Sale of the Policies..................................................  62
 Legal Matters.........................................................  63
 Experts...............................................................  63
 Actuarial Matters.....................................................  63
 Financial Statements..................................................  63
 Executive Officers And Directors of GE Life and Annuity Assurance Com-
  pany.................................................................  64
 Executive Officers And Directors of Capital Brokerage Corporation.....  65
 Other Information.....................................................  66

Hypothetical Illustrations.............................................  67

Definitions



The following terms are used throughout the prospectus:


Age -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- For each Subaccount, each day on which the New York Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.


Cash Value -- The total amount under the Policy in each Subaccount and the General Account.


Code -- The Internal Revenue Code of 1986, as amended


Company -- GE Life and Annuity Assurance Company.


Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy Years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.




General Account -- Assets of GE Life and Annuity Assurance Company other than those allocated to Separate Account II or any of our other separate accounts.


Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230.

Initial Investment Period -- The period that commences on the date that coverage begins under the Policy and ends on the date of receipt at the Home Office of the Policy Delivery and Acceptance Letter, signed and dated by the Owner, indicating that the Owner received and accepted the Policy, or if the Policy is not accepted, when amounts due are refunded, whichever is applicable.

Insured -- The person upon whose life we issue the Policy.


Life Insurance Proceeds -- The amount of proceeds determined under the applicable death benefit option.

Maturity Date -- The date we pay any Cash Value less outstanding Policy Debt if the insured is still living. Your Maturity Date is shown in your Policy.

Monthly Anniversary Date -- The same date in each month as the Policy Date.


Net Premium -- The portion of each premium you allocate to one or more Subaccount. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Life Insurance Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest. Policy Debt is deducted from proceeds payable at the Insured's death or at the time of surrender.

Policy Month -- A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.


Separate Account -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you allocate Net Premiums.


Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life.

Subaccount -- A subdivision of the Separate Account, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Subaccounts may be available in all states or markets. Subaccount may be referred to as Investment Subdivision in the Policy and/or marketing materials.


Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to the Cash Value minus Policy Debt and minus any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Cash Value for each Subaccount.


Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Business Day and ends at the close of regular trading on the next succeeding Business Day.

Portfolio Annual Expenses




The following table reflects expenses of the portfolio available in the Separate Account. Annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets after fee waiver and reimbursements as applicable):



                                                          Service           Total
                                        Management 12b-1   Share   Other    Annual
Portfolios                                 Fees    Fees*  Fees**  Expenses Expenses
-----------------------------------------------------------------------------------

The Alger American Fund
-----------------------------------------------------------------------------------
 Alger American Growth Portfolio           0.75%    --      --      0.06%    0.81%
 Alger American Small Capitalization
  Portfolio                                0.85%    --      --      0.07%    0.92%

Federated Insurance Series
-----------------------------------------------------------------------------------
 Federated American Leaders Fund II        0.75%    --      --      0.12%    0.87%
 Federated High Income Bond Fund II        0.60%    --      --      0.16%    0.76%
 Federated Utility Fund II                 0.75%    --      --      0.17%    0.92%

Fidelity Variable Insurance Products Fund
("VIP")/1/
-----------------------------------------------------------------------------------
 VIP Equity-Income Portfolio               0.48%    --      --      0.10%    0.58%
 VIP Growth Portfolio                      0.58%    --      --      0.10%    0.68%
 VIP Overseas Portfolio                    0.73%    --      --      0.19%    0.92%

Fidelity Variable Insurance Products Fund II
("VIP II")/1/
-----------------------------------------------------------------------------------
 VIP II Asset ManagerSM Portfolio          0.53%    --      --      0.11%    0.64%
 VIP II Contrafund(R) Portfolio            0.58%    --      --      0.10%    0.68%

Fidelity Variable Insurance Products Fund III
("VIP III")/1/
-----------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio         0.48%    --      --      0.10%    0.58%
 VIP III Growth Opportunities
  Portfolio                                0.58%    --      --      0.11%    0.69%

GE Investments Funds, Inc.
-----------------------------------------------------------------------------------
 Global Income Fund                        0.60%    --      --      0.12%    0.72%
 Income Fund                               0.50%    --      --      0.05%    0.55%
 International Equity Fund                 1.00%    --      --      0.07%    1.07%
 Mid-Cap Value Equity Fund                 0.65%    --      --      0.03%    0.68%
 Money Market Fund                         0.38%    --      --      0.04%    0.42%
 Premier Growth Equity Fund                0.65%    --      --      0.02%    0.67%
 Real Estate Securities Fund               0.85%    --      --      0.05%    0.90%
 S&P 500(R) Index Fund                     0.35%    --      --      0.04%    0.39%
 Total Return Fund                         0.49%    --      --      0.04%    0.53%
 U.S. Equity Fund                          0.55%    --      --      0.03%    0.58%

Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------
 Goldman Sachs Growth and Income Fund      0.75%    --      --      0.25%    1.00%
 Goldman Sachs Mid Cap Value Fund          0.80%    --      --      0.13%    0.93%

Janus Aspen Series
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio               0.65%    --      --      0.02%    0.67%
 Balanced Portfolio                        0.65%    --      --      0.01%    0.66%
 Capital Appreciation Portfolio            0.65%    --      --      0.01%    0.66%
 Flexible Income Portfolio                 0.65%    --      --      0.03%    0.68%
 Global Life Sciences Portfolio --
   Service Shares                          0.65%   0.25%    --      0.17%    1.07%
 Global Technology Portfolio --
   Service Shares                          0.65%   0.25%    --      0.05%    0.95%
 Growth Portfolio                          0.65%    --      --      0.01%    0.66%
 International Growth Portfolio            0.65%    --      --      0.06%    0.71%
 Worldwide Growth Portfolio                0.65%    --      --      0.04%    0.69%

                                                             Service           Total
                                            Management 12b-1  Share   Other    Annual
Portfolios                                     Fees    Fees* Fees**  Expenses Expenses
--------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA         0.64%    --     --      0.04%    0.68%
 Oppenheimer Bond Fund/VA                      0.72%    --     --      0.05%    0.77%
 Oppenheimer Capital Appreciation Fund/VA      0.64%    --     --      0.04%    0.68%
 Oppenheimer High Income Fund/VA               0.74%    --     --      0.05%    0.79%
 Oppenheimer Multiple Strategies Fund/VA       0.72%    --     --      0.04%    0.76%

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------------
 PBHG Growth II Portfolio                      0.85%    --     --      0.22%    1.07%
 PBHG Large Cap Growth Portfolio               0.75%    --     --      0.27%    1.02%

Salomon Brothers Variable Series Funds Inc
--------------------------------------------------------------------------------------
 Investors Fund                                0.70%    --     --      0.12%    0.82%
 Strategic Bond Fund                           0.64%    --     --      0.36%    1.00%
 Total Return Fund                             0.66%    --     --      0.34%    1.00%
--------------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.


  /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.


      Accordingly, the actual total operating expenses were:


        . VIP Equity-Income Portfolio            0.57%
        . VIP Growth Portfolio                   0.65%
        . VIP Overseas Portfolio                 0.87%
        . VIP II Asset ManagerSM Portfolio       0.63%
        . VIP II Contrafund(R) Portfolio         0.64%
        . VIP III Growth & Income Portfolio      0.56%
        . VIP III Growth Opportunities Portfolio 0.67%


Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.

                                                             Service           Total
                                            Management 12b-1  Share   Other    Annual
Portfolios                                     Fees    Fees* Fees**  Expenses Expenses
--------------------------------------------------------------------------------------

Federated Insurance Series
--------------------------------------------------------------------------------------
 Federated American Leaders Fund II            0.75%    --    0.25%    0.12%    1.12%
 Federated High Income Bond Fund II            0.60%    --    0.25%    0.16%    1.01%
 Federated Utility Fund II                     0.75%    --    0.25%    0.17%    1.17%

Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------
 Goldman Sachs Growth and Income Fund          0.75%    --     --      0.42%    1.17%
 Goldman Sachs Mid Cap Value Fund              0.80%    --     --      0.14%    0.94%

Salomon Brothers Variable Series Funds Inc
--------------------------------------------------------------------------------------
 Investors Fund                                0.70%    --     --      0.12%    0.82%
 Strategic Bond Fund                           0.75%    --     --      0.36%    1.11%
 Total Return Fund                             0.80%    --     --      0.34%    1.14%
--------------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.


The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

Policy Summary

PREMIUMS

You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See "Periodic Premium Plan" provision of this prospectus.


Premium amounts depend on the Insured's Age, sex (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. See the "Premiums", provision of this prospectus.


You may make unscheduled premium payments, within limits. See the "Premiums" provision of this prospectus.


Under certain circumstances, you may have to pay extra premiums to prevent termination. See the "Premium to Prevent Termination" provision of this prospectus.


DEDUCTION FROM PREMIUMS

Currently, we deduct a 7.5% premium charge (which is made up of a 5% sales charge and a 2.5% premium tax charge) from each premium before we place it in the Subaccounts. We refer to the premium minus the premium charge as a Net Premium. See the "Premium Charge" provision of this prospectus.


ALLOCATION OF NET PREMIUMS

You allocate your Net Premiums among up to 10 of the Subaccounts at any given time. Until:


  (1) the date we approve the application;


  (2) the date we receive all necessary forms (including any subsequent amendments to your application); and


  (3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account.


We will then allocate your Net Premiums to the Subaccount investing in the GE Investments, Inc. -- Money Market Fund until the end of the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Subaccounts you designated in your application. See the "Allocating Premiums" provision of this prospectus.



DEDUCTIONS FROM ASSETS

Each portfolio deducts management fees and other expenses from its assets. For the year ended December 31, 2001, the minimum total annual expenses (as a percentage of average net assets) was .39%, and the maximum total annual expenses (as a percentage of average net assets) was 1.07%. See the "Portfolio Expenses" section of this prospectus.

We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% from assets in the Subaccounts.


We deduct a deferred sales charge of a maximum of 45% of the first Policy year's premiums. We deduct this amount from Cash Value in equal amounts at the beginning of Policy Years 2 through 10.


We make a monthly deduction from your Cash Value for:


  (1) the cost of insurance;


  (2) a current monthly administrative charge of $6 (this charge may increase to a maximum of $12 per month); and


  (3) supplemental benefit charges.

The monthly deduction will also include the increase charge for the first month following an increase in the Specified Amount. See the "Changing the Specified Amount" provision of this prospectus.


For information concerning compensation paid for sale of the Policies, see the "Sale of the Policies" provision of this prospectus.


CASH VALUE

Cash Value equals the total amount in each Subaccounts and the General Account.


Cash Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Life Insurance Proceeds. Cash Value varies from day to day to reflect investment experience of the Subaccounts, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See the "How Your Cash Value Varies" provision of this prospectus.


You can transfer Cash Value among the Subaccounts (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See the "Transfers" provision of this prospectus for rules and limits. Policy loans reduce the amount available for allocations and transfers.


There is no minimum guaranteed Cash Value. During the Continuation Period, the Policy will lapse if the Surrender Value is insufficient to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is insufficient to cover the monthly deduction. See the "Premium to Prevent Termination" provision of this prospectus.


CASH BENEFITS

You may take a Policy loan for up to 90% of the difference between Cash Value and any surrender charges, minus any Policy Debt. See the "Loans" provision of this prospectus.

You may partially surrender your Policy before the Maturity Date. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender. If you select death benefit Option B, you may only make a partial surrender after the first Policy Year. See the "Partial Surrender" provision of this prospectus.


You can surrender your Policy at any time before the Insured dies and before the Maturity Date for its Surrender Value (Cash Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 9 Policy Years. See the "Full Surrender" and "Surrender Charge" provision of this prospectus. You may choose from a variety of payment options. See the "Requesting Payments" provision of this prospectus.


DEATH BENEFITS

The minimum Specified Amount available is $50,000.


You may choose from two death benefit options: Option A (greater of Specified Amount plus Cash Value, or a specified percentage of Cash Value); or Option B (greater of Specified Amount, or a specified percentage of Cash Value). See the "Death Benefits" provision of this prospectus.


A death benefit is payable as a lump sum or under a variety of payment options. (See the "Requesting Payments" and "Optional Payment Plans" provisions of the prospectus).


You may change the Specified Amount and the death benefit option. See the "Changing the Specified Amount" and "Changing the Death Benefit Option" provisions of this prospectus for rules and limits.


During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See the "Premium to Prevent Termination" provision of this prospectus.


OTHER POLICIES

We offer other variable life insurance policies which also invest in the same portfolios (or many of the same) of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your registered representative, or call (800) 352-9910.

Risk Summary

INVESTMENT RISK

Your Cash Value is subject to the risk that investment performance will be unfavorable and that your Cash Value will decrease. Because we continue to deduct charges from Cash Value, if investment results are sufficiently unfavorable and/or if you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Cash Value, through partial surrenders and Policy loans.

RISK OF LAPSE

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within 3 years subject to certain conditions.


TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Code. In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract" special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See the "Special Rules for Modified Endowment Contracts" provision of this prospectus. You should consult a qualified tax adviser in all tax matters involving your Policy.


LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you selected death benefit Option B, you may only take partial surrenders after the first Policy Year.

The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender.

Partial surrenders will reduce your Cash Value and Life Insurance Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the Subaccounts as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable. A Policy loan also reduces the Life Insurance Proceeds.


A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to an amount insufficient to cover Policy charge and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:
  .  the Owner pays premiums for insurance coverage on the Insured;
  . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;
  . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and of the Policy's Cash Value will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.


The Surrender Value of your Policy may decrease if the investment performance of the Subaccounts to which you allocate Cash Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

The Company




We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.


Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and certifies their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.


We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account




We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account currently has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the Funds described below.


The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.


CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under the Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in an Subaccount should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges then the portfolios they replaced. No substitution or elimination may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.


We may also, where permitted by law:

  .  create new separate accounts;

  .  combine separate accounts, including the Separate Account;


  . transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate Account;


  . add new Subaccounts to or remove Subaccounts from the Separate Account or combine the Subaccounts;

  .  make the Subaccounts available under other policies we issue;


  .  add new portfolios or remove existing portfolios;


  . substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;


  .  deregister the Separate Account under the Investment Company Act of 1940;
     and


  . operate the Separate Account under the direction of a committee or in another form.

The Portfolios

You decide the Subaccounts to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Policy.


Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your Net Premiums and Cash Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may invest in up to 10 Subaccounts at any one time.



                                                   Adviser (and Sub-Adviser(s),
Portfolio               Investment Objective              as applicable)
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger             Seeks long-term capital             Fred Alger
American          appreciation by focusing on         Management, Inc.
Growth Portfolio  growing companies that generally
                  have broad product lines,
                  markets, financial resources and
                  depth of management. Under
                  normal circumstances, the
                  portfolio invests primarily in
                  the equity securities of large
                  companies. The portfolio
                  considers a large company to
                  have a market capitalization of
                  $1 billion or greater.
-------------------------------------------------------------------------------

Federated Insurance Series

                                                             Adviser (and Sub-
                                                                Adviser(s),
Portfolio                        Investment Objective          as applicable)
--------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital          Fred Alger
Capitalization Portfolio   appreciation by focusing on      Management, Inc.
                           small, fast-growing companies
                           that offer innovative products,
                           services or technologies to a
                           rapidly expanding marketplace.
                           Under normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company is
                           one that has a market
                           capitalization within the range
                           of the Russell 2000 Growth Index
                           or the S&P Small Cap 600 Index.
--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of        Federated Investment
Leaders Fund II            capital with a secondary         Management Company
                           objective of providing income.
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65%
                           of its total assets in common
                           stock of "blue chip" companies.
--------------------------------------------------------------------------------
Federated High Income      Seeks high current income. Seeks Federated Investment
Bond Fund II               to achieve its objective by      Management Company
                           investing primarily in a
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           portfolio intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks of
                           these securities and their high
                           yield potential are described in
                           the prospectus for the Federated
                           Insurance Series, which should
                           be read carefully before
                           investing.
--------------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and    Federated Investment
                           moderate capital appreciation by Management Company
                           investing primarily in equity
                           securities of utility companies.
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")

VIP Equity-Income          Seeks reasonable income and will Fidelity Management
 Portfolio                 consider the potential for       & Research Company;
                           capital appreciation. The        (subadvised by FMR
                           portfolio also seeks a yield,    Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities and
                           by investing in domestic and
                           foreign issuers.
--------------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by    Fidelity Management
                           investing primarily in common    & Research Company;
                           stocks of companies believed to  (subadvised by FMR
                           have above-average growth        Co., Inc.)
                           potential.
--------------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of        Fidelity Management
                           capital by investing at least    & Research Company;
                           80% of total assets in foreign   (subadvised by FMR
                           securities, primarily in common  Co., Inc.)
                           stocks.
--------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser(s),
Portfolio                      Investment Objective          as applicable)
------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Asset ManagerSM   Seeks high total return with     Fidelity Management
Portfolio                reduced risk over the long-term  & Research Company
                         by allocating assets among       (subadvised by
                         stocks, bonds and short-term and Fidelity Management
                         money market instruments.        & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited and Fidelity
                                                          Investments Money
                                                          Management, Inc; FMR
                                                          Co., Inc.)
------------------------------------------------------------------------------
VIP II Contrafund(R)     Seeks long-term capital          Fidelity Management
Portfolio                appreciation by investing mainly & Research Company
                         in common stocks and in          (subadvised by
                         securities of companies whose    Fidelity Management
                         value is believed to have not    & Research (U.K.)
                         been fully recognized by the     Inc., Fidelity
                         public. This portfolio invests   Management &
                         in domestic and foreign issuers. Research (Far East)
                         This portfolio also invests in   Inc. and Fidelity
                         "growth" stocks, "value" stocks, Investments Japan
                         or both.                         Limited; FMR Co.,
                                                          Inc.)
------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")

VIP III Growth & Income  Seeks high total return through  Fidelity Management
Portfolio                a combination of current income  & Research Company
                         and capital appreciation by      (subadvised by
                         investing a majority of assets   Fidelity Management
                         in common stocks with a focus on & Research (U.K.)
                         those that pay current dividends Inc., Fidelity
                         and show potential for capital   Management &
                         appreciation.                    Research (Far East)
                                                          Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; FMR Co.,
                                                          Inc.)
------------------------------------------------------------------------------
VIP III Growth           Seeks to provide capital growth  Fidelity Management
Opportunities Portfolio  by investing primarily in common & Research Company
                         stock and other types of         (subadvised by
                         securities, including bonds,     Fidelity Management
                         which may be lower-quality debt  & Research (U.K.)
                         securities.                      Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; FMR Co.,
                                                          Inc.)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Global Income Fund       Seeks to provide high return,    GE Asset Management
                         emphasizing current income and,  Incorporated
                         to a lesser extent, capital
                         appreciation. The Fund seeks to
                         achieve this objective by
                         investing primarily in foreign
                         and domestic income-bearing debt
                         securities. The Global Income
                         Fund is non-diversified/1/ as
                         defined by the Investment
                         Company Act of 1940.
------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
--------------------------------------------------------------------------------
Income Fund                 Seeks to provide maximum income  GE Asset Management
                            consistent with prudent          Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in a variety
                            of investment-grade debt
                            securities, such as mortgage-
                            backed securities, corporate
                            bonds, U.S. Government
                            securities and money market
                            instruments.
--------------------------------------------------------------------------------
International Equity Fund   Seeks to provide long-term       GE Asset Management
                            growth of capital by investing   Incorporated
                            primarily in foreign equity and
                            equity-related securities which
                            the adviser believes have long-
                            term potential for capital
                            growth.
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Seeks to provide long-term       GE Asset Management
                            growth of capital and future     Incorporated
                            income by investing primarily in
                            equity securities of mid-cap
                            companies that the investment
                            adviser believes are undervalued
                            by the market and have above-
                            average growth potential.
--------------------------------------------------------------------------------
Money Market Fund           Seeks to provide a high level of GE Asset Management
                            current income consistent with   Incorporated
                            the preservation of capital and
                            maintenance of liquidity by
                            investing in various types of
                            U.S. dollar denominated short-
                            term money market instruments.
--------------------------------------------------------------------------------
Premier Growth Equity Fund  Seeks to provide long-term       GE Asset Management
                            growth of capital and future     Incorporated
                            income rather than current
                            income by investing primarily in
                            a limited number of equity
                            securities of large and medium-
                            sized companies that have above-
                            average growth histories and/or
                            growth potential.
--------------------------------------------------------------------------------
Real Estate Securities      Seeks to provide maximum total   GE Asset Management
Fund                        return through current income    Incorporated
                            and capital appreciation by      (subadvised by
                            investing primarily in equity    Seneca Capital
                            and debt securities of U.S.      Management, L.L.C.)
                            issuers that are principally
                            engaged in or related to the
                            real estate industry including
                            those that own significant real
                            estate assets. This portfolio
                            does not invest directly in real
                            estate.
--------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/    Seeks to provide growth of       GE Asset Management
                            capital and accumulation of      Incorporated
                            income that corresponds to the   (subadvised
                            investment return of the         by SSgA Funds
                            Standard & Poor's 500 Composite  Management, Inc.)
                            Stock Price Index through
                            investment in common stocks
                            comprising that Index.
--------------------------------------------------------------------------------


 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
--------------------------------------------------------------------------------
Total Return Fund           Seeks to provide the highest     GE Asset Management
                            total return, composed of        Incorporated
                            current income and capital
                            appreciation, as is consistent
                            with prudent investment risk by
                            following an asset allocation
                            strategy that provides
                            diversification across a range
                            of asset classes and
                            contemplates shifts among them
                            from time to time.
--------------------------------------------------------------------------------
U.S. Equity Fund            Seeks to provide long-term       GE Asset Management
                            growth of capital through        Incorporated
                            investments primarily in equity
                            securities of U. S. companies.
--------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Growth        Seeks long-term growth of        Goldman Sachs Asset
and Income Fund             capital and growth of income.    Management
                            The Fund invests, under normal
                            circumstances, at least 65% of
                            its total assets (not including
                            securities lending collateral
                            and any investment of that
                            collateral) measured at time of
                            purchase in equity investments
                            that are considered by the
                            Investment Adviser to have
                            favorable prospects for capital
                            appreciation and/or dividend-
                            paying ability.
--------------------------------------------------------------------------------
Goldman Sachs Mid           Seeks long-term capital          Goldman Sachs Asset
Cap Value Fund              appreciation. The Fund invests,  Management
                            under normal circumstances, at
                            least 80% of its net assets plus
                            any borrowing for investment
                            purposes (measured at time of
                            purchase) in a diversified
                            portfolio of equity investments
                            in mid-capitalization issuers
                            within the range of the market
                            capitalization of companies
                            constituting the Russell Midcap
                            Value Index at the time of
                            investment.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           A non-diversified/1/ portfolio   Janus Capital
Portfolio                   that seeks long-term growth of   Management LLC
                            capital.
--------------------------------------------------------------------------------
Balanced Portfolio          Seeks long-term capital growth,  Janus Capital
                            consistent with preservation of  Management LLC
                            capital and balanced by current
                            income.
--------------------------------------------------------------------------------
Capital Appreciation        A non-diversified/1/ portfolio   Janus Capital
Portfolio                   that seeks long-term growth of   Management LLC
                            capital.
--------------------------------------------------------------------------------
Flexible Income Portfolio   Seeks to obtain maximum total    Janus Capital
                            return, consistent with          Management LLC
                            preservation of capital.
--------------------------------------------------------------------------------
Global Life Sciences        A non-diversified/1/ portfolio   Janus Capital
Portfolio -- Service        that seeks long-term growth of   Management LLC
Shares                      capital.
--------------------------------------------------------------------------------
Global Technology           A non-diversified/1/ portfolio   Janus Capital
Portfolio --Service Shares  that seeks long-term growth of   Management LLC
                            capital.
--------------------------------------------------------------------------------
Growth Portfolio            Seeks long-term growth of        Janus Capital
                            capital in a manner consistent   Management LLC
                            with the preservation of
                            capital.
--------------------------------------------------------------------------------


 /1/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
-------------------------------------------------------------------------------
International Growth        Seeks long-term growth of        Janus Capital
Portfolio                   capital.                         Management LLC
-------------------------------------------------------------------------------
Worldwide Growth Portfolio  Seeks long-term growth of        Janus Capital
                            capital in a manner consistent   Management LLC
                            with the preservation of
                            capital.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive      Seeks to achieve capital         OppenheimerFunds,
Growth Fund/VA              appreciation by investing mainly Inc.
                            in the common stocks of
                            companies in the United States
                            believed by the portfolios
                            investment manager,
                            OppenheimerFunds Inc., to have
                            significant growth potential.
-------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA    Seeks high level of current      OppenheimerFunds,
                            income and capital appreciation  Inc.
                            when consistent with its primary
                            objective of high income. Under
                            normal conditions this portfolio
                            will invest at least 65% of its
                            total assets in investment grade
                            securities.
-------------------------------------------------------------------------------
Oppenheimer Capital         Seeks capital appreciation from  OppenheimerFunds,
Appreciation Fund/VA        investments in securities of     Inc.
                            well-known and established
                            companies.
-------------------------------------------------------------------------------
Oppenheimer High Income     Seeks high current income from   OppenheimerFunds,
Fund/VA                     investments in high yield fixed  Inc.
                            income Securities, including
                            unrated securities or high-risk
                            securities in lower rating
                            categories. These securities may
                            be considered speculative. This
                            portfolio may have substantial
                            holdings of lower-rated debt
                            securities or "junk" bonds. The
                            risks of investing in junk bonds
                            are described in the prospectus
                            for the Oppenheimer Variable
                            Account Funds, which should be
                            read carefully before investing.
-------------------------------------------------------------------------------
Oppenheimer Multiple        Seeks total investment return    OppenheimerFunds,
Strategies Fund/VA          (which includes current income   Inc.
                            and capital appreciation in the
                            values of its shares) from
                            investments in common stocks and
                            other equity securities, bonds
                            and other debt securities, and
                            money market securities.
-------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND, INC.

PBHG Growth II Portfolio    Seeks to achieve capital         Pilgrim Baxter &
                            appreciation by investing at     Associates, Ltd.
                            least 65% of its total assets in
                            the growth securities (primarily
                            common stocks) of small and
                            medium sized companies (market
                            capitalization or annual
                            revenues generally between $500
                            million and $10 billion) that,
                            in the adviser's opinion, have
                            an outlook for strong earnings
                            growth and capital appreciation
                            potential.
-------------------------------------------------------------------------------

                                                               Adviser (and
                                                            Sub-Adviser(s), as
Portfolio                     Investment Objective             applicable)
-------------------------------------------------------------------------------
PBHG Large Cap Growth   Portfolio seeks long term growth   Pilgrim Baxter &
Portfolio               of capital obtained by investing   Associates, Ltd.
                        at least 65% of its total assets
                        in growth securities (primarily
                        common stocks) of large
                        capitalization companies
                        (generally have market
                        capitalization over $1 billion)
                        that, in the adviser's opinion,
                        have an outlook for strong
                        earnings growth and capital
                        appreciation potential.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Investors Fund          Seeks long-term growth of          Salomon Brothers
                        capital with current income as a   Asset Management Inc
                        secondary objective, primarily
                        through investments in common
                        stocks of well-known companies.
-------------------------------------------------------------------------------
Strategic Bond Fund     Seeks high level of current        Salomon Brothers
                        income with capital appreciation   Asset Management Inc
                        as a secondary objective,
                        through investing at least 80%
                        of its assets in a globally
                        diverse portfolio of fixed-
                        income investments, including
                        lower-rated fixed income
                        securities commonly known as
                        junk bonds.
-------------------------------------------------------------------------------
Total Return Fund       Seeks to obtain above-average      Salomon Brothers
                        income by primarily investing in   Asset Management Inc
                        a broad variety of securities,
                        including stocks, fixed-income
                        securities and short-term
                        obligations.
-------------------------------------------------------------------------------


Not all of these portfolios may be available in all states or markets.


We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values.


Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.


When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.


Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.


We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. The amounts we receive under these agreements may be significant. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets attributable to the Policies for providing distribution and shareholder services to the portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.


VOTING RIGHTS

As required by law, we will vote shares of the portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


We will determine the number of votes for which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote portfolio shares for which no timely instructions are received in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a Fund calls a shareholders meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

Charges and Deductions


This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

  . the partial surrender, surrender, Policy loan and death benefits under the Policy;

  . investment options, including Net Premium allocations, dollar-cost averaging, and portfolio rebalancing programs;

  .  administration of various elective options under the Policy; and

  .  the distribution of various reports to Owners.

The costs and expenses we incur include:

  . those associated with underwriting applications, increases in Specified Amount, and riders;

  . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

  . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

  . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

  . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

  . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 7.5% charge from each premium before placing the resulting Net Premium in the Subaccounts.


SALES CHARGE


We make a charge to the Policy to pay certain sales and distribution expenses. Of the 7.5% premium charge deducted, 5% is deducted from each premium we receive as part of the sales charge. In addition, there is a deferred sales charge of up to 45% of the designated premium for the Insured's Age, sex, rate class, and Specified Amount at issue. This charge will be deducted from the Policy's Cash Value in equal installments ( 1/9 of the total deferred sales charge) at the beginning of each of the Policy Years 2 through 10. We state this maximum deferred sales charge in your Policy. The designated premium for a particular Age, sex, rate class and Specified Amount is always less than the corresponding guideline annual premium. The timing of premium payments may affect the amount of the deferred sales charge under a Policy as we base the charge only on premiums actually paid during the first Policy Year. You may wish to reduce the deferred sales charge to which your Policy is subject by reducing the premiums you pay in the first Policy Year. However, by reducing the premiums you pay in the first year, the values under your Policy may decrease, cost of insurance charges may increase and the risk of the Policy lapsing prematurely may increase. We will deduct any uncollected deferred sales charge from Cash Value if you surrender your Policy during Policy Years 1 through 9. If the initial Specified Amount of your Policy is at least $250,000, the deferred sales charge percentages in this paragraph will be 40% rather than 45%. When we issue Policies with higher mortality risk or to Insureds who have selected optional insurance benefits, we use a portion of the total amount deducted to pay sales and distribution expenses associated with these additional coverages.


MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge of .0019246% from assets in the Subaccounts attributable to the Policies. This corresponds to an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.


The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and on each Monthly Anniversary Date from Cash Value. The monthly deduction for each Policy consists of:


  .  the cost of insurance charge (discussed below);

  . a current monthly administrative charge of $6 per month ($12 per month maximum); and

  . any charges for additional benefits added by riders to the Policy (See, the "Supplemental Benefits" provision of this prospectus).

If an increase in Specified Amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (it can not exceed $300 per increase). See the "Changing the Specified Amount" provision of this prospectus.


The monthly deduction for a Policy Month will be allocated among the Subaccounts in the same proportion that your Policy's Cash Value in each Subaccount bears to the total Cash Value in all Subaccounts at the beginning of the Policy Month.


COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, sex, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for an increase in Specified Amount that requires evidence of insurability.


We calculate the cost of insurance on each Monthly Anniversary Date based on your net amount at risk. We determine your net amount at risk by the following formula:



                                Life Insurance Proceeds
                                ------------------------ -- Cash Value
                                1.0032737

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If death benefit Option B is in effect, and the Specified Amount has increased, we first consider the Cash Value part of the initial Specified Amount. If the Cash Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rate for the Insured is based on his or her Age, sex, and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable state law and a smoker or non-smoker risk class. In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on the Insured's circumstances at the time of the increase.


We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the cost of insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners'

1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to interest, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, sex (where applicable), and risk class and whose Policies have been in effect for the same length of time.

SURRENDER CHARGE

If you fully surrender your Policy during the first nine Policy years, we will deduct a surrender charge. We calculate the surrender charge by multiplying a factor times the initial Specified Amount, divided by 1000. This value is shown on the Policy data pages as the initial contingent deferred issue charge. The surrender charge factor varies by age, ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five Policy years and then decreases each year at the beginning of the Policy years 6 through 10 by 20% of the initial amount.

There is an additional surrender charge in Policy Years 1 through 9 equal to the uncollected deferred sales charge. See the "Sales Charge" provision of this prospectus. However, if you surrender your Policy during the first two Policy years, the total sales charge we assess as a surrender charge will never exceed
(a) minus (b) where:


  (a) is the lesser of 25% of the guideline annual premium (as defined below) and 25% of the actual premium payment made up to the amount of a guideline annual premium; and

  (b) is the total deferred sales charges previously deducted from Cash Value.

We use the guideline annual premium to provide an assumption for purposes of calculating permissible sales loading and we define it as the level amount that you would have to pay each Policy year, through age 95, to provide the future benefits under the Policy, on the assumption that we base the cost of insurance on the 1980 Commissioners' Standard Ordinary Mortality Table, net investment earnings are at 5%, and sales loading, administration and cost of insurance charges are deducted at rates we specify in the Policy.

We will deduct the surrender charge before we pay Surrender Value.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you take. The fee equals the lesser of $25 or 2% of the amount surrendered.



TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. This charge is at cost with no profit to us. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Subaccounts affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose. We reserve the right to assess a $10 transfer charge for each transfer after the first transfer you make in any calendar year.


If you request an inforce illustration of life insurance benefits under the Policy, we reserve the right to charge a maximum fee of $25 for the cost of preparing the projection.

OTHER CHARGES

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each portfolio's prospectus.


REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

  (1) The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.


  (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.


  (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

  (4) The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.


  (5) Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.


We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a flexible premium variable life insurance policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision, below. The minimum Specified Amount for a Policy is $50,000; however, we reserve the right to increase or decrease this amount for a class of Policies issued after some future date. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus.) Coverage generally becomes effective as of the Policy Date.


Generally, we will issue a Policy covering an Insured up to Age 75 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 75. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insured is found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of:


  (1) the date of completion of the application;


  (2) the date of completion of all medical exams and tests we require; and


  (3) the policy date you requested when that date is later than the date you completed your application.


OWNER

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiary(ies). We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY


If you reserve the right, you may change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy or within 45 days after you sign Part I of the application, whichever is later. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

  . the total amount of monthly deductions made against Cash Value and any charges deducted from premiums paid;

  .  plus the Cash Value on the day we receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

Premiums


GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, sex (where applicable), and risk class of the proposed Insured, the desired Specified Amount, any supplemental benefits, and investment performance of the Subaccounts. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Business Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.


The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code. See the "Tax Considerations" provision of this prospectus.


We reserve the right to limit the number and amount of any unscheduled premium payment.

You may only make premium payments totaling $100,000 during the free-look period.

TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another contract if that contract qualified for a tax-free exchange under Section 1035 of the Code as part of your initial premium. If you contemplate such an exchange, you should consult a competent tax adviser to learn the potential tax effects of such a transaction. Replacing your existing coverage with this Policy may not be to your advantage.


PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums and or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. Any change will be effective upon our receipt of the instructions. Depending on the Cash

Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the "Changing the Specified Amount" provision of this prospectus.


MINIMUM PREMIUM PAYMENT

Generally, the minimum modal amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15 for payments made via automatic deduction from your bank or similar account). Please keep in mind that you may have to pay a higher amount to keep the Policy in force. Even if you pay the minimum premium amount, your Policy may lapse. See the "Premium to Prevent Termination" provision of this prospectus. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Under our current administrative rules, all unscheduled premium payments must be at least $250 except where state regulation specifies a smaller amount. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.


ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount. You may only direct your Net Premiums and Cash Value to not more than 10 Subaccounts at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, each allocation percentage must be a whole number, and the portion of each Net Premium allocated to a particular Subaccount must be at least 1%.


Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium during the Initial Investment Period as specified below.

During the Initial Investment Period, we generally will allocate Net Premiums to the Subaccounts based on the Net Premium allocation percentages you specified in your application. However, for states requiring the refund of premiums during the Initial Investment Period, we will allocate all Net Premiums to the Subaccount investing in the GE Investments, Inc--Money Market Fund ("Money Market Subaccount"). Fifteen days following this allocation, we will transfer the Account Value to the Subaccounts based on the Net Premium allocation percentages you selected. See the "How Your Cash Value Varies" provision of this prospectus.

How Your Cash Value Varies

CASH VALUE

The Cash Value is the entire amount we hold under your Policy for you. The Cash Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount and the amount held in the General Account to secure Policy Debt. See the "Loans" provision of this prospectus. We determine Cash Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Business Day. Your Cash Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deductions, mortality and expense risk charges, deferred sales charges in Policy years 2 through 10, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Cash Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.


SURRENDER VALUE

The Surrender Value on a Business Day is the Cash Value reduced by that which we would deduct if you surrendered your policy that day and any policy debt.

SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Subaccount units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of Cash Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Subaccount's Unit Value for the Business Day when we effect the allocation, transfer or repayment.


The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Subaccount, you transfer an amount from the Subaccount, you take a partial surrender from the Subaccount, or you surrender the Policy.


UNIT VALUES

We arbitrarily set the Unit Value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit Value, after an Investment Subaccount's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

  (a)  is the result of:

    (1) the value of the assets at the end of the preceding Valuation Period;
        plus


    (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus


    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus


    (4) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and


  (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period; and


  (c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to an effective annual rate of .70% per year.

Transfers

GENERAL

You may transfer Cash Value among the Subaccounts at any time after the end of the Initial Investment Period. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office.


We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts.


We may defer transfers under the same conditions that we may delay paying proceeds. See the "Requesting Payments" provision of prospectus. We limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See the "Transfer Charge" provision of the prospectus.


We also may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.


Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;


  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period;


  (3) if the transfer would adversely affect Unit Values; or


  (4) the transfer would adversely affect any portfolio affected by the transfer.


We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision of this prospectus.)


When thinking about a transfer of Cash Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Subaccount to any other Subaccount. If any transfer would leave less than $100 in the Money Market Subaccount, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Subaccount from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the "Allocating Premiums" provision of this prospectus for a description of when this occurs).


There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Cash Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 10%. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not assure a profit or protect against a loss. We also reserve the right to exclude Subaccounts from portfolio rebalancing.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios underlying the Policies, and the managements of those Funds share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits

As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See the "Requesting Payments" provision of this prospectus. We will pay the death benefit to the Beneficiary.


AMOUNT OF DEATH BENEFIT PAYABLE

The amount of death benefit payable equals:

  . the Life Insurance Proceeds determined under the death benefit option in effect on the date of the Insured's death;

  .  plus any supplemental death benefits provided by rider;

  .  minus any Policy Debt on that date; and

  . minus any overdue deferred sales charges and monthly deductions if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See the "Incontestability and Misstatement of Age or Sex" provision of this prospectus.


DEATH BENEFIT OPTIONS

There are two death benefits available under the Policy. Under Option A, the Life Insurance Proceeds equals the greater of:

  .  the Specified Amount plus the Cash Value; or

  . the applicable corridor percentage of the Cash Value as determined using the table of percentages shown below.

Under Option B, the Life Insurance Proceeds equals the greater of:

  .  the Specified Amount; or

  . the applicable corridor percentage of the Cash Value as determined using the table of corridor percentages shown below.

Under both options, we determine the Specified Amount and Cash Value on the Business Day of the Insured's death. The corridor percentage is 250% until the attainment of Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any Federal income tax laws and/or regulations, we reserve the right to change the table.

                       Table of Percentages of Cash Value

Attained      Corridor        Attained        Corridor        Attained        Corridor
  Age        Percentage         Age          Percentage         Age          Percentage
---------------------------------------------------------------------------------------
  0-40          250%             54             157%             68             117%
   41           243%             55             150%             69             116%
   42           236%             56             146%             70             115%
   43           229%             57             142%             71             113%
   44           222%             58             138%             72             111%
   45           215%             59             134%             73             109%
   46           209%             60             130%             74             107%
   47           203%             61             128%           75-90            105%
   48           197%             62             126%             91             104%
   49           191%             63             124%             92             103%
   50           185%             64             122%             93             102%
   51           178%             65             120%             94             101%
   52           171%             66             119%             95             100%
   53           164%             67             118%
---------------------------------------------------------------------------------------

Under death benefit Option A, the Life Insurance Proceeds will vary directly with the investment performance of the Cash Value. Under death benefit Option B, the Life Insurance Proceeds ordinarily will not change until the applicable percentage amount of the Cash Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the death benefit option when you apply for the Policy. However, you may change the death benefit Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy schedule pages reflecting the new Option and the effective date of the change. If you request a change from death benefit Option A to death benefit Option B, we will increase the Specified Amount by the Cash Value on the effective date of the increase. If you request a change from death benefit Option B to death benefit Option A, we will decrease the Specified Amount after the change by the Cash Value on the effective date of the change. A change in death benefit option will affect your cost of insurance charges.


CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See the "Monthly Deduction" and "Cost of Insurance" provisions of this prospectus. Depending on the Cash Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic premium payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Cash Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Cash Value that we refund from each Subaccount in the same proportion that the Cash Value in that Subaccount bears to the total Cash Value in all Subaccounts under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).


Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the first five policy years, we will not allow a decrease unless the Cash Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it.


To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in the Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.

An increase in the Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies and before the Maturity Date. The Policy will terminate on the Business Day we receive your request at our Home Office and you will not be able to reinstate the Policy.


We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 9 Policy years. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. (See the "Tax Considerations" provision of this prospectus.)


PARTIAL SURRENDERS

You may make partial surrenders under your Policy at any time before the Maturity Date if you elected death benefit Option A. If you elected Option B, you only may make partial surrenders after the first Policy Year but before the Maturity Date. The minimum partial surrender amount is $500.

We will assess a processing fee for each partial surrender. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee. See the "Partial Surrender Processing Fee" provision of this prospectus.


When you request a partial surrender, you can direct how we deduct the surrender from your Cash Value. If you provide no directions, we will deduct the partial surrender proportionately from the Subaccounts in which you are invested.


EFFECT OF PARTIAL SURRENDERS

A partial surrender will reduce both the Cash Value and the Life Insurance Proceeds by the amount of the partial surrender.

Loans

GENERAL

You may borrow up to the following amount:

  . 90% of the difference between your Cash Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

  .  less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Cash Value in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Subaccount in which you have invested. We will pay interest at an annual rate of at least 4% to that portion of the collateral that excludes Preferred Policy Debt (See below).


You may repay a loan at any time during the Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and allocate it as you directed when you repay the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.


PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date as Preferred Policy Debt. Preferred Policy Debt equals that portion of your Policy Debt which equals the Surrender Value under the Policy less the sum of all premium payments made.

We currently credit interest at an annual rate of 6% to that portion of Cash Value transferred to the General Account which equals the Preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Cash Value we transferred to the General Account. We guarantee that borrowed Cash Value corresponding to Preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

Preferred Policy Debt is currently only available to Policies issued on or after May 1, 1993, and may not be available in all states.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at a maximum effective annual rate of 8%. If the loan interest rate is less than 8% we can increase the rate once each Policy year but not more than 1% per year. We will send you notice at least 40 days before we increase your existing loan interest rate. Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Subaccount on a pro-rata basis.


REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not Preferred Policy Debt.

You must send Loan repayments to our Home Office. We will credit the repayments as of the Business Day we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the current 7.5% premium charge.

EFFECT OF POLICY LOAN

A Policy loan affects the Policy, because we reduce the death benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by the Separate Accounts investment performance. Amounts transferred from the Separate Account as collateral will affect the Cash Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.


There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See the "Tax Considerations" provision of this prospectus.


We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction and loan charges, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.


However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount for the time your Policy has been in force. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the Life Insurance Proceeds by any overdue deferred sales charges and the monthly deductions. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within 3 years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information. Any Policy Debt which existed at the end of the grace period will be reinstated if not paid. On the date of reinstatement, the Cash Value less any outstanding Policy Debt will be allocated to the Subaccounts.


Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

If we reinstate your Policy, the surrender charge will be as though your Policy had been in effect continuously from its original Policy Date.

Payments and Telephone Transactions


REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any death benefit, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the death benefit, which we determine as of the Valuation Day of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your death benefit in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus.


In most cases, when we pay death benefit payments in a lump sum, we will pay these proceeds either:


  (1) to your Designated Beneficiary(ies) directly in the form of a check; or


  (2) by establishing an interest bearing account called the "GE Secure Access Account" for the Designated Beneficiary(ies) in the amount of death benefit payable.


When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


Any death benefit that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce the death benefit by any outstanding Policy Debt and any due and unpaid charges and will increase the death benefit by any benefits added by rider.


We may delay making a payment or processing a transfer request if:


  . the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

  .  the SEC by order permits postponement of payment to protect our Policy
     Owners.


We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.


State law requires that we reserve the right to defer payments from the General Account for a withdrawal, surrender or payment of the death benefit for up to six months from the date we receive your request for payment.


TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Home Office. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:


  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;


  . confirming the telephone transaction in writing to you or a third party you authorized; and/or


  .  tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call us at 1-800-352-9910.

Tax Considerations

FEDERAL TAX MATTERS

Introduction

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Tax Status of the Policy

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the insured are excluded from the gross income of the beneficiary, and the owner is not taxed on increases in the cash value unless amounts are distributed while the insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and


  .  your right to choose particular investments for a Policy must be limited.

Investments in the separate account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Cash Value over the premiums paid for the Policy.


Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


Restrictions on the extent to which you can direct the investment of cash values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Cash Values among the portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.


The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of the Separate Account.


No guarantees regarding tax treatment. The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Cash Value until there is a distribution from your Policy.


Tax Treatment of Policies -- General

Life insurance proceeds and cash value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

  . Life Insurance Proceeds are excludable from the gross income of the Beneficiary.

  . You are not taxed on increases in the Cash Value unless amounts are distributed from the Policy while the Insured is alive.

  . The taxation of amounts distributed while the Insured is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," is defined below.


Partial and full surrenders and maturity proceeds. A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy, plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.


Special rules for certain cash distributions in the first 15 policy years. During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Life Insurance Proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Cash Value exceeds your investment in the contract.

Loans. If your Policy is not a modified endowment contract, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes for periods when the interest crediting rate on collateral is the same as the loan interest rate. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the preferred Policy Debt plus any amount received in cash exceeds your investment in the contract.


Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy loan.


Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:


  .  a 20% owner of the entity, or

  .  an officer, director, or employee of the trade or business,

at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be beneficiaries under a Policy, should consult a tax adviser.


Optional payment plans. If Life Insurance Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Life Insurance Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.


Other considerations. The right to exchange the Policy for a permanent fixed benefit policy (See the "Exchange Privilege" provision of this prospectus), the right to change Owners (See the "Change of Owner" provision of this prospectus), and changes reducing future amounts of Life Insurance Proceeds may have tax consequences depending upon the circumstances of each exchange or change.

Special Rules For Modified Endowment Contracts

Definition of a "Modified Endowment Contract." Special rules apply to a Policy classified as a modified endowment contract. A Policy will be classified as a modified endowment contract if either of the following is true.


  . if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test.


  . if the Policy is received in exchange for another policy that is a modified endowment contract.


Tax treatment of Modified Endowment Contracts. If a Policy is classified as a modified endowment contract, the following special rules apply:


  . a partial surrender will be taxable to you to the extent that the Cash
    Value exceeds your investment in the contract.


  . a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.


  . a penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:


   (1) after you attain age 59 1/2;


   (2) because you have become disabled, within the meaning of the tax law; or

   (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special rules if you own more than one Modified Endowment Contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.


Interpretative issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.


Income Tax Withholding

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

Tax Status of the Company

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.


We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


Changes in the Law and Other Considerations

This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

Other Policy Information

EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit policy offered by us or by one of our affiliates. You may elect to have the amount of the new policy be either the same Life Insurance Proceeds or the same Life Insurance Proceeds minus Cash Value as the existing Policy at the time of conversion. We will base premiums on the same Age at issue, and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Cash Values to reflect variances, if any, in the payments and Cash Value under the existing Policy and the new Policy. See your Policy for further information.

BENEFITS AT MATURITY

If your Policy is in effect at the Maturity Date, we will pay you your Policy's Cash Value less outstanding Policy Debt. This is your Policy's maturity value. We may pay benefits at maturity in a lump sum or under an optional payment plan. The maturity date is shown in your Policy. To change the Maturity Date, you must write us at our Home Office. We must receive any request before the Maturity Date then in effect. The requested maturity date must be:

  (1) on a Policy Anniversary;

  (2) at least one year from the date we receive the request;

  (3) after the 10th Policy Year; and

  (4) not after the Policy Anniversary nearest to the Insured's 95th birthday.

OPTIONAL PAYMENT PLANS

In selecting an Optional Payment Plan:

  (1) the payee under a plan cannot be a corporation, association or fiduciary;


  (2) the proceeds applied under a plan must be at least $10,000; and


  (3) the amount of each payment under a plan must be at least $50.

The Policy currently offers the following six optional payment plans as alternatives to the payment of a death benefit or Surrender Value in a lump sum:

  Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early.

  Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the minimum period, we will discount the amount of remaining payments for the minimum period at a yearly rate of 3%. We will pay the discounted amounts in one sum to the payee's estate unless otherwise provided.


  Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

  Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

  Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at a yearly rate of 3%. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

  Plan 6 -- Single Premium Endowment at Age 95. You may elect this option while your Policy is in force and while the Insured is living. We will apply your Surrender Value to purchase a Single Premium Endowment at Age 95 on the life of the Insured. The maximum policy amount that can be purchased without evidence of insurability is the life insurance proceeds that would be payable upon the death of the Insured under the Policy on the date of the exchange, less the Cash Value on the date of the exchange plus the amount applied as the premium for the new policy. An additional amount can be purchased upon evidence of insurability.

You may select an optional payment plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See, "Tax Treatment of Policies" provision of this prospectus. Amounts allocated to an optional payment plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our registered representatives.


DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for 2 years from the Policy Date or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).


SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within 2 years of the Policy Date, we will limit the amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.


If the Insured commits suicide while sane or insane more than 2 years after the Policy Date but within 2 years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase plus the increase charge applicable to the increase. Please see your Policy for more details.


MISSTATEMENT OF AGE OR SEX

We will adjust the Life Insurance Proceeds if you misstated the Insured's Age or sex in your application. Please see your Policy for details.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST

If you name a trust as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.


OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary:

  . to assure compliance at all times with the definition of life insurance prescribed by the Code;

  . to make the Policy, our operations, or the operation of the Separate
    Account to conform with any law or regulation issued by any government agency to which they are subject; or


  . to reflect a change in the operation of the Separate Account, if allowed by the Policy.


Only the President or Vice President of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An officer of the Company must sign all endorsements, amendments, or riders to be valid.


REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy.


The report will show:

  . Specified Amount;

  . the Cash Value in each Subaccount;


  . the Surrender Value;

  . Policy Debt; and

  . premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Cash Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL BENEFITS

There are several supplemental benefits available that you may add to your Policy. These benefits may not be available in all states or markets. Examples of these benefits include:

  . term insurance on a spouse or children;

  . additional death benefits if the Insured dies in an accident;

  . waiver of either the monthly deduction or a stipulated amount if the Insured becomes disabled

  . We will deduct monthly charges from your Cash Value as part of the monthly deduction for the benefits described above. See the "Charges and Deductions" and "Monthly Deductions" provisions of this prospectus.


Additional rules and limits apply to these supplemental benefits. Please ask your authorized Company agent for further information or contact our Home Office.


USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on a form satisfactory to us if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may to reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.


On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.


Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("CBC") for the distribution and sale of the Policies. Pursuant to this agreement, CBC serves as principal underwriter for the Policies. CBC is located at 6630 W. Broad St., Richmond, Virginia 23230. CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.


CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay sales commissions and other marketing related expenses to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 40% of the first year target premium (based on age, sex, Specified Amount, risk class and other factors) plus up to approximately 2.5% of premiums paid in excess of the first year target premium. In renewal years, the selling firm receives up to approximately 2.5% of premiums paid. This commission may be returned to us if the Policy is not continued through the first Policy Year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by CBC's registered representatives, a portion of the sales commission is passed through CBC to its registered representative who sold the Policy. Because CBC is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.


The Underwriter also receives 12b-1 fees from certain portfolios of Janus Aspen Series.


In the case of sales by selling firms, CBC passes through the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Cash Value.


LEGAL MATTERS

Advice on certain legal matters relating to federal securities laws has been provided by Dwain A. Akins, Vice President, Associate General Counsel and Assistant Secretary of the Company.


EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account II, as of December 31, 2001 and for each of the years or lesser periods in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.


ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.


FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of the Company included in this prospectus from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

EXECUTIVE OFFICERS AND DIRECTORS OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.



                         Positions and Offices with the Company for Last Five
         Name                                   Years
-------------------------------------------------------------------------------
 Pamela S. Schutz     Director and President, GE Life and Annuity Life
                      Assurance Company since May 1998; Chief Executive
                      Officer, GE Life and Annuity Assurance Company since June
                      2000; President, The Harvest Life Insurance Company May
                      1997- November 1998; President, GE Capital Commercial
                      Real Estate (an affiliate) May 1994-November 1998.

 Thomas M. Stinson(1) Director and Senior Vice President, GE Life and Annuity
                      Assurance Company since April 2000; President, Personal
                      Financial Services of GE Life and Annuity Assurance
                      Company since 1998; General Manager of Home Depot Credit
                      Services Account, GE Card Services (an affiliate) 1993-
                      1998.

 Elliot A. Rosenthal  Director, GE Life and Annuity Assurance Company since
                      June 2000; Senior Vice President of GE Life and Annuity
                      Assurance Company since 1996.

 Leon E. Roday(2)     Director, GE Life and Annuity Assurance Company since
                      June 1999; Senior Vice President, GE Life and Annuity
                      Assurance Company since May 1998; Director, Senior Vice
                      President, General Counsel and Secretary, GE Financial
                      Assurance Holdings, Inc. (an affiliate) since 1996.

 Geoffrey S. Stiff    Director, GE Life and Annuity Assurance Company since May
                      1996; Senior Vice President, GE Life and Annuity
                      Assurance Company since March 1999; Vice President, GE
                      Life and Annuity Assurance Company May 1996-March 1999;
                      Director and Chief Executive Officer of General Electric
                      Capital Assurance Company (an affiliate) since 1996.

 Kelly L. Groh        Senior Vice President and Chief Financial Officer of GE
                      Life and Annuity Assurance Company since January, 2002;
                      Vice President and Controller of Wealth Management
                      Income, GE Life and Annuity Assurance Company since July
                      2000; Vice President, Controller and Sr. Financial
                      Analyst, Financial Service of GE Life and Annuity
                      Assurance Company since March 1996.

 Susan M. Mann        Vice President and Controller, GE Life and Annuity
                      Assurance Company since April 2001; Vice President and
                      Controller, AMF Bowling, Inc. July 1998-December 2000;
                      Chief Financial Officer, World Access, Inc. (provider of
                      travel insurance, assistance and financial market
                      enhancement related products and services) April 1991-
                      July 1998.

 Gary T. Prizzia(2)   Treasurer, GE Life and Annuity Assurance Company since
                      January 2000; Assistant Treasurer GE Financial Assurance
                      Holdings, Inc. (an affiliate) since January 2000;
                      Treasurer/Risk Manager, Budapest Bank, October 1996-
                      January 2000.

 Paul A. Haley        Senior Vice President and Chief Actuary, GE Life and
                      Annuity Assurance Company since January 2, 2002; Vice
                      President Product Development, GE Life and Annuity
                      Assurance Company from October 1999-December 2001; Vice
                      President and Chief Actuary, Colonial Life & Accident
                      Insurance Company, August 1997- July 1999.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is GE Financial, 1650 Los Gamos Drive, San Rafael, CA 94903.


  (2) The principal business address is GE Financial, 6620 W. Broad Street, Richmond, Virginia 23230.




Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.


DIRECTORS AND OFFICERS OF CAPITAL BROKERAGE CORPORATION


                           Positions and Offices with the Company for Last Five
           Name                                    Years
-------------------------------------------------------------------------------
 Christopher A. Cokinis(1) President and Chief Executive Officer, Capital
                           Brokerage Corporation since August 2000; Chief
                           Compliance Officer, May 2001-December 2001;
                           Assistant Vice President, American United Life
                           Insurance Co., Vice President AUL Equity Sales
                           Corp., September 1997-August 2000; Director of
                           Compliance, Lincoln National Life Insurance Co. May
                           1995-September 1997

 Thomas W. Casey(3)        Mr. Casey is currently a Senior Vice President and a
                           member of the Board of Directors of GE Group Life
                           Assurance Company, Senior Vice President of GE Group
                           Administrators, Inc. Mr. Casey holds a similar
                           position in various companies with the GE Financial
                           Assurance Holdings, Inc. ("GEFA") holding company
                           system; Mr. Casey also holds an officer position
                           with GE Capital Corporation, GEFA's parent company;
                           and with General Electric Company as a Senior Vice
                           President and Chief Financial Officer to GE
                           Financial Assurance, Richmond, Virginia since 1994;

 Victor C. Moses(2)        Senior Vice President of General Electric Capital
                           Assurance Company and Capital Brokerage Corporation
                           since September 1991

 Geoffrey S. Stiff         President and Chief Executive Officer of General
                           Electric Capital Assurance Company; Senior Vice
                           President, Capital Brokerage Corporation since May
                           1993; Mr. Stiff holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. ("GEFA") since 1993.

 Ward E. Bobitz(3)         Vice President and Assistant Secretary, Capital
                           Brokerage Corporation, April 1999; Mr. Bobitz is
                           currently the Vice President and Assistant Secretary
                           of GE Life and Annuity Assurance Company. Mr. Bobitz
                           holds similar positions in other companies with the
                           GE Financial Assurance Holdings, Inc. since 1997.

 Joan H. Cleveland(4)      Vice President, Capital Brokerage Corporation since
                           March 2001; Vice President, GEFA Lynchburg since
                           July 2000.

 Brenda Daglish(5)         Vice President, Capital Brokerage Corporation since
                           February 2000; and Assistant Treasurer, Capital
                           Brokerage Corporation since September 1994; Ms.
                           Daglish is currently a Vice President and Assistant
                           Treasurer of Phoenix Group Services, Inc.
                           Ms. Daglish holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. since 1994.

                           Positions and Offices with Depositor for Last Five
          Name                                    Years
-------------------------------------------------------------------------------
 William E. Daner        Vice President, Counsel and Secretary, Capital
                         Brokerage Corporation since September 1999; Vice
                         President and Counsel for The Life Insurance Company
                         of Virginia October 1998-December 1998; Second Vice
                         President and Counsel, 1997-1998;

 Richard G. Fucci(5)     Vice President, Capital Brokerage Corporation since
                         January 2001; Vice President and Controller since July
                         1999. Mr. Fucci joined GE Financial Assurance group
                         companies in 1998.

 Gary T. Prizzia(3)      Treasurer, Signature Agency, Inc., Capital Brokerage
                         Corporation since January 2000; Mr. Prizzia holds a
                         similar position in various companies within the GE
                         Financial Assurance Holdings, Inc.

 Edward J. Wiles, Jr.(6) Senior Vice President and Chief Compliance Officer,
                         Capital Brokerage Corporation since December 2001; Mr.
                         Wiles holds similar positions in other companies within the GE Financial Assurance Holdings, Inc. since
                         1989.

 Kelly L. Groh           Chief Financial Officer and Controller, Capital
                         Brokerage Corporation; Ms. Groh holds a similar
                         position in various companies within the GE Financial
                         Assurance Holdings, Inc. since March 1996.


The principal business address of each person listed, unless otherwise indicated, is 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is GE Financial, 6630 West Broad Street, Richmond, VA 23230.


  (2) The principal business address is GE Financial, 601 Union Street, Suite 1300, Seattle, WA 98101.


  (3) The principal business address is GE Financial, 6620 West Broad Street, Richmond, VA 23230.


  (4) The principal business address is GE Financial, 700 Main Street, Lynchburg, VA 24505.


  (5) The principal business address is GE Financial, 6604 West Broad Street, Richmond, VA 23230.


  (6) The principal business address is GE Financial, 201 Meritt 7, Norwalk, CT 06856


OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations


We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Policy values and benefits will be different from these illustrations.

The illustrations assume you paid planned premiums annually and the return on the Subaccounts were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all Policy and Fund fees and charges. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.


The illustrations assume an average annual expense ratio of .77% of the average daily net assets of the portfolios available under the Policies, based on the Fund's fees and expenses for the year ended December 31, 2001 as shown in the "Portfolio Annual Expenses" provision of this prospectus. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on portfolio expenses, see the prospectus for the Portfolio. The illustrations also take into account the charge by us to a Subaccount for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Subaccounts. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.48%, 4.52% and 10.52%, respectively.


The illustrations reflect the monthly deduction and any deferred sales charge for the hypothetical Insured. We reflect our current charges and the higher guaranteed charges we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no Policy Debt or charges for supplemental benefits.


Upon request, we will furnish a personalized illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.

Flexible Premium Variable Life Insurance


Male Issue Age 40                      Initial Specified Amount       $50,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option A                 Premium (Payable Annually) (1) $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89     389 50,389      117      417 50,417
  2        1,292        286     616 50,616      360     690 50,690      437      767 50,767
  3        1,986        550     858 50,858      687     995 50,995      837    1,144 51,144
  4        2,715        800   1,085 51,085    1,017   1,302 51,302    1,265    1,550 51,550
  5        3,481      1,036   1,299 51,299    1,351   1,613 51,613    1,726    1,988 51,988
  6        4,285      1,287   1,497 51,497    1,716   1,926 51,926    2,249    2,459 52,459
  7        5,129      1,521   1,679 51,679    2,081   2,238 52,238    2,807    2,964 52,964
  8        6,016      1,739   1,844 51,844    2,445   2,550 52,550    3,403    3,508 53,508
  9        6,947      1,938   1,990 51,990    2,807   2,860 52,860    4,040    4,093 54,093
 10        7,924      2,118   2,118 52,118    3,166   3,166 53,166    4,720    4,720 54,720
 15       13,594      2,496   2,496 52,496    4,669   4,669 54,669    8,734    8,734 58,734
 20       20,832      1,963   1,963 51,963    5,528   5,528 55,528   14,186   14,186 64,186
 21       30,068          *       *      *    4,901   4,901 54,901   21,231   21,231 71,231
 30       41,856          *       *      *    1,161   1,161 51,161   29,454   29,454 79,454
 35       56,902          *       *      *        *       *      *   37,391   37,391 87,391
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance



Male Issue Age 40                      Initial Specified Amount       $50,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option A                 Premium (Payable Annually) (1) $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment  Gross Annual Investment
         Premiums     Return with Current     Return with Current      Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ ------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value   Value  Benefit
---------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89      389 50,389      117      417  50,417
  2        1,292        358     688 50,688      434      764 50,764      513      843  50,843
  3        1,986        692   1,000 51,000      838    1,146 51,146      997    1,305  51,305
  4        2,715      1,012   1,297 51,297    1,249    1,534 51,534    1,519    1,804  51,804
  5        3,481      1,322   1,585 51,585    1,673    1,936 51,936    2,088    2,351  52,351
  6        4,285      1,659   1,869 51,869    2,145    2,355 52,355    2,745    2,955  52,955
  7        5,129      1,991   2,148 52,148    2,637    2,794 52,794    3,466    3,623  53,623
  8        6,016      2,319   2,424 52,424    3,148    3,253 53,253    4,257    4,362  54,362
  9        6,947      2,643   2,695 52,695    3,679    3,732 53,732    5,125    5,178  55,178
 10        7,924      2,963   2,963 52,963    4,233    4,233 54,233    6,079    6,079  56,079
 15       13,594      4,306   4,306 54,306    7,181    7,181 57,181   12,334   12,334  62,334
 20       20,832      5,263   5,263 55,263   10,534   10,534 60,534   22,283   22,283  72,283
 25       30,068      5,382   5,382 55,382   13,830   13,830 63,830   37,672   37,672  87,672
 30       41,856      4,054   4,054 54,054   16,299   16,299 66,299   61,176   61,176 111,176
 35       56,902        276     276 50,276   16,447   16,447 66,447   96,580   96,580 146,580
---------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance


Male Issue Age 40                      Initial Specified Amount       $50,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option B                 Premium (Payable Annually) (1) $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90     390 50,000      118      418 50,000
  2        1,292        301     619 50,000      375     693 50,000      452      770 50,000
  3        1,986        556     863 50,000      693   1,001 50,000      844    1,152 50,000
  4        2,715        809   1,094 50,000    1,028   1,313 50,000    1,278    1,563 50,000
  5        3,481      1,050   1,312 50,000    1,368   1,630 50,000    1,746    2,009 50,000
  6        4,285      1,306   1,516 50,000    1,740   1,950 50,000    2,281    2,491 50,000
  7        5,129      1,546   1,704 50,000    2,115   2,272 50,000    2,854    3,011 50,000
  8        6,016      1,771   1,876 50,000    2,491   2,596 50,000    3,469    3,574 50,000
  9        6,947      1,979   2,032 50,000    2,869   2,921 50,000    4,131    4,184 50,000
 10        7,924      2,169   2,169 50,000    3,246   3,246 50,000    4,844    4,844 50,000
 15       13,594      2,622   2,622 50,000    4,914   4,914 50,000    9,208    9,208 50,000
 20       20,832      2,209   2,209 50,000    6,148   6,148 50,000   15,732   15,732 50,000
 25       30,068        342     342 50,000    6,253   6,253 50,000   25,846   25,846 50,000
 30       41,856          *       *      *    3,658   3,658 50,000   42,727   42,727 50,000
 35       56,902          *       *      *        *       *      *   71,685   71,685 76,702
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance


Male Issue Age 40                      Initial Specified Amount       $50,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option B                 Premium (Payable Annually) (1) $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current     Return with Current       Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ -------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value    Value  Benefit
----------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90      390 50,000       118      418  50,000
  2        1,292        373     691 50,000      449      767 50,000       529      847  50,000
  3        1,986        698   1,005 50,000      845    1,152 50,000     1,005    1,312  50,000
  4        2,715      1,022   1,307 50,000    1,261    1,546 50,000     1,533    1,818  50,000
  5        3,481      1,337   1,600 50,000    1,692    1,954 50,000     2,111    2,374  50,000
  6        4,285      1,679   1,889 50,000    2,172    2,382 50,000     2,780    2,990  50,000
  7        5,129      2,018   2,175 50,000    2,673    2,831 50,000     3,515    3,672  50,000
  8        6,016      2,353   2,458 50,000    3,196    3,301 50,000     4,324    4,429  50,000
  9        6,947      2,685   2,737 50,000    3,741    3,793 50,000     5,216    5,268  50,000
 10        7,924      3,013   3,013 50,000    4,310    4,310 50,000     6,198    6,198  50,000
 15       13,594      4,414   4,414 50,000    7,383    7,383 50,000    12,716   12,716  50,000
 20       20,832      5,474   5,474 50,000   11,014   11,014 50,000    23,406   23,406  50,000
 25       30,068      5,796   5,796 50,000   14,985   14,985 50,000    41,036   41,036  50,064
 30       41,856      4,809   4,809 50,000   19,039   19,039 50,000    70,167   70,167  81,393
 35       56,902      1,383   1,383 50,000   22,701   22,701 50,000   117,576  117,576 125,807
----------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE AND ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk          Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89     389 50,389      117      417 50,417
  2        1,292        286     616 50,616      360     690 50,690      437      767 50,767
  3        1,986        550     858 50,858      687     995 50,995      837    1,144 51,144
  4        2,715        800   1,085 51,085    1,017   1,302 51,302    1,265    1,550 51,550
  5        3,481      1,036   1,299 51,299    1,351   1,613 51,613    1,726    1,988 51,988
  6        4,285      1,287   1,497 51,497    1,716   1,926 51,926    2,249    2,459 52,459
  7        5,129      1,521   1,679 51,679    2,081   2,238 52,238    2,807    2,964 52,964
  8        6,016      1,739   1,844 51,844    2,445   2,550 52,550    3,403    3,508 53,508
  9        6,947      1,938   1,990 51,990    2,807   2,860 52,860    4,040    4,093 54,093
 10        7,924      2,118   2,118 52,118    3,166   3,166 53,166    4,720    4,720 54,720
 15       13,594      2,496   2,496 52,496    4,669   4,669 54,669    8,734    8,734 58,734
 20       20,832      1,963   1,963 51,963    5,528   5,528 55,528   14,186   14,186 64,186
 25       30,068          *       *      *    4,901   4,901 54,901   21,231   21,231 71,231
 30       41,856          *       *      *    1,161   1,161 51,161   29,454   29,454 79,454
 35       56,902          *       *      *        *       *      *   37,391   37,391 87,391
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk          Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment  Gross Annual Investment
         Premiums     Return with Current     Return with Current      Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ ------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value   Value  Benefit
---------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89      389 50,389      117      417  50,417
  2        1,292        358     688 50,688      434      764 50,764      513      843  50,843
  3        1,986        692   1,000 51,000      838    1,146 51,146      997    1,305  51,305
  4        2,715      1,012   1,297 51,297    1,249    1,534 51,534    1,519    1,804  51,804
  5        3,481      1,322   1,585 51,585    1,673    1,936 51,936    2,088    2,351  52,351
  6        4,285      1,659   1,869 51,869    2,145    2,355 52,355    2,745    2,955  52,955
  7        5,129      1,991   2,148 52,148    2,637    2,794 52,794    3,466    3,623  53,623
  8        6,016      2,319   2,424 52,424    3,148    3,253 53,253    4,257    4,362  54,362
  9        6,947      2,643   2,695 52,695    3,679    3,732 53,732    5,125    5,178  55,178
 10        7,924      2,963   2,963 52,963    4,233    4,233 54,233    6,079    6,079  56,079
 15       13,594      4,306   4,306 54,306    7,181    7,181 57,181   12,334   12,334  62,334
 20       20,832      5,263   5,263 55,263   10,534   10,534 60,534   22,283   22,283  72,283
 25       30,068      5,382   5,382 55,382   13,830   13,830 63,830   37,672   37,672  87,672
 30       41,856      4,054   4,054 54,054   16,299   16,299 66,299   61,176   61,176 111,176
 35       56,902        276     276 50,276   16,447   16,447 66,447   96,580   96,580 146,580
---------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk          Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90     390 50,000      118      418 50,000
  2        1,292        301     619 50,000      375     693 50,000      452      770 50,000
  3        1,986        556     863 50,000      693   1,001 50,000      844    1,152 50,000
  4        2,715        809   1,094 50,000    1,028   1,313 50,000    1,278    1,563 50,000
  5        3,481      1,050   1,312 50,000    1,368   1,630 50,000    1,746    2,009 50,000
  6        4,285      1,306   1,516 50,000    1,740   1,950 50,000    2,281    2,491 50,000
  7        5,129      1,546   1,704 50,000    2,115   2,272 50,000    2,854    3,011 50,000
  8        6,016      1,771   1,876 50,000    2,491   2,596 50,000    3,469    3,574 50,000
  9        6,947      1,979   2,032 50,000    2,869   2,921 50,000    4,131    4,184 50,000
 10        7,924      2,169   2,169 50,000    3,246   3,246 50,000    4,844    4,844 50,000
 15       13,594      2,622   2,622 50,000    4,914   4,914 50,000    9,208    9,208 50,000
 20       20,832      2,209   2,209 50,000    6,148   6,148 50,000   15,732   15,732 50,000
 25       30,068        342     342 50,000    6,253   6,253 50,000   25,846   25,846 50,000
 30       41,856          *       *      *    3,658   3,658 50,000   42,727   42,727 50,000
 35       56,902          *       *      *        *       *      *   71,685   71,685 76,702
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.
(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by the owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk          Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current     Return with Current       Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ -------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value    Value  Benefit
----------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90      390 50,000       118      418  50,000
  2        1,292        373     691 50,000      449      767 50,000       529      847  50,000
  3        1,986        698   1,005 50,000      845    1,152 50,000     1,005    1,312  50,000
  4        2,715      1,022   1,307 50,000    1,261    1,546 50,000     1,533    1,818  50,000
  5        3,481      1,337   1,600 50,000    1,692    1,954 50,000     2,111    2,374  50,000
  6        4,285      1,679   1,889 50,000    2,172    2,382 50,000     2,780    2,990  50,000
  7        5,129      2,018   2,175 50,000    2,673    2,831 50,000     3,515    3,672  50,000
  8        6,016      2,353   2,458 50,000    3,196    3,301 50,000     4,324    4,429  50,000
  9        6,947      2,685   2,737 50,000    3,741    3,793 50,000     5,216    5,268  50,000
 10        7,924      3,013   3,013 50,000    4,310    4,310 50,000     6,198    6,198  50,000
 15       13,594      4,414   4,414 50,000    7,383    7,383 50,000    12,716   12,716  50,000
 20       20,832      5,474   5,474 50,000   11,014   11,014 50,000    23,406   23,406  50,000
 25       30,068      5,796   5,796 50,000   14,985   14,985 50,000    41,036   41,036  50,064
 30       41,856      4,809   4,809 50,000   19,039   19,039 50,000    70,167   70,167  81,393
 35       56,902      1,383   1,383 50,000   22,701   22,701 50,000   117,576  117,576 125,807
----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Smoker Underwriting Risk             Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89     389 50,389      117      417 50,417
  2        1,292        286     616 50,616      360     690 50,690      437      767 50,767
  3        1,986        550     858 50,858      687     995 50,995      837    1,144 51,144
  4        2,715        800   1,085 51,085    1,017   1,302 51,302    1,265    1,550 51,550
  5        3,481      1,036   1,299 51,299    1,351   1,613 51,613    1,726    1,988 51,988
  6        4,285      1,287   1,497 51,497    1,716   1,926 51,926    2,249    2,459 52,459
  7        5,129      1,521   1,679 51,679    2,081   2,238 52,238    2,807    2,964 52,964
  8        6,016      1,739   1,844 51,844    2,445   2,550 52,550    3,403    3,508 53,508
  9        6,947      1,938   1,990 51,990    2,807   2,860 52,860    4,040    4,093 54,093
 10        7,924      2,118   2,118 52,118    3,166   3,166 53,166    4,720    4,720 54,720
 15       13,594      2,496   2,496 52,496    4,669   4,669 54,669    8,734    8,734 58,734
 20       20,832      1,963   1,963 51,963    5,528   5,528 55,528   14,186   14,186 64,186
 25       30,068          *       *      *    4,901   4,901 54,901   21,231   21,231 71,231
 30       41,856          *       *      *    1,161   1,161 51,161   29,454   29,454 79,454
 35       56,902          *       *      *        *       *      *   37,391   37,391 87,391
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Smoker Underwriting Risk             Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)     $   600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment  Gross Annual Investment
         Premiums     Return with Current     Return with Current      Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ ------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value   Value  Benefit
---------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89      389 50,389      117      417  50,417
  2        1,292        358     688 50,688      434      764 50,764      513      843  50,843
  3        1,986        692   1,000 51,000      838    1,146 51,146      997    1,305  51,305
  4        2,715      1,012   1,297 51,297    1,249    1,534 51,534    1,519    1,804  51,804
  5        3,481      1,322   1,585 51,585    1,673    1,936 51,936    2,088    2,351  52,351
  6        4,285      1,659   1,869 51,869    2,145    2,355 52,355    2,745    2,955  52,955
  7        5,129      1,991   2,148 52,148    2,637    2,794 52,794    3,466    3,623  53,623
  8        6,016      2,319   2,424 52,424    3,148    3,253 53,253    4,257    4,362  54,362
  9        6,947      2,643   2,695 52,695    3,679    3,732 53,732    5,125    5,178  55,178
 10        7,924      2,963   2,963 52,963    4,233    4,233 54,233    6,079    6,079  56,079
 15       13,594      4,306   4,306 54,306    7,181    7,181 57,181   12,334   12,334  62,334
 20       20,832      5,263   5,263 55,263   10,534   10,534 60,534   22,283   22,283  72,283
 25       30,068      5,382   5,382 55,382   13,830   13,830 63,830   37,672   37,672  87,672
 30       41,856      4,054   4,054 54,054   16,299   16,299 66,299   61,176   61,176 111,176
 35       56,902        276     276 50,276   16,447   16,447 66,447   96,580   96,580 146,580
---------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for policy individual years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Smoker Underwriting Risk             Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90     390 50,000      118      418 50,000
  2        1,292        301     619 50,000      375     693 50,000      452      770 50,000
  3        1,986        556     863 50,000      693   1,001 50,000      844    1,152 50,000
  4        2,715        809   1,094 50,000    1,028   1,313 50,000    1,278    1,563 50,000
  5        3,481      1,050   1,312 50,000    1,368   1,630 50,000    1,746    2,009 50,000
  6        4,285      1,306   1,516 50,000    1,740   1,950 50,000    2,281    2,491 50,000
  7        5,129      1,546   1,704 50,000    2,115   2,272 50,000    2,854    3,011 50,000
  8        6,016      1,771   1,876 50,000    2,491   2,596 50,000    3,469    3,574 50,000
  9        6,947      1,979   2,032 50,000    2,869   2,921 50,000    4,131    4,184 50,000
 10        7,924      2,169   2,169 50,000    3,246   3,246 50,000    4,844    4,844 50,000
 15       13,594      2,622   2,622 50,000    4,914   4,914 50,000    9,208    9,208 50,000
 20       20,832      2,209   2,209 50,000    6,148   6,148 50,000   15,732   15,732 50,000
 25       30,068        342     342 50,000    6,253   6,253 50,000   25,846   25,846 50,000
 30       41,856          *       *      *    3,658   3,658 50,000   42,727   42,727 50,000
 35       56,902          *       *      *        *       *      *   71,685   71,685 76,702
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Smoker Underwriting Risk             Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current     Return with Current       Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ -------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value    Value  Benefit
----------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90      390 50,000       118      418  50,000
  2        1,292        373     691 50,000      449      767 50,000       529      847  50,000
  3        1,986        698   1,005 50,000      845    1,152 50,000     1,005    1,312  50,000
  4        2,715      1,022   1,307 50,000    1,261    1,546 50,000     1,533    1,818  50,000
  5        3,481      1,337   1,600 50,000    1,692    1,954 50,000     2,111    2,374  50,000
  6        4,285      1,679   1,889 50,000    2,172    2,382 50,000     2,780    2,990  50,000
  7        5,129      2,018   2,175 50,000    2,673    2,831 50,000     3,515    3,672  50,000
  8        6,016      2,353   2,458 50,000    3,196    3,301 50,000     4,324    4,429  50,000
  9        6,947      2,685   2,737 50,000    3,741    3,793 50,000     5,216    5,268  50,000
 10        7,924      3,013   3,013 50,000    4,310    4,310 50,000     6,198    6,198  50,000
 15       13,594      4,414   4,414 50,000    7,383    7,383 50,000    12,716   12,716  50,000
 20       20,832      5,474   5,474 50,000   11,014   11,014 50,000    23,406   23,406  50,000
 25       30,068      5,796   5,796 50,000   14,985   14,985 50,000    41,036   41,036  50,064
 30       41,856      4,809   4,809 50,000   19,039   19,039 50,000    70,167   70,167  81,393
 35       56,902      1,383   1,383 50,000   22,701   22,701 50,000   117,576  117,576 125,807
----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting
 Risk                                Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89     389 50,389      117      417 50,417
  2        1,292        286     616 50,616      360     690 50,690      437      767 50,767
  3        1,986        550     858 50,858      687     995 50,995      837    1,144 51,144
  4        2,715        800   1,085 51,085    1,017   1,302 51,302    1,265    1,550 51,550
  5        3,481      1,036   1,299 51,299    1,351   1,613 51,613    1,726    1,988 51,988
  6        4,285      1,287   1,497 51,497    1,716   1,926 51,926    2,249    2,459 52,459
  7        5,129      1,521   1,679 51,679    2,081   2,238 52,238    2,807    2,964 52,964
  8        6,016      1,739   1,844 51,844    2,445   2,550 52,550    3,403    3,508 53,508
  9        6,947      1,938   1,990 51,990    2,807   2,860 52,860    4,040    4,093 54,093
 10        7,924      2,118   2,118 52,118    3,166   3,166 53,166    4,720    4,720 54,720
 15       13,594      2,496   2,496 52,496    4,669   4,669 54,669    8,734    8,734 58,734
 20       20,832      1,963   1,963 51,963    5,528   5,528 55,528   14,186   14,186 64,186
 25       30,068          *       *      *    4,901   4,901 54,901   21,231   21,231 71,231
 30       41,856          *       *      *    1,161   1,161 51,161   29,454   29,454 79,454
 35       56,902          *       *      *        *       *      *   37,391   37,391 87,391
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting
 Risk                                Initial Premium and Planned
Death Benefit Option A               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment  Gross Annual Investment
         Premiums     Return with Current     Return with Current      Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ ------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value   Value  Benefit
---------------------------------------------------------------------------------------------
  1          630         62     362 50,362       89      389 50,389      117      417  50,417
  2        1,292        358     688 50,688      434      764 50,764      513      843  50,843
  3        1,986        692   1,000 51,000      838    1,146 51,146      997    1,305  51,305
  4        2,715      1,012   1,297 51,297    1,249    1,534 51,534    1,519    1,804  51,804
  5        3,481      1,322   1,585 51,585    1,673    1,936 51,936    2,088    2,351  52,351
  6        4,285      1,659   1,869 51,869    2,145    2,355 52,355    2,745    2,955  52,955
  7        5,129      1,991   2,148 52,148    2,637    2,794 52,794    3,466    3,623  53,623
  8        6,016      2,319   2,424 52,424    3,148    3,253 53,253    4,257    4,362  54,362
  9        6,947      2,643   2,695 52,695    3,679    3,732 53,732    5,125    5,178  55,178
 10        7,924      2,963   2,963 52,963    4,233    4,233 54,233    6,079    6,079  56,079
 15       13,594      4,306   4,306 54,306    7,181    7,181 57,181   12,334   12,334  62,334
 20       20,832      5,263   5,263 55,263   10,534   10,534 60,534   22,283   22,283  72,283
 25       30,068      5,382   5,382 55,382   13,830   13,830 63,830   37,672   37,672  87,672
 30       41,856      4,054   4,054 54,054   16,299   16,299 66,299   61,176   61,176 111,176
 35       56,902        276     276 50,276   16,447   16,447 66,447   96,580   96,580 146,580
---------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting
 Risk                                Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical 12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment Gross Annual Investment
         Premiums     Return with Maximum     Return with Maximum     Return with Maximum
        Accumulated     Charges (2)(3)          Charges (2)(3)           Charges (2)(3)
End of     at 5%    ----------------------- ----------------------- ------------------------
Policy   Interest   Surrender Cash   Death  Surrender Cash   Death  Surrender  Cash   Death
 Year    Per Year     Value   Value Benefit   Value   Value Benefit   Value   Value  Benefit
--------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90     390 50,000      118      418 50,000
  2        1,292        301     619 50,000      375     693 50,000      452      770 50,000
  3        1,986        556     863 50,000      693   1,001 50,000      844    1,152 50,000
  4        2,715        809   1,094 50,000    1,028   1,313 50,000    1,278    1,563 50,000
  5        3,481      1,050   1,312 50,000    1,368   1,630 50,000    1,746    2,009 50,000
  6        4,285      1,306   1,516 50,000    1,740   1,950 50,000    2,281    2,491 50,000
  7        5,129      1,546   1,704 50,000    2,115   2,272 50,000    2,854    3,011 50,000
  8        6,016      1,771   1,876 50,000    2,491   2,596 50,000    3,469    3,574 50,000
  9        6,947      1,979   2,032 50,000    2,869   2,921 50,000    4,131    4,184 50,000
 10        7,924      2,169   2,169 50,000    3,246   3,246 50,000    4,844    4,844 50,000
 15       13,594      2,622   2,622 50,000    4,914   4,914 50,000    9,208    9,208 50,000
 20       20,832      2,209   2,209 50,000    6,148   6,148 50,000   15,732   15,732 50,000
 25       30,068        342     342 50,000    6,253   6,253 50,000   25,846   25,846 50,000
 30       41,856          *       *      *    3,658   3,658 50,000   42,727   42,727 50,000
 35       56,902          *       *      *        *       *      *   71,685   71,685 76,702
--------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting
 Risk                                Initial Premium and Planned
Death Benefit Option B               Premium (Payable Annually) (1)        $600

                    0% Assumed Hypothetical 6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current     Return with Current       Return with Current
        Accumulated     Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ----------------------- ------------------------ -------------------------
Policy   Interest   Surrender Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value Benefit   Value   Value  Benefit   Value    Value  Benefit
----------------------------------------------------------------------------------------------
  1          630         63     363 50,000       90      390 50,000       118      418  50,000
  2        1,292        373     691 50,000      449      767 50,000       529      847  50,000
  3        1,986        698   1,005 50,000      845    1,152 50,000     1,005    1,312  50,000
  4        2,715      1,022   1,307 50,000    1,261    1,546 50,000     1,533    1,818  50,000
  5        3,481      1,337   1,600 50,000    1,692    1,954 50,000     2,111    2,374  50,000
  6        4,285      1,679   1,889 50,000    2,172    2,382 50,000     2,780    2,990  50,000
  7        5,129      2,018   2,175 50,000    2,673    2,831 50,000     3,515    3,672  50,000
  8        6,016      2,353   2,458 50,000    3,196    3,301 50,000     4,324    4,429  50,000
  9        6,947      2,685   2,737 50,000    3,741    3,793 50,000     5,216    5,268  50,000
 10        7,924      3,013   3,013 50,000    4,310    4,310 50,000     6,198    6,198  50,000
 15       13,594      4,414   4,414 50,000    7,383    7,383 50,000    12,716   12,716  50,000
 20       20,832      5,474   5,474 50,000   11,014   11,014 50,000    23,406   23,406  50,000
 25       30,068      5,796   5,796 50,000   14,985   14,985 50,000    41,036   41,036  50,064
 30       41,856      4,809   4,809 50,000   19,039   19,039 50,000    70,167   70,167  81,393
 35       56,902      1,383   1,383 50,000   22,701   22,701 50,000   117,576  117,576 125,807
----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume that the planned premium of $600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-34

Notes to Financial Statements.............................................. F-61

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund- Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II-Service Class 2-- Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III-Service Class 2--Mid Cap and Growth & Income Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series- Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Capital Appreciation, Worldwide Growth, International Growth, Balanced, and Growth Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc. and the Dreyfus Investment Portfolios-Emerging Markets Portfolio; the MFS Variable Insurance Trust--MFS New Discovery, MFS Investors Growth Stock, MFS Investors Trust, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Premier Growth, Growth and Income, and Quasar Portfolios; the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; and the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios) as of December 31, 2001, the related statements of operations and statements of changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                             GE Investments Funds, Inc.
                   --------------------------------------------------------------------------------------------------------------
                                                                                                                          Small-
                                                    Inter-     Real             Mid-Cap                    Premier          Cap
                                 Money     Total   national   Estate   Global    Value             U.S.    Growth  Value   Value
                     S&P 500    Market    Return    Equity  Securities Income   Equity   Income   Equity   Equity  Equity Equity
                   Index Fund    Fund      Fund      Fund      Fund     Fund     Fund     Fund     Fund     Fund    Fund   Fund
                   ----------- --------- --------- -------- ---------- ------- --------- ------- --------- ------- ------ -------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (542,915
  shares; cost--
  $12,906,475)...  $11,504,367       --        --      --        --        --        --      --        --      --     --      --
 Money Market
  Fund (9,832,052
  shares; cost--
  $9,832,052)....          --  9,832,052       --      --        --        --        --      --        --      --     --      --
 Total Return
  Fund (127,353
  shares; cost--
  $1,943,149)....          --        --  1,845,340     --        --        --        --      --        --      --     --      --
 International
  Equity Fund
  (51,591 shares;
  cost--
  $563,688)......          --        --        --  427,170       --        --        --      --        --      --     --      --
 Real Estate
  Securities Fund
  (65,743 shares;
  cost--
  $891,378)......          --        --        --      --    971,683       --        --      --        --      --     --      --
 Global Income
  Fund (14,951
  shares; cost--
  $145,015)......          --        --        --      --        --    139,792       --      --        --      --     --      --
 Mid-Cap Value
  Equity Fund
  (89,773 shares;
  cost--
  $1,397,802)....          --        --        --      --        --        --  1,405,838     --        --      --     --      --
 Income Fund
  (63,262 shares;
  cost--
  $776,091)......          --        --        --      --        --        --        --  775,596       --      --     --      --
 U.S. Equity Fund
  (39,733 shares;
  cost--
  $1,408,520)....          --        --        --      --        --        --        --      --  1,279,785     --     --      --
 Premier Growth
  Equity Fund
  (13,633 shares;
  cost--
  $1,060,537)....          --        --        --      --        --        --        --      --        --  945,277    --      --
 Value Equity
  Fund (8,169
  shares; cost--
  $73,218).......          --        --        --      --        --        --        --      --        --      --  73,599     --
 Small-Cap Value
  Equity Fund
  (8,596 shares;
  cost--
  $98,238).......          --        --        --      --        --        --        --      --        --      --     --  103,239
Dividend
 Receivable......          --        --        --      --        --        --        --      --        --      --     --      --
Receivable from
 affiliate.......          520     3,282       --       14       --          8       --       24        77      34    --      --
Receivable for
 units sold......       13,519     2,496     8,546     --        164       --        360      44     2,228     726  1,650   1,729
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total assets....   11,518,406 9,837,830 1,853,886 427,184   971,847   139,800 1,406,198 775,664 1,282,090 946,037 75,249 104,968
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        4,180    24,830    18,083   1,062     1,611       946     1,637   4,620       294     214     17      23
Payable for units
 withdrawn.......          995     1,844       --       86        43         6       122       5       --       43    --      --
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total
  liabilities....        5,175    26,674    18,083   1,148     1,654       952     1,759   4,625       294     257     17      23
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Net assets
 attributable to
 variable life
 policyholders...  $11,513,231 9,811,156 1,835,803 426,036   970,193   138,848 1,404,439 771,039 1,281,796 945,780 75,232 104,945
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type I...       88,043   131,894    29,464   8,794    19,511     4,666    16,101  33,971     6,600  16,957    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 I...............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type II..      145,112   375,930    16,248  23,877    24,349     8,893    64,428  28,562   105,740  77,433  8,331   8,753
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 II..............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02   9.03   11.99
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                      Account Funds --
                                      Oppenheimer Variable Account Funds                Class 2 Shares
                            ------------------------------------------------------- ----------------------
                                                                                               Main Street
                                         Capital    Aggressive   High     Multiple    Global    Growth &
                               Bond    Appreciation   Growth    Income   Strategies Securities   Income
                             Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA     Fund/VA
                            ---------- ------------ ---------- --------- ---------- ---------- -----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (98,465
  shares; cost --
   $1,106,712)............  $1,103,795        --          --         --        --        --          --
 Capital Appreciation
  Fund/VA (152,528 shares;
  cost -- $5,758,549)........      --   5,579,462         --         --        --        --          --
 Aggressive Growth Fund/VA
  (117,244 shares; cost --
   $6,220,936)............         --         --    4,774,170        --        --        --          --
 High Income Fund/VA
  (348,230 shares; cost --
   $3,458,987)............         --         --          --   2,973,888       --        --          --
 Multiple Strategies
  Fund/VA (90,568 shares;
  cost -- $1,431,422).....         --         --          --         --  1,394,753       --          --
Investments in Oppenheimer
 Variable Account Funds --
  Class 2 Shares, at fair
 value
 (note 2):
 Global Securities Fund/VA
  (7,939 shares; cost --
   $183,376)..............         --         --          --         --        --    180,849         --
 Main Street Growth &
  Income Fund/VA (9,198
  shares; cost --
   $176,832)..............         --         --          --         --        --        --      174,296
Dividend Receivable.......         --         --          --         --        --        --          --
Receivable from
 affiliate................         --         --          --          40       --        --          --
Receivable for units
 sold.....................         --       3,761       1,754        --        267     1,592         --
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total assets.............   1,103,795  5,583,223   4,775,924  2,973,928 1,395,020   182,441     174,296
                            ----------  ---------   ---------  --------- ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....       1,594      1,836       2,282      1,352     1,405        41          41
Payable for units
 withdrawn................         306        322         --         336        33       --           68
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total liabilities........       1,900      2,158       2,282      1,688     1,438        41         109
                            ----------  ---------   ---------  --------- ---------   -------     -------
Net assets attributable to
 variable life
 policyholders............  $1,101,895  5,581,065   4,773,642  2,972,240 1,393,582   182,400     174,187
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 I........................      21,130     60,645      75,849     51,746    25,511       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type I...................  $    26.23      62.80       49.81      34.30     37.25       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 II.......................      20,879     28,225      19,988     34,909    11,900    21,714      21,746
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type II..................  $    26.23      62.80       49.81      34.30     37.25      8.40        8.01
                            ==========  =========   =========  ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                           Variable
                                                                                          Insurance
                                                                                           Products
                                                  Variable Insurance                      Fund II --
                    Variable Insurance Products    Products Fund --   Variable Insurance   Service     Variable Insurance
                                Fund                Service Class 2    Products Fund II    Class 2      Products Fund III
                   ------------------------------ ------------------- ------------------- ---------- -----------------------
                    Equity-                        Equity-              Asset    Contra-             Growth &     Growth
                     Income    Growth   Overseas   Income    Growth    Manager    fund    Contrafund  Income   Opportunities
                   Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                   ---------- --------- --------- --------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...  $7,756,533       --        --       --        --         --        --       --          --         --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...         --  8,379,050       --       --        --         --        --       --          --         --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...         --        --  1,754,371      --        --         --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....         --        --        --   251,531       --         --        --       --          --         --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....         --        --        --       --    433,469        --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...         --        --        --       --        --   4,082,758       --       --          --         --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...         --        --        --       --        --         --  5,926,540      --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....         --        --        --       --        --         --        --   191,874         --         --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...         --        --        --       --        --         --        --       --    1,349,882        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....         --        --        --       --        --         --        --       --          --     417,236
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....         --        --        --       --        --         --        --       --          --         --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....         --        --        --       --        --         --        --       --          --         --
Dividend
 Receivable......         --        --        --       --        --         --        --       --          --         --
Receivable from
 affiliate.......           6       --        --       --        --         --        154      --          --         --
Receivable for
 units sold......       5,647     2,404     2,699      253        47        244     2,120      140         200        --
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total assets....   7,762,186 8,381,454 1,757,070  251,784   433,516  4,083,002 5,928,814  192,014   1,350,082    417,236
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,054     2,557     1,051       58       101      1,481     3,136       43       1,336        884
Payable for units
 withdrawn.......         --        --        --       --        --          40       --       --          287         87
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total
  liabilities....       4,054     2,557     1,051       58       101      1,521     3,136       43       1,623        971
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net assets
 attributable to
 variable life
 policyholders...  $7,758,132 8,378,897 1,756,019  251,726   433,415  4,081,481 5,925,678  191,971   1,348,459    416,265
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type I ..     134,736   108,530    65,937      --        --     131,477   111,945      --       22,841     12,762
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 I...............  $    47.84     58.68     23.97      --        --       29.16     26.71      --        15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type II
 ................      27,433    34,260     7,322   25,792    60,788      8,491   109,907   23,700      66,877     24,875
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 II..............  $    47.84     58.68     23.97     9.76      7.13      29.16     26.71     8.10       15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
                   Variable Insurance
                    Products Fund III
                   -- Service Class 2
                   -------------------
                             Growth &
                    Mid Cap   Income
                   Portfolio Portfolio
                   --------- ---------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...       --        --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...       --        --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....       --        --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...       --        --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...       --        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....   115,845       --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....       --    117,133
Dividend
 Receivable......       --        --
Receivable from
 affiliate.......       --        --
Receivable for
 units sold......     2,420       193
                   --------- ---------
 Total assets....   118,265   117,326
                   --------- ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        26        28
Payable for units
 withdrawn.......       --        --
                   --------- ---------
 Total
  liabilities....        26        28
                   ========= =========
Net assets
 attributable to
 variable life
 policyholders...   118,239   117,298
                   ========= =========
Outstanding
 units: Type I ..       --        --
                   ========= =========
Net asset value
 per unit: Type
 I...............       --        --
                   ========= =========
Outstanding
 units: Type II
 ................    12,355    13,655
                   ========= =========
Net asset value
 per unit: Type
 II..............      9.57      8.59
                   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Federated
                                                                 Insurance
                                                                 Series --
                                                                  Service                              PBHG Insurance
                             Federated Insurance Series           Shares      Alger American Fund     Series Fund, Inc.
                     ------------------------------------------ ----------- ------------------------ -------------------
                                                                                                       PBHG
                     American    High             International    High         Small      LargeCap  Large Cap   PBHG
                     Leaders  Income Bond Utility Small Company Income Bond Capitalization  Growth    Growth   Growth II
                     Fund II    Fund II   Fund II    Fund II      Fund II     Portfolio    Portfolio Portfolio Portfolio
                     -------- ----------- ------- ------------- ----------- -------------- --------- --------- ---------
Assets
Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
  Fund II (41,943
  shares; cost --
   $842,292).......  $807,405       --        --        --           --             --           --       --        --
 High Income Bond
  Fund II (60,768
  shares; cost --
   $551,387).......       --    469,132       --        --           --             --           --       --        --
 Utility Fund II
  (43,579 shares;
  cost --
   $554,540).......       --        --    451,916       --           --             --           --       --        --
 International
  Small Company
  Fund II (3,924
  shares;
  cost --
   $21,376)........       --        --        --     21,780          --             --           --       --        --
Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
  Fund II (4,511
  shares; cost --
   $35,245)........       --        --        --        --        34,826            --           --       --        --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio (88,869
  shares; cost --
   $2,415,546).....       --        --        --        --           --       1,470,783          --       --        --
 LargeCap Growth
  Portfolio
  (120,885 shares;
  cost --
   $5,832,681).....       --        --        --        --           --             --     4,444,959      --        --
Investments in PBHG
 Insurance Series
 Fund, Inc., at
 fair value (note
 2):
 PBHG Large Cap
  Growth Portfolio
  (45,870 shares;
  cost --
   $1,057,276).....       --        --        --        --           --             --           --   807,313       --
 PBHG Growth II
  Portfolio (66,048
  shares; cost --
   $1,209,288).....       --        --        --        --           --             --           --       --    742,382
Dividend
 Receivable........       --        --        --        --           --             --           --       --        --
Receivable from
 affiliate.........       --        --         27       --           --             --            73      --         25
Receivable for
 units sold........       --        216       --        --           --           2,723          695      356       374
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total assets......   807,405   469,348   451,943    21,780       34,826      1,473,506    4,445,727  807,669   742,781
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)................     1,238     1,069       501         5            8          1,476        1,811    1,627     1,284
Payable for units
 withdrawn.........       117        56       307       --            10          1,212          312       17        23
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total
  liabilities......     1,355     1,125       808         5           18          2,688        2,123    1,644     1,307
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Net assets
 attributable to
 variable life
 policyholders.....  $806,050   468,223   451,135    21,775       34,808      1,470,818    4,443,604  806,025   741,474
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type I ...........    20,425    15,482    13,254       --           --          96,584       97,453   18,707    21,511
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type I......  $  17.45     14.44     15.14       --           --            8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type II ..........    25,767    16,943    16,543     3,635        3,727         69,049      129,030   27,510    45,469
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type II.....     17.45     14.44     15.14      5.99         9.34           8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (214,097
  shares; cost --
   $8,120,536)..........  $4,705,845       --        --        --       --           --           --
 Growth Portfolio
  (303,975 shares;
  cost -- $8,231,829)...         --  6,043,014       --        --       --           --           --
 Worldwide Growth
  Portfolio (298,896
  shares; cost --
   $10,230,706).........         --        --  8,530,482       --       --           --           --
 Balanced Portfolio
  (235,980 shares;
  cost -- $5,602,152)...         --        --        --  5,326,069      --           --           --
 Flexible Income
  Portfolio (42,828
  shares; cost --
   $500,630)............         --        --        --        --   499,370          --           --
 International Growth
  Portfolio (115,020
  shares; cost --
   $3,251,774)..........         --        --        --        --       --     2,699,530          --
 Capital Appreciation
  Portfolio (143,943
  shares; cost --
   $3,931,279)..........         --        --        --        --       --           --     2,982,502
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
 affiliate..............          98       179       291       206      --           113          169
Receivable for units
 sold...................      12,500        18       970    15,336      --           894          --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   4,718,443 6,043,211 8,531,743 5,341,611  499,370    2,700,537    2,982,671
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       4,520     1,789     2,523     2,219    1,381        1,741        6,229
Payable for units
 withdrawn..............         --        199       --        289       69          153          491
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......       4,520     1,988     2,523     2,508    1,450        1,894        6,720
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $4,713,923 6,041,223 8,529,220 5,339,103  497,920    2,698,643    2,975,951
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I .....................     114,341   136,463   186,134    82,439    9,034       50,194       22,414
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II ....................     109,492   136,402   144,970   150,202   22,884       95,757      121,421
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive   Capital    Worldwide International
                          Life Sciences Technology   Growth   Appreciation  Growth      Growth     Balanced   Growth
                            Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                          ------------- ---------- ---------- ------------ --------- ------------- --------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (25,271
  shares; cost --
   $204,082)............    $195,848         --         --          --          --          --          --        --
 Global Technology
  Portfolio (35,564
  shares; cost --
   $230,149)............         --      145,103        --          --          --          --          --        --
 Aggressive Growth
  Portfolio (5,375
  shares; cost --
   $132,630)............         --          --     116,797         --          --          --          --        --
 Capital Appreciation
  Portfolio (5,971
  shares; cost --
   $127,873)............         --          --         --      122,829         --          --          --        --
 Worldwide Growth
  Portfolio (5,293
  shares; cost --
   $159,739)............         --          --         --          --      150,207         --          --        --
 International Growth
  Portfolio (4,878
  shares; cost --
   $121,785)............         --          --         --          --          --      113,664         --        --
 Balanced Portfolio
  (24,117 shares;
  cost -- $570,294).....         --          --         --          --          --          --      562,178       --
 Growth Portfolio (6,573
  shares; cost --
   $143,997)............         --          --         --          --          --          --          --    129,878
Dividends Receivable....         --          --         --          --          --          --          --        --
Receivable from
 affiliate..............          13           1        --          --          --          --          --        --
Receivable for units
 sold...................       1,901          76        --          --        3,070          91         455       257
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total assets...........     197,762     145,180    116,797     122,829     153,277     113,755     562,633   130,135
                            --------     -------    -------     -------     -------     -------     -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          45          33         28          27          36          26         131        31
Payable for units
 withdrawn..............         --          --          66          40         --          --          --        --
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total liabilities......          45          33         94          67          36          26         131        31
                            --------     -------    -------     -------     -------     -------     -------   -------
Net assets attributable
 to variable life
 policyholders..........    $197,717     145,147    116,703     122,762     153,241     113,729     562,502   130,104
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 I .....................       6,051       9,570        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type I...........    $   9.49        4.26        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 II ....................      14,783      24,502     28,395      19,212      22,940      17,206      61,208    21,087
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type II..........    $   9.49        4.26       4.11        6.39        6.68        6.61        9.19      6.17
                            ========     =======    =======     =======     =======     =======     =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
Assets                          ---------- --------- --------- --------- ------
Investments in Goldman Sachs
 Variable Insurance Trust, at
 fair value (note 2):
  Growth and Income Fund
   (12,601 shares; cost --
    $130,710).................   $117,568        --       --        --      --
  Mid Cap Value Fund (114,354
   shares; cost --
    $1,214,513)...............        --   1,291,061      --        --      --
Investments in Salomon
 Brothers Variable Series
 Funds Inc., at fair value
 (note 2):
  Strategic Bond Fund (29,933
   shares; cost -- $303,166)..        --         --   299,931       --      --
  Investors Fund (61,157
   shares; cost -- $832,434)..        --         --       --    782,194     --
  Total Return Fund (5,956
   shares; cost -- $62,624)...        --         --       --        --   61,882
Dividends Receivable..........        --         --       --        --      --
Receivable from affiliate.....         10         84       15        28       1
Receivable for units sold.....        --           5      --        --      --
                                 --------  ---------  -------   -------  ------
    Total assets..............    117,578  1,291,150  299,946   782,222  61,883
                                 --------  ---------  -------   -------  ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...........         27        297       67       180      14
Payable for units withdrawn...         17        165      --        --      125
                                 --------  ---------  -------   -------  ------
    Total liabilities.........         44        462       67       180     139
                                 --------  ---------  -------   -------  ------
Net assets attributable to
 variable life policyholders..   $117,534  1,290,688  299,879   782,042  61,744
                                 ========  =========  =======   =======  ======
Outstanding units: Type I ....        837     29,382    3,651    21,398   2,210
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 I............................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======
Outstanding units: Type II ...     13,984     76,066   22,290    31,874   3,259
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 II...........................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                    Rydex
                                                                                   Variable  Alliance Variable Products
                            Dreyfus              MFS Variable Insurance Trust       Trust         Series Fund, Inc.
                   ------------------------- ------------------------------------- -------- -----------------------------
                                  Dreyfus
                   The Dreyfus  Investment                MFS
                    Socially   Portfolios --           Investors    MFS                                Growth
                   Responsible   Emerging     MFS New   Growth   Investors   MFS             Premier     and
                     Growth       Markets    Discovery   Stock     Trust   Utility           Growth    Income    Quasar
                   Fund, Inc.    Portfolio    Series    Series    Series   Series  OTC Fund Portfolio Portfolio Portfolio
Assets             ----------- ------------- --------- --------- --------- ------- -------- --------- --------- ---------
Investments in
 Dreyfus, at fair
 value (note 2):
 The Dreyfus
  Socially
  Responsible
  Growth Fund,
  Inc.
  (999 shares;
  cost --
   $27,950)......   $ 26,631         --          --        --        --        --      --        --        --       --
 Dreyfus
  Investment
  Portfolios --
   Emerging
  Markets
  Portfolio
  (679 shares;
  cost --
   $6,052).......        --        6,435         --        --        --        --      --        --        --       --
Investments in
 MFS Variable In-
 surance Trust,
 at fair value
 (note 2):
 MFS New
  Discovery
  Series (4,287
  shares; cost --
   $59,349)......        --          --       65,248       --        --        --      --        --        --       --
 MFS Investors
  Growth Stock
  Series
  (7,647 shares;
  cost --
   $70,763)......        --          --          --     73,946       --        --      --        --        --       --
 MFS Investors
  Trust Series
  (4,264 shares;
  cost --
   $74,393)......        --          --          --        --     72,825       --      --        --        --       --
 MFS Utility
  Series (11,891
  shares; cost --
   $219,169).....        --          --          --        --        --    189,060     --        --        --       --
Investments in
 Rydex Variable
 Trust, at fair
 value (note 2):
 OTC Fund (1,418
  shares; cost --
   $21,659)......        --          --          --        --        --        --   20,992       --        --       --
Investments in
 Alliance
 Variable
 Products Series
 Fund, Inc., at
 fair value (note
 2):
 Premier Growth
  Portfolio
  (4,610 shares;
  cost --
   $124,253).....        --          --          --        --        --        --      --    115,242       --       --
 Growth and
  Income
  Portfolio
  (19,501 shares;
  cost --
   $437,179).....        --          --          --        --        --        --      --        --    429,617      --
 Quasar Portfolio
  (2,233 shares;
  cost --
   $22,775)......        --          --          --        --        --        --      --        --        --    22,287
Dividends
 Receivable......        --          --          --        --        --        --      --        --        --       --
Receivable from
 affiliate.......        --          --          --        --        --        --      --        --        --       --
Receivable for
 units sold......        --        1,599       1,746        62       --        141     --        --      2,989    1,587
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total assets....     26,631       8,034      66,994    74,008    72,825   189,201  20,992   115,242   432,606   23,874
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............          6           2          15        17        17        45       5        27       100        5
Payable for units
 withdrawn.......          5         --          --        --         22       --       20        12       --       --
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total
  liabilities....         11           2          15        17        39        45      25        39       100        5
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Net assets
 attributable to
 variable life
 policyholders...   $ 26,620       8,032      66,979    73,991    72,786   189,156  20,967   115,203   432,506   23,869
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type I ..        --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 I...............   $    --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type II
 ................      3,973         906       7,898    11,383     8,997    25,912   5,028    16,309    42,611    3,292
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 II..............   $   6.70        8.87        8.48      6.50      8.09      7.30    4.17      7.05     10.15     7.25
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                          AIM Variable Insurance Funds, Inc.          PIMCO Variable Insurance Trust
                          ---------------------------------- -------------------------------------------------
                          AIM V.I. Capital AIM V.I. AIM V.I.  Foreign     Long-Term    High Yield Total Return
                            Appreciation    Growth   Value     Bond    U.S. Government    Bond        Bond
                                Fund         Fund     Fund   Portfolio Bond Portfolio  Portfolio   Portfolio
Assets                    ---------------- -------- -------- --------- --------------- ---------- ------------
Investments in AIM Vari-
 able Insurance Funds,
 Inc., at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (4,413 shares; cost --
   $104,748)............      $95,860          --       --       --           --            --          --
 AIM V.I. Growth Fund
  (4,979 shares; cost --
   $87,786).............          --        81,512      --       --           --            --          --
 AIM V.I. Value Fund
  (6,487 shares; cost --
   $157,022)............          --           --   151,461      --           --            --          --
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (823 shares; cost --
   $7,943)..............          --           --       --     7,978          --            --          --
 Long-Term U.S.
  Government Bond
  Portfolio
  (9,489 shares; cost --
   $101,867)............          --           --       --       --        97,452           --          --
 High Yield Bond
  Portfolio (6,039
  shares; cost --
   $48,465).............          --           --       --       --           --         47,590         --
 Total Return Bond
  Portfolio (11,367
  shares; cost --
   $114,144)............          --           --       --       --           --            --      112,418
Dividends Receivable....          --           --       --        25          361           283         329
Receivable from affili-
 ate....................          --           --       --       --           --            --          --
Receivable for units
 sold...................        1,862        1,621    1,457      --           839           --        1,073
                              -------       ------  -------    -----       ------        ------     -------
 Total assets...........       97,722       83,133  152,918    8,003       98,652        47,873     113,820
                              -------       ------  -------    -----       ------        ------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..           24           19       36        3           22            11          27
Payable for units with-
 drawn..................          --           --       --         7          --             36         --
                              -------       ------  -------    -----       ------        ------     -------
 Total liabilities......           24           19       36       10           22            47          27
                              -------       ------  -------    -----       ------        ------     -------
Net assets attributable
 to variable life poli-
 cyholders..............      $97,698       83,114  152,882    7,993       98,630        47,826     113,793
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 I .....................          --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type I...........      $   --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 II ....................       16,503       16,297   19,328      723        8,682         4,802      10,197
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type II..........      $  5.92         5.10     7.91    11.06        11.36          9.96       11.16
                              =======       ======  =======    =====       ======        ======     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                     GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------
                                S&P 500 Index Fund             Money Market Fund         Total Return Fund
                         ---------------------------------- -----------------------  ---------------------------
                             Year ended December 31,        Year ended December 31,   Year ended December 31,
                         ---------------------------------- -----------------------  ---------------------------
                            2001         2000       1999     2001    2000    1999      2001      2000     1999
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $   118,485      86,280     60,042 320,605 412,757 261,216    47,137   115,971   87,229
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      31,076      35,989     35,117  19,389  20,609  20,306    25,312    28,179   28,286
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............      46,372      30,208     13,313  39,781  27,583  17,608     4,620     2,179    1,377
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net investment income
 (expense)..............      41,037      20,083     11,612 261,435 364,565 223,302    17,205    85,613   57,566
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (241,043)    369,151    367,307     --      --        3   (69,715)   33,478   10,066
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,390,103) (1,654,687)   797,281     --      --       (3) (168,952) (117,815) 319,427
 Capital gain
  distributions.........     142,797     197,387     82,915     --      --      --     22,821   175,795  102,400
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,488,349) (1,088,149) 1,247,503     --      --      --   (215,846)   91,458  431,893
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,447,312) (1,068,066) 1,259,115 261,435 364,565 223,302  (198,641)  177,071  489,459
                         ===========  ==========  ========= ======= ======= =======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                           International Equity
                                   Fund              Real Estate Securities Fund      Global Income Fund
                         --------------------------  -----------------------------  -------------------------
                         Year ended December 31,       Year ended December 31,      Year ended December 31,
                         --------------------------  -----------------------------  -------------------------
                           2001      2000     1999     2001     2000       1999      2001     2000     1999
                         --------  --------  ------  ------------------  ---------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $  4,082     1,828     669    33,077    25,202     23,112      --       138    1,257
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      816       799     792     2,787     2,295      2,004      350      276      258
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    1,937     1,361     531     2,929     1,614        839      603      337      141
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    1,329      (332)   (654)   27,361    21,293     20,269     (953)    (475)     858
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (23,637)    6,362   5,881    21,020    (2,380)   (14,908)    (439)  (1,161)    (128)
 Unrealized appreciation
  (depreciation) on
  investments...........  (69,841) (103,450) 34,706    25,627   129,283    (10,218)  (2,041)     548   (4,715)
 Capital gain
  distributions.........    1,787    53,038  16,048     9,374     2,638      1,216      --       --        95
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (91,691)  (44,050) 56,635    56,021   129,541    (23,910)  (2,480)    (613)  (4,748)
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(90,362)  (44,382) 55,981    83,382   150,834     (3,641)  (3,433)  (1,088)  (3,890)
                         ========  ========  ======  ======== =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------
                             Mid-Cap Value
                              Equity Fund             Income Fund           U.S. Equity Fund
                         ----------------------- ----------------------  ------------------------
                          Year ended December     Year ended December     Year ended December
                                  31,                     31,                     31,
                         ----------------------- ----------------------  ------------------------
                           2001     2000   1999   2001   2000    1999     2001     2000     1999
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends............. $  9,669   7,136  4,044 37,231 32,350   21,400    8,665    7,043   1,122
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    1,468   1,004    824  2,885  2,789    2,983      369      207      74
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    6,244   3,471  1,482  2,393    523       47    7,947    3,986     825
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net investment income
 (expense)..............    1,957   2,661  1,738 31,953 29,038   18,370      349    2,850     223
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   11,651  12,924 14,236  8,257 (1,516)     (78) (38,750)  11,564   2,835
 Unrealized appreciation
  (depreciation) on
  investments...........  (51,905) 26,637 22,084  4,061 18,549  (28,051) (64,708) (73,997)  6,670
 Capital gain
  distributions.........   49,463  26,834    --     --     --       662    4,651   47,509  10,093
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    9,209  66,395 36,320 12,318 17,033  (27,467) (98,807) (14,924) 19,598
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $ 11,166  69,056 38,058 44,271 46,071   (9,097) (98,458) (12,074) 19,821
                         ========  ====== ====== ====== ======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------
                                                                                     Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund   Value Equity Fund
                         ---------------------------------- ------------------- -------------------
                            Year ended        Period from       Period from         Period from
                           December 31,     June 9, 1999 to February 8, 2001 to February 6, 2001 to
                         -----------------   December 31,      December 31,        December 31,
                           2001     2000         1999              2001                2001
                         --------  -------  --------------- ------------------- -------------------
Investment income:
  Income -- Ordinary
   dividends............ $    899      731         124              414                  315
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............    1,078      922         103              --                   --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............    4,456    1,466         116              170                  278
                         --------  -------      ------             ----                -----
Net investment income
 (expense)..............   (4,635)  (1,657)        (95)             244                   37
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............  (31,948)   4,260         344             (235)                 138
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (63,850) (64,695)     13,285              381                5,001
  Capital gain
   distributions........   27,619   34,574       4,011              --                 2,827
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........  (68,179) (25,861)     17,640              146                7,966
                         --------  -------      ------             ----                -----
Increase (decrease) in
 net assets from
 operations............. $(72,814) (27,518)     17,545              390                8,003
                         ========  =======      ======             ====                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------------------------------------------
                               Bond Fund/VA         Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         -------------------------  -------------------------------  ---------------------------------
                         Year ended December 31,       Year ended December 31,           Year ended December 31,
                         -------------------------  -------------------------------  ---------------------------------
                           2001    2000     1999       2001       2000      1999        2001        2000       1999
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $ 60,057  50,243   21,896      34,724     6,375     11,323      48,679         --         --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    3,717   3,141    3,043      27,622    31,916     24,680      28,381      50,940     30,929
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    2,980   1,368      683      12,183     7,014      2,409       7,219       5,264      1,422
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net investment income
 (expense)..............   53,360  45,734   18,170      (5,081)  (32,555)   (15,766)     13,079     (56,204)   (32,351)
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      283 (17,389)  (1,863)    (57,828)  341,073    205,534    (867,864)  1,589,430    393,176
 Unrealized appreciation
  (depreciation) on
  investments...........    1,054   6,329  (29,542) (1,272,757) (741,677) 1,083,816  (2,024,100) (2,708,169) 2,690,916
 Capital gain
  distributions.........      --      --     2,165     521,076   340,197    130,214     759,549     272,808        --
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    1,337 (11,060) (29,240)   (809,509)  (60,407) 1,419,564  (2,132,415)   (845,931) 3,084,092
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $ 54,697  34,674  (11,070)   (814,590)  (92,962) 1,403,798  (2,119,336)   (902,135) 3,051,741
                         ======== =======  =======  ==========  ========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                    Oppenheimer Variable Account
                          Oppenheimer Variable Account Funds (continued)              Funds -- Class 2 Shares
                         ------------------------------------------------------ ------------------------------------
                                                        Multiple Strategies     Global Securities Main Street Growth
                            High Income Fund/VA               Fund/VA                Fund/VA       & Income Fund/VA
                         ----------------------------  ------------------------ ----------------- ------------------
                                                        Year ended December        Period from       Period from
                          Year ended December 31,               31,              January 8, 2001   January 8, 2001
                         ----------------------------  ------------------------        to                 to
                           2001       2000     1999     2001     2000     1999  December 31, 2001 December 31, 2001
                         ---------  --------  -------  -------  -------  ------ ----------------- ------------------
Investment income:
Income -- Ordinary
 dividends.............. $ 300,155   218,695  129,252   51,792   46,491  30,217         122                 33
  Expenses -- Mortality
   and expense risk
   charges --
   Type I (note 4)......    12,831    12,726   13,177    6,390    6,140   5,751         --                 --
  Expenses -- Mortality
   and expense risk
   charges --
   Type II (note 4).....     8,610     3,016    1,187    3,619    1,591     766         572                592
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net investment income
 (expense)..............   278,714   202,953  114,888   41,783   38,760  23,700        (450)              (559)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (64,193)  (51,805)  (9,827) (16,984)   8,523  12,030      (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (185,472) (245,369) (37,389) (74,627) (56,039) 16,700      (2,527)            (2,536)
  Capital gain
   distributions........       --        --       --    69,177   67,524  43,483       2,295                --
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........  (249,665) (297,174) (47,216) (22,434)  20,008  72,213      (2,265)            (3,379)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Increase (decrease) in
 net assets from
 operations............. $  29,049   (94,221)  67,672   19,349   58,768  95,913      (2,715)            (3,938)
                         =========  ========  =======  =======  =======  ======      ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         --------------------------------------------------------------------------------------------
                          Equity-Income Portfolio             Growth Portfolio               Overseas Portfolio
                         ----------------------------  ---------------------------------  ---------------------------
                          Year ended December 31,          Year ended December 31,         Year ended December 31,
                         ----------------------------  ---------------------------------  ---------------------------
                           2001      2000      1999       2001        2000       1999       2001      2000     1999
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 129,307  114,887   100,754       7,051      11,358     17,646   105,667    39,615   32,601
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    46,260   44,056    46,384      48,645      65,126     56,960    12,658    17,644   16,186
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............     8,705    5,349     2,894      14,289      10,565      3,167     1,423     1,235      579
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net investment income
 (expense)..............    74,342   65,482    51,476     (55,883)    (64,333)   (42,481)   91,586    20,736   15,836
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (18,170)  73,790   273,786    (617,911)    398,024    453,879  (138,056)   57,421  112,501
 Unrealized appreciation
  (depreciation) on
  investments...........  (877,761) (25,951) (193,819) (1,874,368) (2,754,089) 1,452,235  (619,667) (896,242) 685,935
 Capital gain
  distributions.........   363,289  432,830   224,259     662,803   1,130,176    864,641   167,022   249,470   53,190
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (532,642) 480,669   304,226  (1,829,476) (1,225,889) 2,770,755  (590,701) (589,351) 851,626
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(458,300) 546,151   355,702  (1,885,359) (1,290,222) 2,728,274  (499,115) (568,615) 867,462
                         =========  =======  ========  ==========  ==========  =========  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Variable Insurance Products
                              Fund -- Service Class 2               Variable Insurance Products Fund II
                         --------------------------------- ---------------------------------------------------------
                          Equity-Income        Growth
                            Portfolio        Portfolio      Asset Manager Portfolio       Contrafund Portfolio
                         ---------------- ---------------- --------------------------- -----------------------------
                           Period from      Period from
                         January 24, 2001 January 24, 2001  Year ended December 31,      Year ended December 31,
                         to December 31,  to December 31,  --------------------------- -----------------------------
                               2001             2001         2001      2000     1999     2001       2000      1999
                         ---------------- ---------------- --------  --------  ------- --------  ----------  -------
Investment income:
 Income -- Ordinary
  dividends.............     $    30              --        180,444   157,145  153,442   47,416      17,425   18,437
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............         --               --         28,446    32,686   33,559   21,672      25,515   23,952
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............         680            1,483         1,757       970      439   20,537      15,249    6,221
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net investment income
 (expense)..............        (650)          (1,483)      150,241   123,489  119,444    5,207     (23,339) (11,736)
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (1,555)          (4,153)      (92,739)   23,604   64,747 (250,115)    120,743  354,876
 Unrealized appreciation
  (depreciation) on
  investments...........      (1,137)         (15,912)     (351,254) (739,967)  89,931 (758,337) (1,216,788) 425,779
 Capital gain
  distributions.........          86               30        67,666   370,224  195,289  167,353     632,524  135,201
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments               (2,606)         (20,035)     (376,327) (346,139) 349,967 (841,099)   (463,521) 915,856
                             -------          -------      --------  --------  ------- --------  ----------  -------
Increase (decrease) in
 net assets from
 operations.............     $(3,256)         (21,518)     (226,086) (222,650) 469,411 (835,892)   (486,860) 904,120
                             =======          =======      ========  ========  ======= ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Variable Insurance Products
                          Fund II --  Service Class 2               Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------------------------------
                              Contrafund Portfolio       Growth & Income Portfolio      Growth Opportunities Portfolio
                         ------------------------------ ------------------------------ -----------------------------------
                                         Period from
                          Year ended  December 26, 2000   Year ended December 31,          Year ended December 31,
                         December 31,  to December 31,  ------------------------------ -----------------------------------
                             2001           2000          2001       2000      1999       2001        2000        1999
                         ------------ ----------------- ---------  ---------  -------- ----------  -----------  ----------
Investment income:
 Income -- Ordinary
  dividends.............    $    1           --            16,081      9,297    2,804       1,448        5,618      3,049
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............       --            --             2,367      2,010    2,165         886        1,654      1,866
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............       508           --             6,944      5,584    2,516       2,018        1,724        866
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net investment income
 (expense)..............      (507)          --             6,770      1,703   (1,877)     (1,456)       2,240        317
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (796)           15          (48,530)     5,240   28,022     (47,931)     (20,425)    10,345
 Unrealized appreciation
  (depreciation) on
  investments...........     2,083           (14)        (134,587)  (104,078)  21,930     (19,350)    (101,453)    (1,242)
 Capital gain
  distributions.........         3           --            51,628     60,673    5,692         --        28,489      5,663
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........     1,290             1         (131,489)   (38,165)  55,644     (67,281)     (93,389)    14,766
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Increase (decrease) in
 net assets from
 operations.............    $  783             1         (124,719)   (36,462)  53,767     (68,737)     (91,149)    15,083
                            ======           ===        =========  =========  =======  ==========  ===========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Variable Insurance Products Fund III -- Service
                                                    Class 2
                                -----------------------------------------------
                                                               Growth & Income
                                      Mid Cap Portfolio           Portfolio
                                ------------------------------ ----------------
                                                Period from      Period from
                                 Year ended  December 26, 2000 January 18, 2001
                                December 31,  to December 31,  to December 31,
                                    2001           2000              2001
                                ------------ ----------------- ----------------
Investment income:
  Income -- Ordinary
   dividends...................    $  --            --                   1
  Expenses -- Mortality and
   expense risk charges -- Type
   I (note 4)..................       --            --                 --
  Expenses -- Mortality and
   expense risk charges -- Type
   II (note 4).................       277           --                 389
                                   ------           ---             ------
Net investment income
 (expense).....................      (277)          --                (388)
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments.................     5,221           (13)              (800)
  Capital gain distributions...       --            --                   3
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments....     5,024             2             (1,256)
                                   ------           ---             ------
Increase (decrease) in net
 assets from operations........    $4,747             2             (1,644)
                                   ======           ===             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                         -------------------------------------------------------------------------------
                            American Leaders           High Income Bond
                                 Fund II                    Fund II                Utility Fund II
                         -------------------------  -------------------------  -------------------------
                         Year ended December 31,    Year ended December 31,    Year ended December 31,
                         -------------------------  -------------------------  -------------------------
                           2001     2000    1999     2001     2000     1999     2001     2000     1999
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 10,434   5,560    3,192   43,741   30,830   15,467   15,059   11,457    6,452
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    2,314   2,080    1,774    1,622    1,346    1,149    1,479    1,623    1,634
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    3,321   2,274    1,482    1,592    1,092      583    1,870    1,209      602
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net investment income
 (expense)..............    4,799   1,206      (64)  40,527   28,392   13,735   11,710    8,625    4,216
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,386) (5,539)   8,624  (19,309) (12,093)  (2,384) (12,211)     973    3,277
 Unrealized appreciation
  (depreciation) on
  investments...........  (44,740)  1,613  (17,252) (24,033) (51,127) (10,198) (70,258) (57,701) (16,132)
 Capital gain
  distributions.........    4,548  16,824   32,275      --       --     1,345      --     7,615   12,525
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (48,578) 12,898   23,647  (43,342) (63,220) (11,237) (82,469) (49,113)    (330)
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(43,779) 14,104   23,583   (2,815) (34,828)   2,498  (70,759) (40,488)   3,886
                         ========  ======  =======  =======  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              Federated Insurance
                  Federated Insurance Series       Series --
                          (continued)            Service Shares                     Alger American Fund
                  --------------------------- ------------------- ------------------------------------------------------------
                  International Small Company  High Income Bond      Small Capitalization
                            Fund II                 Fund II                Portfolio              LargeCap Growth Portfolio
                  --------------------------- ------------------- -----------------------------  -----------------------------
                          Period from             Period from
                      February 6, 2001 to      March 27, 2001 to    Year ended December 31,        Year ended December 31,
                         December 31,            December 31,     -----------------------------  -----------------------------
                             2001                    2001           2001       2000      1999      2001       2000      1999
                  --------------------------- ------------------- --------  ----------  -------  --------  ----------  -------
Investment
 income:
 Income --
   Ordinary
  dividends......            $--                      --               743         --       --     10,186         --     2,264
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....             --                      --             6,426      11,091    9,129    13,924      15,002   13,062
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....              34                     118            4,203       3,875    1,012    18,454      13,147    4,272
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net investment
 income
 (expense).......             (34)                   (118)          (9,886)    (14,966) (10,141)  (22,192)    (28,149) (15,070)
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....             (40)                    (78)        (525,268)      2,186   (6,385) (640,911)     33,463  390,753
 Unrealized
  appreciation
  (depreciation)
  on
  investments....             404                    (419)         (54,181) (1,371,045) 405,230  (576,288) (1,302,238)  99,476
 Capital gain
  distributions..             --                      --                --     735,999  183,620   552,329     513,858  224,152
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments.....             364                    (497)        (579,449)   (632,860) 582,465  (664,870)   (754,917) 714,381
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Increase
 (decrease) in
 net assets from
 operations......            $330                    (615)        (589,335)   (647,826) 572,324  (687,062)   (783,066) 699,311
                             ====                    ====         ========  ==========  =======  ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                         --------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                           ---------------------      ---------------------------
                          Year ended December 31,      Year ended December 31,
                         ---------------------------  ---------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  ------  --------  --------  -------
Investment income:
Income -- Ordinary
 dividends.............. $     --        --      --        --        --       --
Expenses -- Mortality
 and expense risk
 charges -- Type I
 (note 4)...............     2,481     2,179     606     1,849     2,932      569
Expenses -- Mortality
 and expense risk
 charges -- Type II
 (note 4)...............     3,443     1,291     209     3,690     3,508      410
                         ---------  --------  ------  --------  --------  -------
Net investment income
 (expense)..............    (5,924)   (3,470)   (815)   (5,539)   (6,440)    (979)
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................  (126,586)   26,713   5,563  (317,919)  (39,454)  34,202
Unrealized appreciation
 (depreciation) on
 investments............  (194,777) (140,754) 71,826  (176,939) (379,884)  81,393
Capital gain
 distributions..........       --     16,716     --        --     24,260      --
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (321,363)  (97,325) 77,389  (494,858) (395,078) 115,595
                         ---------  --------  ------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(327,287) (100,795) 76,574  (500,397) (401,518) 114,616
                         =========  ========  ======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                         Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                    Aggressive Growth Portfolio             Growth Portfolio              Worldwide Growth Portfolio
                  ---------------------------------- ---------------------------------  ---------------------------------
                      Year ended December 31,            Year ended December 31,            Year ended December 31,
                  ---------------------------------- ---------------------------------  ---------------------------------
                     2001         2000       1999       2001        2000       1999        2001        2000       1999
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --          --      65,274      1,516       5,764     10,964      23,897      17,398     11,433
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....      21,231      41,861     24,955     23,882      32,961     25,172      37,670      53,602     38,848
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....      18,366      24,298      6,757     24,469      20,783      5,821      28,526      23,434      6,863
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net investment
 income
 (expense).......     (39,597)    (66,159)    33,562    (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (2,163,009)  1,590,590    861,331   (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (945,349) (6,150,760) 3,141,869 (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..         --    1,036,376    111,141     16,402     582,454     21,779      21,135     873,121        --
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (3,108,358) (3,523,794) 4,114,341 (1,986,096) (1,342,736) 1,730,198  (2,513,129) (2,029,374) 3,671,003
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations...... $(3,147,955) (3,589,953) 4,147,903 (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                  ===========  ==========  ========= ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Janus Aspen Series (continued)
                         --------------------------------------------------------------------------------------------
                             Balanced Portfolio       Flexible Income Portfolio    International Growth Portfolio
                         ---------------------------- ---------------------------  ----------------------------------
                          Year ended December 31,      Year ended December 31,         Year ended December 31,
                         ---------------------------- ---------------------------  ----------------------------------
                           2001       2000     1999     2001     2000      1999       2001        2000       1999
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ----------
Investment income:
 Income -- Ordinary
  dividends............. $  71,790    37,643   43,936   14,946    5,264    12,568      10,773       9,018      2,819
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    13,094    11,335    9,328      763      522       715       6,476       8,171      4,231
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    23,448    10,397    3,366    2,602    1,197       511      12,735      12,438      4,585
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net investment income
 (expense)..............    35,248    15,911   31,242   11,581    3,545    11,342      (8,438)    (11,591)    (5,997)
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (31,657)   99,542   79,219    3,126   (3,171)   (1,786)   (248,523)    242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........  (345,870) (526,341) 321,542      518    6,251    (8,109)   (518,693)   (990,444)   923,354
 Capital gain
  distributions.........    67,312   288,437      --    14,150    7,790       566      18,619     133,743        --
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (310,215) (138,362) 400,761   17,794   10,870    (9,329)   (748,597)   (614,281)   977,508
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(274,967) (122,451) 432,003   29,375   14,415     2,013    (757,035)   (625,872)   971,511
                         =========  ========  ======= ======== ========  ========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series
                                                        (continued)
                                                ------------------------------
                                                    Capital Appreciation
                                                         Portfolio
                                                ------------------------------
                                                  Year ended December 31,
                                                ------------------------------
                                                  2001        2000      1999
                                                ---------  ----------  -------
Investment income:
  Income -- Ordinary dividends................. $  14,349      18,596      509
  Expenses -- Mortality and expense risk
   charges -- Type I (note 4)..................     3,909       5,528    3,352
  Expenses -- Mortality and expense risk
   charges -- Type II (note 4).................    19,036      16,675    4,381
                                                ---------  ----------  -------
Net investment income (expense)................    (8,596)     (3,607)  (7,224)
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).....................  (389,507)    187,808   82,791
  Unrealized appreciation (depreciation) on
   investments.................................  (485,835) (1,022,359) 513,292
  Capital gain distributions...................    25,976      23,952    5,853
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments...................................  (849,366)   (810,599) 601,936
                                                ---------  ----------  -------
Increase (decrease) in net assets from
 operations.................................... $(857,962)   (814,206) 594,712
                                                =========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series -- Service Shares
                  --------------------------------------------------------------------------------------------------------
                                                                       Aggressive    Capital     Worldwide   International
                    Global Life Sciences        Global Technology        Growth    Appreciation    Growth       Growth
                          Portfolio                 Portfolio          Portfolio    Portfolio    Portfolio     Portfolio
                  ------------------------- ------------------------- ------------ ------------ ------------ -------------
                               Period from               Period from  Period from  Period from  Period from   Period from
                                 May 29,                    May 4,    January 24,  January 24,  January 24,   February 8,
                   Year ended    2000 to     Year ended    2000 to      2001 to      2001 to      2001 to       2001 to
                  December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                      2001         2000         2001         2000         2001         2001         2001         2001
                  ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $    --          --           --           827          --           223          106          161
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......        336         134          311          178          --           --           --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......      1,036         195          557          219          421          320          571          478
                    --------      ------      -------      -------      -------       ------      -------       ------
Net investment
 income
 (expense).......     (1,372)       (329)        (868)         430         (421)         (97)        (465)        (317)
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (11,785)        268      (35,371)      (3,121)      (3,531)      (1,703)      (2,767)      (1,167)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (21,957)     13,723      (26,150)     (58,896)     (15,833)      (5,044)      (9,532)      (8,121)
 Capital gain
  distributions..        --          --           886          --           --           268          202          464
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (33,742)     13,991      (60,635)     (62,017)     (19,364)      (6,479)     (12,097)      (8,824)
                    --------      ------      -------      -------      -------       ------      -------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(35,114)     13,662      (61,503)     (61,587)     (19,785)      (6,576)     (12,562)      (9,141)
                    ========      ======      =======      =======      =======       ======      =======       ======
                    Balanced      Growth
                   Portfolio    Portfolio
                  ------------ ------------
                  Period from  Period from
                   January 8,  February 9,
                    2001 to      2001 to
                  December 31, December 31,
                      2001         2001
                  ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......     4,780          --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......       --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......     1,801          471
                  ------------ ------------
Net investment
 income
 (expense).......     2,979         (471)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,637)      (2,304)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,116)     (14,119)
 Capital gain
  distributions..     2,481          169
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,272)     (16,254)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......    (4,293)     (16,725)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Goldman Sachs Variable Insurance Trust
                               -----------------------------------------------
                                    Growth and
                                   Income Fund           Mid Cap Value Fund
                               ----------------------  -----------------------
                                    Year ended               Year ended
                                   December 31,             December 31,
                               ----------------------  -----------------------
                                 2001     2000   1999   2001    2000     1999
                               --------  ------  ----  ------- -------  ------
Investment income:
Income -- Ordinary
 dividends...................  $    557     427   242   11,248   3,725   3,355
Expenses -- Mortality and
 expense risk charges -- Type
 I (note 4)..................        30      11     3    1,780   1,012     293
Expenses -- Mortality and
 expense risk charges -- Type
 II (note 4).................       783     535   112    4,658   1,161     448
                               --------  ------  ----  ------- -------  ------
Net investment income
 (expense)...................      (256)   (119)  127    4,810   1,552   2,614
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments:
Net realized gain (loss).....    (3,274)    480   585   36,070 (24,105)     87
Unrealized appreciation
 (depreciation) on
 investments.................    (7,580) (5,835) (222)   3,206  73,668  (2,647)
Capital gain distributions...       --      --    --    58,096  12,030     --
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments..   (10,854) (5,355)  363   97,372  61,593  (2,560)
                               --------  ------  ----  ------- -------  ------
Increase (decrease) in net
 assets from operations......  $(11,110) (5,474)  490  102,182  63,145      54
                               ========  ======  ====  ======= =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Salomon Brothers Variable Series Funds Inc.
                         --------------------------------------------------------------------------
                         Strategic Bond Fund       Investors Fund         Total Return Fund
                         ----------------------  --------------------- ----------------------------
                              Year ended             Year ended
                             December 31,           December 31,       Year ended December 31,
                         ----------------------  --------------------- ----------------------------
                          2001    2000    1999    2001     2000   1999  2001       2000      1999
                         -------  -----  ------  -------  ------  ---- --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $11,601  5,918   2,773    5,735   2,505   44     1,304        210      27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............     112      5     --     1,853     155   14        77         23       4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............   1,283    542     163    2,985     644    6       192          4     --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net investment income
 (expense)..............  10,206  5,371   2,610      897   1,706   24     1,035        183      23
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,040    490       3   (6,871)   (538)  22       (93)      (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........    (656)  (671) (1,908) (46,707) (3,818) 232      (356)      (349)    (37)
 Capital gain
  distributions.........     --     --      --     7,551  10,551  --        --         --      --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments.........     384   (181) (1,905) (46,027)  6,195  254      (449)    (1,134)    (38)
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Increase (decrease) in
 net assets from
 operations............. $10,590  5,190     705  (45,130)  7,901  278       586       (951)    (15)
                         =======  =====  ======  =======  ======  ===  ========  =========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                         -------------------------------------------------------------
                              The Dreyfus Socially      Dreyfus Investment Portfolios-
                         Responsible Growth Fund, Inc.    Emerging Markets Portfolio
                         ------------------------------ ------------------------------
                                                                 Period from
                                         Period from            April 6, 2001
                          Year ended  December 26, 2000               to
                         December 31,        to                  December 31,
                             2001     December 31, 2000              2001
                         ------------ ----------------- ------------------------------
Investment income:
  Income -- Ordinary
   dividends............   $    15           --                       37
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............       --            --                      --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............        97           --                       18
                           -------           ---                     ---
Net investment income
 (expense)..............       (82)          --                       19
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      (728)           15                     (18)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (1,305)          (14)                    383
  Capital gain
   distributions........       --            --                      --
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments.........    (2,033)            1                     365
                           -------           ---                     ---
Increase (decrease) in
 net assets from
 operations.............   $(2,115)            1                     384
                           =======           ===                     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            MFS Variable Insurance Trust                      Rydex Variable Trust
                         ------------------------------------------------------------------ -------------------------
                                                   MFS Investors MFS Investors     MFS
                                                   Growth Stock      Trust       Utility
                         MFS New Discovery Series     Series        Series        Series            OTC Fund
                         ------------------------- ------------- ------------- ------------ -------------------------
                                      Period from   Period from   Period from  Period from               Period from
                                      December 26,  January 23,  February 14,   March 14,                December 26,
                          Year ended    2000 to       2001 to       2001 to      2001 to     Year ended    2000 to
                         December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,
                             2001         2000         2001          2001          2001         2001         2000
                         ------------ ------------ ------------- ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $  --         --               3            35         2,118          --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type I (note 4)......       --         --             --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type II (note 4).....       148        --             136           219           652           77        --
                            ------        ---          -----        ------       -------       ------        ---
Net investment income
 (expense)..............      (148)       --            (133)         (184)        1,466          (77)       --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (261)        15           (319)         (331)       (4,518)        (710)        10
 Unrealized appreciation
  (depreciation) on
  investments...........     5,912        (13)         3,183        (1,568)      (30,109)        (657)       (10)
 Capital gain
  distributions.........        23        --              34           190         5,580          --         --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments.........     5,674          2          2,898        (1,709)      (29,047)      (1,367)       --
                            ------        ---          -----        ------       -------       ------        ---
Increase (decrease) in
 net assets from
 operations.............    $5,526          2          2,765        (1,893)      (27,581)      (1,444)       --
                            ======        ===          =====        ======       =======       ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Alliance Variable Products Series Fund, Inc.
                             ---------------------------------------------------
                                                        Growth and
                                                          Income       Quasar
                             Premier Growth Portfolio   Portfolio    Portfolio
                             ------------------------- ------------ ------------
                                          Period from  Period from  Period from
                                          December 26, February 6,  February 8,
                              Year ended    2000 to      2001 to      2001 to
                             December 31, December 31, December 31, December 31,
                                 2001         2000         2001         2001
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............    $   --         --             865         --
  Expenses -- Mortality and
   expense risk charges --
    Type I (note 4)........        --         --             --          --
  Expenses -- Mortality and
   expense risk charges --
    Type II (note 4).......        478        --           1,268          87
                               -------        ---         ------        ----
Net investment income
 (expense).................       (478)       --            (403)        (87)
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................     (1,431)        15         (1,604)       (723)
  Unrealized appreciation
   (depreciation) on
   investments.............     (8,996)       (15)        (7,562)       (488)
  Capital gain
   distributions...........      4,460        --           6,702         391
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments...............     (5,967)       --          (2,464)       (820)
                               -------        ---         ------        ----
Increase (decrease) in net
 assets from operations....    $(6,445)       --          (2,867)       (907)
                               =======        ===         ======        ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                  --------------------------------------------------- ------------------------------------------------------
                                                           AIM V.I.                   Long-Term     High Yield  Total Return
                      AIM V.I. Capital        AIM V.I.      Value     Foreign Bond U.S. Government     Bond         Bond
                      Appreciation Fund     Growth Fund      Fund      Portfolio   Bond Portfolio   Portfolio    Portfolio
                  ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                               Period from  Period from  Period from                 Period from   Period from  Period from
                               December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                   Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                  December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                      2001         2000         2001         2001         2001          2001           2001         2001
                  ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $   --         --             186          185        119           1,668          1,655        1,664
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....       --         --             --           --         --              --             --           --
 Expenses --
  Mortality and
  expense risk
  charges -- Type
  II (note 4)....       308        --             321          488         25             255            150          275
                    -------        ---         ------       ------        ---          ------         ------       ------
Net investment
 income
 (expense).......      (308)       --            (135)        (303)        94           1,413          1,505        1,389
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,557)        15         (1,284)      (1,319)        16              34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,874)       (14)        (6,274)      (5,561)        35          (4,415)          (875)      (1,726)
 Capital gain
  distributions..     7,510        --             --         2,806        --            3,287            --         2,082
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (2,921)         1         (7,558)      (4,074)        51          (1,094)        (1,075)         432
                    -------        ---         ------       ------        ---          ------         ------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(3,229)         1         (7,693)      (4,377)       145             319            430        1,821
                    =======        ===         ======       ======        ===          ======         ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                   ----------------------------------------------------------------------------------------------------------
                          S&P 500 Index Fund                    Money Market Fund                  Total Return Fund
                   -----------------------------------  -----------------------------------  --------------------------------
                        Year ended December 31,              Year ended December 31,            Year ended December 31,
                   -----------------------------------  -----------------------------------  --------------------------------
                       2001         2000       1999        2001        2000         1999        2001       2000       1999
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $     41,037      20,083     11,612     261,435      364,565     223,302      17,205     85,613     57,566
 Net realized
  gain (loss)....      (241,043)    369,151    367,307         --           --            3     (69,715)    33,478     10,066
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (1,390,103) (1,654,687)   797,281         --           --           (3)   (168,952)  (117,815)   319,427
 Capital gain
  distributions..       142,797     197,387     82,915         --           --          --       22,821    175,795    102,400
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from
   operations....    (1,447,312) (1,068,066) 1,259,115     261,435      364,565     223,302    (198,641)   177,071    489,459
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums....     3,715,507   3,412,694  2,348,331  10,363,439   13,180,675   7,117,726     473,317    333,781    251,092
 Loan interest...        (5,026)     (5,227)      (199)     (1,929)      (6,351)        132      (1,352)       (65)      (279)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..        (3,222)    (12,065)   (10,568)    (18,829)        (649)        --      (14,229)       --     (16,660)
 Surrenders......      (343,512)   (367,160)  (226,385)   (525,461)    (291,605)   (143,091) (2,358,024)   (45,274)   (23,097)
 Loans...........      (118,177)    (33,079)  (147,819)   (416,073)    (441,223)   (382,888)    (66,062)   (29,824)   (24,984)
 Cost of
  insurance and
  administrative
  expense (note
  4).............    (1,287,498)   (961,590)  (761,285)   (973,595)    (700,630)   (488,436)   (445,803)  (403,065)  (406,244)
 Transfer gain
  (loss) and
  transfer fees..        (8,482)      1,907     (1,620)     28,566        4,166      (7,217)        468     (1,634)      (706)
 Transfers (to)
  from the
  Guarantee
  Account........           --           96        --          --           --          --          --         --         --
 Interfund
  transfers......       765,706     808,447    702,040  (6,345,494) (10,036,753) (5,024,217)     29,095     67,090    (27,330)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     2,715,296   2,844,023  1,902,495   2,110,624    1,707,630   1,072,009  (2,382,590)   (78,991)  (248,208)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets......     1,267,984   1,775,957  3,161,610   2,372,059    2,072,195   1,295,311  (2,581,231)    98,080    241,251
Net assets at
 beginning of
 year............    10,245,247   8,469,290  5,307,680   7,439,097    5,366,902   4,071,591   4,417,034  4,318,954  4,077,703
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end
 of period.......  $ 11,513,231  10,245,247  8,469,290   9,811,156    7,439,097   5,366,902   1,835,803  4,417,034  4,318,954
                   ============  ==========  =========  ==========  ===========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                       Real Estate Securities
                          International Equity Fund             Fund                Global Income Fund
                          ---------------------------  -------------------------  ------------------------
                                                                                   Year ended December
                           Year ended December 31,     Year ended December 31,             31,
                          ---------------------------  -------------------------  ------------------------
                            2001      2000     1999     2001     2000     1999     2001     2000     1999
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,329      (332)    (654)  27,361   21,293   20,269     (953)    (475)    858
 Net realized gain
  (loss)................   (23,637)    6,362    5,881   21,020   (2,380) (14,908)    (439)  (1,161)   (128)
 Unrealized appreciation
  (depreciation) on
  investments...........   (69,841) (103,450)  34,706   25,627  129,283  (10,218)  (2,041)     548  (4,715)
 Capital gain
  distributions.........     1,787    53,038   16,048    9,374    2,638    1,216      --       --       95
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (90,362)  (44,382)  55,981   83,382  150,834   (3,641)  (3,433)  (1,088) (3,890)
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
From capital
 transactions:
 Net premiums...........   163,122   137,598  152,398  180,106  134,428  121,762   49,071   28,092  23,325
 Loan interest..........        94        (1)      14      (39)      28       47      --       --      --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --        --    (7,573)  (5,470)     --   (11,787)     --       --      --
 Surrenders.............     1,521   (23,625)     (86) (27,417)  (7,402)  (1,244)    (231)     --   (1,142)
 Loans..................    (2,509)   (2,706) (24,626)  (1,285)  (6,672) (51,101)    (168)     --      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (35,400)  (28,911)     (40) (94,415) (54,400)     (90) (13,499)  (8,183) (5,884)
 Transfer gain (loss)
  and transfer fees.....      (407)    2,417      --      (120)      71      --        12       (5)     66
 Transfers (to) from the
  Guarantee Account.....       --        --       --       --       --       --       --       --      --
 Interfund transfers....    25,090    60,560  (27,880) 129,420   68,374   22,778    3,620   (1,609) 37,663
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   151,511   145,332   92,207  180,780  134,427   80,365   38,805   18,295  54,028
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets.............    61,149   100,950  148,188  264,162  285,261   76,724   35,372   17,207  50,138
Net assets at beginning
 of year................   364,887   263,937  115,749  706,031  420,770  344,046  103,476   86,269  36,131
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Net assets at end of
 period.................  $426,036   364,887  263,937  970,193  706,031  420,770  138,848  103,476  86,269
                          ========  ========  =======  =======  =======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund           Income Fund               U.S. Equity Fund
                          ----------------------------  -------------------------  -----------------------------
                           Year ended December 31,      Year ended December 31,      Year ended December 31,
                          ----------------------------  -------------------------  -----------------------------
                             2001      2000     1999     2001     2000     1999      2001       2000      1999
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,957    2,661    1,738   31,953   29,038   18,370        349      2,850      223
 Net realized gain
  (loss)................      11,651   12,924   14,236    8,257   (1,516)     (78)   (38,750)    11,564    2,835
 Unrealized appreciation
  (depreciation) on
  investments...........     (51,905)  26,637   22,084    4,061   18,549  (28,051)   (64,708)   (73,997)   6,670
 Capital gain
  distributions.........      49,463   26,834      --       --       --       662      4,651     47,509   10,093
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........      11,166   69,056   38,058   44,271   46,071   (9,097)   (98,458)   (12,074)  19,821
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........     440,256  261,618  219,094  218,541   91,288   68,061    339,189  1,015,166  137,612
 Loan interest..........         720     (171)     (57)     241       60       11     (3,354)        (4)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (9,928) (11,287) (10,051)     --    (2,340)     --        (413)       --       --
 Surrenders.............      (6,251)    (995)  (4,932) (19,467) (11,208)  (3,866)    (7,880)       (48)    (462)
 Loans..................      (4,587)  (2,425) (20,880) (65,525)  (8,163)  (2,087)    (8,626)  (245,449)     --
 Cost of insurance and
  administrative expense
  (note 4)..............    (122,026) (61,515) (40,864) (62,355) (37,715) (34,405)  (110,537)   (57,642) (26,579)
 Transfer gain (loss)
  and transfer fees.....      (5,375)  (7,220)  (8,769)     540     (391)    (166)    (3,744)   (39,714)  (9,921)
 Transfers (to) from the
  Guarantee Account.....         --       --       --       --       --       --         --         --       --
 Interfund transfers....     314,907  (12,847) 167,398  109,924   60,679  (45,407)   142,407    111,757   38,985
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     607,716  165,158  300,939  181,899   92,210  (17,859)   347,042    784,066  139,635
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............     618,882  234,214  338,997  226,170  138,281  (26,956)   248,584    813,349  168,918
Net assets at beginning
 of year................     785,557  551,343  212,346  544,869  406,588  433,544  1,033,212    219,863   50,945
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $1,404,439  785,557  551,343  771,039  544,869  406,588  1,281,796  1,033,212  219,863
                          ==========  =======  =======  =======  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------------
                                                               Value Equity   Small-Cap Value
                            Premier Growth Equity Fund             Fund         Equity Fund
                         ----------------------------------- ---------------- ----------------
                            Year ended         Period from     Period from      Period from
                           December 31,      June 9, 1999 to February 8, 2001 February 6, 2001
                         ------------------   December 31,   to December 31,  to December 31,
                           2001      2000         1999             2001             2001
                         ---------  -------  --------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  (4,635)  (1,657)         (95)            244               37
  Net realized gain
   (loss)...............   (31,948)   4,260          344            (235)             138
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (63,850) (64,695)      13,285             381            5,001
  Capital gain
   distributions........    27,619   34,574        4,011             --             2,827
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       operations.......   (72,814) (27,518)      17,545             390            8,003
                         ---------  -------      -------          ------          -------
From capital
 transactions:
  Net premiums..........   452,145  310,829       35,871          63,094           88,486
  Loan interest.........      (442)     (22)         --              --               --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --       --           --              --               --
    Surrenders..........    (6,043) (22,123)         --              --               --
    Loans...............   (22,764)  (7,398)         --              --            (1,095)
    Cost of insurance
     and administrative
     expense (note 4)...  (143,575) (57,487)      (5,472)         (6,363)          (8,524)
    Transfer gain (loss)
     and transfer fees..    (2,700)     227        1,248            (199)          (1,564)
    Transfers (to) from
     the Guarantee
     Account............       --       --           --              --               --
  Interfund transfers...   124,023  283,767       88,483          18,310           19,639
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   400,644  507,793      120,130          74,842           96,942
                         ---------  -------      -------          ------          -------
Increase (decrease) in
 net assets.............   327,830  480,275      137,675          75,232          104,945
Net assets at beginning
 of year................   617,950  137,675          --              --               --
                         ---------  -------      -------          ------          -------
Net assets at end of
 period................. $ 945,780  617,950      137,675          75,232          104,945
                         =========  =======      =======          ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Oppenheimer Variable Account Funds
                          --------------------------------------------------------------
                                 Bond Fund/VA            Capital Appreciation Fund/VA
                          ----------------------------  --------------------------------
                           Year ended December 31,         Year ended December 31,
                          ----------------------------  --------------------------------
                             2001      2000     1999       2001       2000       1999
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   53,360   45,734   18,170      (5,081)   (32,555)   (15,766)
 Net realized gain
  (loss)................         283  (17,389)  (1,863)    (57,828)   341,073    205,534
 Unrealized appreciation
  (depreciation) on
  investments...........       1,054    6,329  (29,542) (1,272,757)  (741,677) 1,083,816
 Capital gain
  distributions.........         --       --     2,165     521,076    340,197    130,214
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      54,697   34,674  (11,070)   (814,590)   (92,962) 1,403,798
                          ----------  -------  -------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........     189,923  154,114  148,327   1,071,529  1,083,344    823,296
 Loan interest..........        (546)    (422)      18      (4,811)    (2,064)      (802)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --      (711)     --      (12,006)       --      (3,528)
 Surrenders.............     (22,364) (29,789) (13,864)    (94,578)  (210,937)  (104,939)
 Loans..................      (2,681)  (6,652)    (838)    (75,457)   (41,303)   (44,498)
 Cost of insurance and
  administrative expense
  (note 4)..............    (103,621) (64,402) (63,471)   (471,327)  (358,047)  (302,052)
 Transfer gain (loss)
  and transfer fees.....         688     (231)     211      (2,636)     6,844       (383)
 Transfers (to) from the
  Guarantee Account.....         --       --       --          --         135        --
 Interfund transfers....     254,818    6,376  108,262     381,762    247,162    (28,758)
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     316,217   58,283  178,645     792,476    725,134    338,336
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     370,914   92,957  167,575     (22,114)   632,172  1,742,134
Net assets at beginning
 of year................     730,981  638,024  470,449   5,603,179  4,971,007  3,228,873
                          ----------  -------  -------  ----------  ---------  ---------
Net assets at end of
 period.................  $1,101,895  730,981  638,024   5,581,065  5,603,179  4,971,007
                          ==========  =======  =======  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------
                             Aggressive Growth Fund/VA             High Income Fund/VA
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2001         2000       1999       2001       2000       1999
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    13,079     (56,204)   (32,351)   278,714    202,953    114,888
 Net realized gain
  (loss)................     (867,864)  1,589,430    393,176    (64,193)   (51,805)    (9,827)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,024,100) (2,708,169) 2,690,916   (185,472)  (245,369)   (37,389)
 Capital gain
  distributions.........      759,549     272,808        --         --         --         --
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,119,336)   (902,135) 3,051,741     29,049    (94,221)    67,672
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,125,573   1,297,342    706,892    393,755    374,363    445,041
 Loan interest..........       (7,533)     (8,257)      (459)    (1,623)      (717)       890
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (500)     (5,763)    (2,341)       --         --        (215)
 Surrenders.............     (213,564)   (840,901)  (160,601)   (48,712)   (72,713)   (82,275)
 Loans..................     (170,906)   (104,373)  (187,114)   (35,396)    (6,121)   (44,238)
 Cost of insurance and
  administrative expense
  (note 4)..............     (458,349)   (457,737)  (345,495)  (208,105)  (153,413)  (170,939)
 Transfer gain (loss)
  and transfer fees.....           11     (48,749)    (9,130)     1,304         (7)    (1,499)
 Transfers (to) from the
  Guarantee Account.....          --          --         --         --          79         (4)
 Interfund transfers....      (97,295)  1,141,624   (235,950)    61,293    621,109     43,275
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      177,437     973,186   (234,198)   162,516    762,580    190,036
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   (1,941,899)     71,051  2,817,543    191,565    668,359    257,708
Net assets at beginning
 of year................    6,715,541   6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 4,773,642   6,715,541  6,644,490  2,972,240  2,780,675  2,112,316
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Oppenheimer Variable Account    Oppenheimer Variable Account Funds --
                              Funds (continued)                     Class 2 Shares
                         ----------------------------    -------------------------------------
                                                                               Main Street
                                                         Global Securities   Growth & Income
                         Multiple Strategies Fund/VA          Fund/VA            Fund/VA
                         ------------------------------  ------------------ ------------------
                           Year ended December 31,          Period from        Period from
                         ------------------------------  January 8, 2001 to January 8, 2001 to
                            2001       2000      1999    December 31, 2001  December 31, 2001
                         ----------  ---------  -------  ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   41,783     38,760   23,700          (450)              (559)
  Net realized gain
   (loss)...............    (16,984)     8,523   12,030        (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (74,627)   (56,039)  16,700        (2,527)            (2,536)
  Capital gain
   distributions........     69,177     67,524   43,483         2,295                --
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       operations.......     19,349     58,768   95,913        (2,715)            (3,938)
                         ----------  ---------  -------       -------            -------
From capital
 transactions:
  Net premiums..........    259,724    337,229  193,685       145,286            144,665
  Loan interest.........       (362)      (204)      (5)          --                 --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:                                                       --                 --
    Death benefits......        --         --      (253)          --                 --
    Surrenders..........   (189,587)   (53,311) (26,225)       (1,649)               --
    Loans...............     (3,177)    (8,792)  (8,254)       (1,703)               --
    Cost of insurance
     and administrative
     expense (note 4)...   (116,135)   (70,787) (68,019)      (15,634)           (19,487)
    Transfer gain (loss)
     and transfer fees..     (2,575)    (1,814)    (182)          327               (139)
    Transfers (to) from
     the Guarantee
     Account............        --         --       --            --                 --
  Interfund transfers...    115,190     70,636  (53,287)       58,488             53,086
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....     63,078    272,957   37,460       185,115            178,125
                         ----------  ---------  -------       -------            -------
Increase (decrease) in
 net assets.............     82,427    331,725  133,373       182,400            174,187
Net assets at beginning
 of year................  1,311,155    979,430  846,057           --                 --
                         ----------  ---------  -------       -------            -------
Net assets at end of
 period................. $1,393,582  1,311,155  979,430       182,400            174,187
                         ==========  =========  =======       =======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Variable Insurance Products Fund
                        -----------------------------------------------------------------------------------------------------
                           Equity-Income Portfolio                Growth Portfolio                 Overseas Portfolio
                        --------------------------------  ----------------------------------  -------------------------------
                           Year ended December 31,            Year ended December 31,            Year ended December 31,
                        --------------------------------  ----------------------------------  -------------------------------
                           2001       2000       1999        2001        2000        1999       2001       2000       1999
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $   74,342     65,482     51,476     (55,883)    (64,333)    (42,481)    91,586     20,736     15,836
 Net realized gain
  (loss)..............     (18,170)    73,790    273,786    (617,911)    398,024     453,879   (138,056)    57,421    112,501
 Unrealized
  appreciation
  (depreciation) on
  investments.........    (877,761)   (25,951)  (193,819) (1,874,368) (2,754,089)  1,452,235   (619,667)  (896,242)   685,935
 Capital gain
  distributions.......     363,289    432,830    224,259     662,803   1,130,176     864,641    167,022    249,470     53,190
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   operations.........    (458,300)   546,151    355,702  (1,885,359) (1,290,222)  2,728,274   (499,115)  (568,615)   867,462
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums.........   1,118,104  1,462,253  1,437,479   1,529,238   2,000,171   1,388,701    331,330    299,243    364,398
 Loan interest........     (11,426)    (2,861)       956      (8,246)     (6,381)     (4,205)    (2,307)      (862)      (189)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......      (1,602)   (44,417)   (26,021)       (479)     (5,738)    (14,970)    (1,189)       --      (3,758)
 Surrenders...........    (194,252)  (333,879)  (195,718)   (331,207)   (508,978)   (438,334)   (71,236)  (175,642)   (92,920)
 Loans................     (97,491)   (33,487)  (150,364)    (72,721)   (128,213)   (133,503)   (26,364)   (35,474)   (37,514)
 Cost of insurance and
  administrative
  expense (note 4)....    (606,262)  (491,665)  (579,765)   (764,274)   (685,241)   (614,236)  (145,824)  (155,987)  (164,565)
 Transfer gain (loss)
  and transfer fees...      (3,345)    (6,693)    (4,942)     14,290        (442)    (14,687)    (1,352)     3,634     (2,197)
 Transfers (to) from
  the Guarantee
  Account.............         --          85        --          --          208         --         --         344        --
 Interfund transfers..     265,741   (254,327)  (644,610)    (63,123)    206,956    (344,635)   (41,347)   (38,525)   (89,327)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......     469,467    295,009   (162,985)    303,478     872,342    (175,869)    41,711   (103,269)   (26,072)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets...........      11,167    841,160    192,717  (1,581,881)   (417,880)  2,552,405   (457,404)  (671,884)   841,390
Net assets at
 beginning of year....   7,746,965  6,905,805  6,713,088   9,960,778  10,378,658   7,826,253  2,213,423  2,885,307  2,043,917
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 period...............  $7,758,132  7,746,965  6,905,805   8,378,897   9,960,778  10,378,658  1,756,019  2,213,423  2,885,307
                        ==========  =========  =========  ==========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                                     Fund --
                                 Service Class 2                      Variable Insurance Products Fund II
                        --------------------------------- -----------------------------------------------------------------
                         Equity-Income
                           Portfolio     Growth Portfolio    Asset Manager Portfolio            Contrafund Portfolio
                        ---------------- ---------------- -------------------------------  --------------------------------
                          Period from      Period from
                        January 24, 2001 January 24, 2001    Year ended December 31,          Year ended December 31,
                        to December 31,  to December 31,  -------------------------------  --------------------------------
                              2001             2001         2001       2000       1999       2001        2000       1999
                        ---------------- ---------------- ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........      $   (650)         (1,483)       150,241    123,489    119,444      5,207     (23,339)   (11,736)
 Net realized gain
  (loss)..............        (1,555)         (4,153)       (92,739)    23,604     64,747   (250,115)    120,743    354,876
 Unrealized
  appreciation
  (depreciation) on
  investments.........        (1,137)        (15,912)      (351,254)  (739,967)    89,931   (758,337) (1,216,788)   425,779
 Capital gain
  distributions.......            86              30         67,666    370,224    195,289    167,353     632,524    135,201
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   operations.........        (3,256)        (21,518)      (226,086)  (222,650)   469,411   (835,892)   (486,860)   904,120
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums.........       182,605         304,507        419,495    490,848    477,913  1,165,439   2,063,887  1,028,819
 Loan interest........           --              --          (2,904)       255       (525)    (6,427)     (1,762)    (1,317)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......           --              --          (1,952)   (10,608)    (2,250)   (15,585)        --         --
 Surrenders...........        (1,595)           (726)      (297,502)  (360,416)  (104,369)  (180,932)   (278,017)  (127,334)
 Loans................           (83)         (2,211)        (8,657)  (109,631)   (33,108)   (43,956)    (89,473)   (45,515)
 Cost of insurance and
  administrative
  expense (note 4)....       (17,063)        (34,692)      (275,158)  (262,101)  (282,330)  (561,176)   (455,295)  (391,276)
 Transfer gain (loss)
  and transfer fees...        (2,452)            420          4,408      1,942     (1,929)    (6,607)    (11,573)   (12,817)
 Transfers (to) from
  the Guarantee
  Account.............           --              --             --         --         --         --          129        --
 Interfund transfers..        93,570         187,635        (35,466)     7,464   (188,976)   193,659     489,400        179
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......       254,982         454,933       (197,736)  (242,247)  (135,574)   544,415   1,717,296    450,739
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets...........       251,726         433,415       (423,822)  (464,897)   333,837   (291,477)  1,230,436  1,354,859
Net assets at
 beginning of year....           --              --       4,505,303  4,970,200  4,636,363  6,217,155   4,986,719  3,631,860
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Net assets at end of
 period...............      $251,726         433,415      4,081,481  4,505,303  4,970,200  5,925,678   6,217,155  4,986,719
                            ========         =======      =========  =========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                            Fund II -- Service Class 2                Variable Products Fund III
                          ------------------------------ ----------------------------------------------------------
                                                                                           Growth Opportunities
                               Contrafund Portfolio       Growth & Income Portfolio             Portfolio
                          ------------------------------ ------------------------------  --------------------------
                           Year ended     Period from
                          December 31, December 26, 2000   Year ended December 31,       Year ended December 31,
                          ------------  to December 31,  ------------------------------  --------------------------
                              2001           2000          2001       2000       1999     2001      2000     1999
                          ------------ ----------------- ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (507)         --             6,770      1,703    (1,877)  (1,456)    2,240      317
 Net realized gain
  (loss)................        (796)          15          (48,530)     5,240    28,022  (47,931)  (20,425)  10,345
 Unrealized appreciation
  (depreciation) on
  investments...........       2,083          (14)        (134,587)  (104,078)   21,930  (19,350) (101,453)  (1,242)
 Capital gain
  distributions.........           3          --            51,628     60,673     5,692      --     28,489    5,663
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   operations...........         783            1         (124,719)   (36,462)   53,767  (68,737)  (91,149)  15,083
                            --------          ---        ---------  ---------  --------  -------  --------  -------
From capital
 transactions:
 Net premiums...........     177,998           47          456,163    602,839   444,542  181,609   169,666  160,164
 Loan interest..........         --           --              (180)       (26)       11     (211)       (7)    (114)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --           (14,248)   (10,246)      --    (3,491)      --       --
 Surrenders.............         (97)         --           (57,727)      (991)  (12,518) (17,866)  (11,073)  (1,860)
 Loans..................         --           --           (24,862)    (3,457)   (1,076)   5,378    (2,686)    (479)
 Cost of insurance and
  administrative expense
  (note 4)..............     (22,266)         (15)        (201,914)  (147,027) (107,292) (64,050)  (57,881) (54,942)
 Transfer gain (loss)
  and transfer fees.....         174            1            1,017     (9,573)   (9,848)     329    (7,620)      14
 Transfers (to) from the
  Guarantee Account.....         --           --               --         --        --       --        --       --
 Interfund transfers....      35,345          --            34,649     49,174    59,059   (8,050)  (57,345)  45,257
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     191,154           33          192,898    480,693   372,878   93,648    33,054  148,040
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets.............     191,937           34           68,179    444,231   426,645   24,911   (58,095) 163,123
Net assets at beginning
 of year................          34          --         1,280,280    836,049   409,404  391,354   449,449  286,326
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Net assets at end of
 period.................    $191,971           34        1,348,459  1,280,280   836,049  416,265   391,354  449,449
                            ========          ===        =========  =========  ========  =======  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III --
                                                 Service Class 2
                                 ----------------------------------------------
                                                                Growth & Income
                                       Mid Cap Portfolio           Portfolio
                                 ------------------------------ ---------------
                                                                  Period from
                                                 Period from      January 18,
                                  Year ended  December 26, 2000     2001 to
                                 December 31,  to December 31,   December 31,
                                     2001           2000             2001
                                 ------------ ----------------- ---------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................   $  (277)          --                (388)
  Net realized gain (loss)......      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments..................     5,221           (13)              (800)
  Capital gain distributions....       --            --                   3
                                   -------           ---            -------
      Increase (decrease) in net
       assets from operations...     4,747             2             (1,644)
                                   -------           ---            -------
From capital transactions:
  Net premiums..................    93,186            47            104,157
  Loan interest.................       --            --                 --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits..............       --            --                 --
    Surrenders..................       --            --                 --
    Loans.......................       --            --                 --
    Cost of insurance and
     administrative expense
     (note 4)...................   (10,455)          (15)           (11,954)
    Transfer gain (loss) and
     transfer fees..............    (1,637)          --                (763)
    Transfers (to) from the
     Guarantee Account..........       --            --                 --
  Interfund transfers...........    32,364           --              27,502
                                   -------           ---            -------
      Increase (decrease) in net
       assets from capital
       transactions.............   113,458            32            118,942
                                   -------           ---            -------
Increase (decrease) in net
 assets.........................   118,205            34            117,298
Net assets at beginning of
 year...........................        34           --                 --
                                   -------           ---            -------
Net assets at end of period.....   118,239            34            117,298
                                   =======           ===            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2001     2000     1999     2001     2000     1999
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  4,799    1,206      (64)  40,527   28,392   13,735
 Net realized gain
  (loss)................    (8,386)  (5,539)   8,624  (19,309) (12,093)  (2,384)
 Unrealized appreciation
  (depreciation) on
  investments...........   (44,740)   1,613  (17,252) (24,033) (51,127) (10,198)
 Capital gain
  distributions.........     4,548   16,824   32,275      --       --     1,345
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........   (43,779)  14,104   23,583   (2,815) (34,828)   2,498
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   204,398  207,940  253,145  121,671  138,080  127,454
 Loan interest..........      (180)      (2)     113        2        7      (48)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --    (4,163)     --       --       --       --
 Surrenders.............   (64,962) (19,904) (10,302) (15,555)    (859)  (4,636)
 Loans..................   (29,813)      21       37  (10,255)  (1,395)    (105)
 Cost of insurance and
  administrative expense
  (note 4)..............   (76,221) (64,533) (60,062) (49,338) (36,046) (26,844)
 Transfer gain (loss)
  and transfer fees.....     2,093     (172)  (4,143)     128     (299)     660
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   108,765  (27,455)  79,528   79,362  (37,371)  58,046
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   144,080   91,732  258,316  126,015   62,117  154,527
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   100,301  105,836  281,899  123,200   27,289  157,025
Net assets at beginning
 of year................   705,749  599,913  318,014  345,023  317,734  160,709
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $806,050  705,749  599,913  468,223  345,023  317,734
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                        Federated Insurance
                                                                            Series --
                           Federated Insurance Series (continued)         Service Shares
                         ---------------------------------------------- -------------------
                                                    International Small  High Income Bond
                             Utility Fund II          Company Fund II         Fund II
                         -------------------------  ------------------- -------------------
                                                        Period from         Period from
                         Year ended December 31,     February 6, 2001     March 27, 2001
                         -------------------------    to December 31,     to December 31,
                          2001     2000     1999           2001                2001
                         -------  -------  -------  ------------------- -------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $11,710    8,625    4,216           (34)               (118)
  Net realized gain
   (loss)............... (12,211)     973    3,277           (40)                (78)
  Unrealized
   appreciation
   (depreciation) on
   investments.......... (70,258) (57,701) (16,132)          404                (419)
  Capital gain
   distributions........     --     7,615   12,525           --                  --
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       operations....... (70,759) (40,488)   3,886           330                (615)
                         -------  -------  -------        ------              ------
From capital
 transactions:
  Net premiums.......... 122,890   73,940   89,180        21,728              17,541
  Loan interest.........     (17)     (25)     (68)          --                  --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......     --       --       --            --                  --
    Surrenders..........  (1,751)  (5,790)  (2,117)          --                  --
    Loans............... (21,789)  (1,351) (11,083)          --                  --
    Cost of insurance
     and administrative
     expense (note 4)... (39,623) (26,993) (27,107)         (556)             (3,143)
    Transfer gain (loss)
     and transfer fees..  (2,527)      27   (1,353)          157                (357)
  Transfers (to) from
   the Guarantee
   Account..............     --       --       --            --                  --
  Interfund transfers...  37,805   48,195   80,135           116              21,382
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....  94,988   88,003  127,587        21,445              35,423
                         -------  -------  -------        ------              ------
Increase (decrease) in
 net assets.............  24,229   47,515  131,473        21,775              34,808
Net assets at beginning
 of year................ 426,906  379,391  247,918           --                  --
                         -------  -------  -------        ------              ------
Net assets at end of
 period................. 451,135  426,906  379,391        21,775              34,808
                         =======  =======  =======        ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2001        2000       1999       2001        2000       1999
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,886)    (14,966)   (10,141)   (22,192)    (28,149)   (15,070)
 Net realized gain
  (loss)................    (525,268)      2,186     (6,385)  (640,911)     33,463    390,753
 Unrealized appreciation
  (depreciation) on
  investments...........     (54,181) (1,371,045)   405,230   (576,288) (1,302,238)    99,476
 Capital gain
  distributions.........         --      735,999    183,620    552,329     513,858    224,152
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (589,335)   (647,826)   572,324   (687,062)   (783,066)   699,311
                          ----------  ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     482,385     611,961    370,003    928,250   1,913,171    885,773
 Loan interest..........        (124)     (1,270)        92     (1,317)       (389)        49
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --          --         --      (2,553)     (2,978)        --
 Surrenders.............     (47,241)   (110,032)   (45,840)  (114,291)    (56,419)   (29,769)
 Loans..................     (18,127)    (35,753)   (19,152)   (40,844)    (17,073)   (10,722)
 Cost of insurance and
  administrative expense
  (note 4)..............    (168,872)   (167,382)  (124,312)  (455,410)   (349,953)  (238,219)
 Transfer gain (loss)
  and transfer fees.....       4,836       4,196      1,435    (10,598)     (6,464)    (2,742)
 Transfers (to) from the
  Guarantee Account.....         --          --          (4)       --          --          (4)
 Interfund transfers....      82,119    (253,290)   400,632    500,590     403,555     96,272
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     334,976      48,430    582,854    803,827   1,883,450    700,638
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.............    (254,359)   (599,396) 1,155,178    116,765   1,100,384  1,399,949
Net assets at beginning
 of year................   1,725,177   2,324,573  1,169,395  4,326,839   3,226,455  1,826,506
                          ----------  ----------  ---------  ---------  ----------  ---------
Net assets at end of
 period.................  $1,470,818   1,725,177  2,324,573  4,443,604   4,326,839  3,226,455
                          ==========  ==========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    PBHG Insurance Series Fund, Inc.
                          ----------------------------------------------------------
                                PBHG Large Cap
                               Growth Portfolio          PBHG Growth II Portfolio
                          ----------------------------  ----------------------------
                           Year ended December 31,       Year ended December 31,
                          ----------------------------  ----------------------------
                            2001       2000     1999      2001      2000      1999
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (5,924)   (3,470)    (815)   (5,539)    (6,440)    (979)
 Net realized gain
  (loss)................   (126,586)   26,713    5,563  (317,919)   (39,454)  34,202
 Unrealized appreciation
  (depreciation) on
  investments...........   (194,777) (140,754)  71,826  (176,939)  (379,884)  81,393
 Capital gain
  distributions.........        --     16,716      --        --      24,260      --
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........   (327,287) (100,795)  76,574  (500,397)  (401,518) 114,616
                          ---------  --------  -------  --------  ---------  -------
From capital
 transactions:
 Net premiums...........    324,499   251,415   50,946   234,038    408,658   57,283
 Loan interest..........       (504)     (318)    (132)     (163)       (19)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --        --       --    (16,064)       --       --
 Surrenders.............    (13,885)   (8,368)  (2,203)   (3,643)   (12,942)  (6,046)
 Loans..................    (24,922)   (2,622)    (336)  (13,168)        21      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (126,880)  (55,642) (20,936)  (87,140)   (59,614) (13,614)
 Transfer gain (loss)
  and transfer fees.....     (7,189)     (639)    (882)      789     20,256      (29)
 Transfers (to) from the
  Guarantee Account.....        --        --       --        --         --       --
 Interfund transfers....    182,683   520,503   14,590   166,207    724,334   60,751
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    333,802   704,329   41,047   280,856  1,080,694   98,345
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets.............      6,515   603,534  117,621  (219,541)   679,176  212,961
Net assets at beginning
 of year................    799,510   195,976   78,355   961,015    281,839   68,878
                          ---------  --------  -------  --------  ---------  -------
Net assets at end of
 period.................  $ 806,025   799,510  195,976   741,474    961,015  281,839
                          =========  ========  =======  ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $   (39,597)    (66,159)    33,562     (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
 Net realized
  gain (loss)....   (2,163,009)  1,590,590    861,331    (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     (945,349) (6,150,760) 3,141,869  (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..          --    1,036,376    111,141      16,402     582,454     21,779      21,135     873,121        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations......   (3,147,955) (3,589,953) 4,147,903  (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums....    1,615,157   2,593,333  1,082,138   1,545,485   2,720,659  1,295,975   1,902,711   3,876,978  1,535,217
 Loan interest...       (4,092)     (4,263)    (1,654)     (2,082)     (2,643)       (37)     (2,953)     (3,126)    (1,750)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity
 Death benefits..       (3,010)    (25,424)    (6,162)    (14,408)        --      (5,481)    (11,145)    (28,708)   (24,630)
 Surrenders......     (243,562)   (376,000)  (129,518)   (245,713)   (246,021)  (115,738)   (352,727)   (543,262)  (104,073)
 Loans...........     (106,022)   (162,782)  (154,373)    (85,943)   (103,157)   (48,269)   (107,938)   (111,625)   (77,866)
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (641,796)   (705,131)  (385,151)   (649,561)   (577,235)  (383,988)   (878,111)   (814,036)  (598,888)
 Transfer gain
  (loss) and
  transfer fees..       34,140       6,165     24,215      (1,966)      4,808      8,881       7,048     (10,924)     4,454
 Transfers (to)
  from the
  Guarantee
  Account........          --           76        --          --          136        --          --           43        --
 Interfund
  transfers......     (384,463)  1,321,543  1,428,558    (160,612)    329,279  1,134,259    (227,079)    845,226    163,874
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..      266,352   2,647,517  1,858,053     385,200   2,125,826  1,885,602     329,806   3,210,566    896,338
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets......   (2,881,603)   (942,436) 6,005,956  (1,647,731)    735,110  3,595,771  (2,225,622)  1,121,554  4,533,063
Net assets at
 beginning of
 year............    7,595,526   8,537,962  2,532,006   7,688,954   6,953,844  3,358,073  10,754,842   9,633,288  5,100,225
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net assets at end
 of period.......  $ 4,713,923   7,595,526  8,537,962   6,041,223   7,688,954  6,953,844   8,529,220  10,754,842  9,633,288
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------------------
                                                                Flexible Income            International Growth
                                Balanced Portfolio                 Portfolio                     Portfolio
                          --------------------------------  -------------------------  -------------------------------
                             Year ended December 31,        Year ended December 31,       Year ended December 31,
                          --------------------------------  -------------------------  -------------------------------
                             2001       2000       1999      2001     2000     1999      2001       2000       1999
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   35,248     15,911     31,242   11,581    3,545   11,342     (8,438)   (11,591)    (5,997)
 Net realized gain
  (loss)................     (31,657)    99,542     79,219    3,126   (3,171)  (1,786)  (248,523)   242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........    (345,870)  (526,341)   321,542      518    6,251   (8,109)  (518,693)  (990,444)   923,354
 Capital gain
  distributions.........      67,312    288,437        --    14,150    7,790      566     18,619    133,743        --
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (274,967)  (122,451)   432,003   29,375   14,415    2,013   (757,035)  (625,872)   971,511
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,373,979  2,146,366    542,890  172,767   93,871   47,950    803,114    815,490    299,992
 Loan interest..........      (3,730)      (159)      (227)    (134)     (49)     --      (2,914)      (798)       (36)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (743)      (834)       --       --    (9,904)     --      (2,191)    (4,447)       --
 Surrenders.............     (67,646)   (75,731)   (27,562) (47,768)    (339)  (4,556)   (28,009)   (40,049)   (17,243)
 Loans..................    (114,790)    (6,129)    (6,685) (17,845)  (3,411)     --     (66,806)   (14,621)   (24,736)
 Cost of insurance and
  administrative expense
  (note 4)..............    (461,382)  (263,344)  (186,241) (43,837) (25,627) (21,676)  (294,056)  (229,236)  (113,927)
 Transfer gain (loss)
  and transfer fees.....      (6,939)    (1,864)      (275)     339     (141)     134     (5,906)       (27)      (177)
 Transfers (to) from the
  Guarantee Account.....         --         167        --       --       --       --         --         --         --
 Interfund transfers....     478,593    393,362    274,258   90,637   43,210   79,252    231,711    613,105    354,820
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,197,342  2,191,834    596,158  154,159   97,610  101,104    634,943  1,139,417    498,693
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     922,375  2,069,383  1,028,161  183,534  112,025  103,117   (122,092)   513,545  1,470,204
Net assets at beginning
 of year................   4,416,728  2,347,345  1,319,184  314,386  202,361   99,244  2,820,735  2,307,190    836,986
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $5,339,103  4,416,728  2,347,345  497,920  314,386  202,361  2,698,643  2,820,735  2,307,190
                          ==========  =========  =========  =======  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series (continued)
                                             ---------------------------------
                                             Capital Appreciation Portfolio
                                             ---------------------------------
                                                 Year ended December 31,
                                             ---------------------------------
                                                2001        2000       1999
                                             ----------  ----------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $   (8,596)     (3,607)    (7,224)
  Net realized gain (loss)..................   (389,507)    187,808     82,791
  Unrealized appreciation (depreciation) on
   investments..............................   (485,835) (1,022,359)   513,292
  Capital gain distributions................     25,976      23,952      5,853
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       operations...........................   (857,962)   (814,206)   594,712
                                             ----------  ----------  ---------
From capital transactions:
  Net premiums..............................    968,237   2,024,377    717,055
  Loan interest.............................     (1,779)       (778)       196
  Transfers (to) from the general account of
   GE Life and Annuity:
    Death benefits..........................    (15,260)     (4,334)       --
    Surrenders..............................   (101,282)    (48,345)    (7,847)
    Loans...................................    (24,473)     (3,780)    (4,636)
    Cost of insurance and administrative
     expense (note 4).......................   (397,429)   (320,394)  (144,381)
    Transfer gain (loss) and transfer fees..      7,853      15,603     (9,482)
    Transfers (to) from the Guarantee
     Account................................        --            2        --
  Interfund transfers.......................   (210,102)    544,469    837,693
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       capital transactions.................    225,765   2,206,820  1,388,598
                                             ----------  ----------  ---------
Increase (decrease) in net assets...........   (632,197)  1,392,614  1,983,310
Net assets at beginning of year.............  3,608,148   2,215,534    232,224
                                             ----------  ----------  ---------
Net assets at end of period................. $2,975,951   3,608,148  2,215,534
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        Janus Aspen Series -- Service Shares
                    ----------------------------------------------------------------------------------------------------
                                                                                                            Capital
                                                                                          Aggressive      Appreciation
                    Global Life Sciences Portfolio         Global Technology Portfolio Growth Portfolio    Portfolio
                    -----------------------------------    --------------------------- ---------------- ----------------
                                         Period from                     Period from     Period from      Period from
                     Year ended        May 29, 2000 to      Year ended  May 4, 2000 to January 24, 2001 January 24, 2001
                    December 31,         December 31,      December 31,  December 31,  to December 31,  to December 31,
                        2001                 2000              2001          2000            2001             2001
                    ---------------    ----------------    ------------ -------------- ---------------- ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    $        (1,372)               (329)      (868)          430            (421)             (97)
 Net realized gain
  (loss)..........            (11,785)                268    (35,371)       (3,121)         (3,531)          (1,703)
 Unrealized
  appreciation
  (depreciation)
  on investments..            (21,957)             13,723    (26,150)      (58,896)        (15,833)          (5,044)
 Capital gain
  distributions...                --                  --         886           --              --               268
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   operations.....            (35,114)             13,662    (61,503)      (61,587)        (19,785)          (6,576)
                      ---------------      --------------    -------       -------         -------          -------
From capital
 transactions:
 Net premiums.....            108,333               6,124     88,650        31,857         124,909          122,926
 Loan interest....                (12)                --          (2)          --              --               --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...                --                  --         --            --              --               --
 Surrenders.......            (78,530)                --      (2,622)          --             (134)             --
 Loans............             (9,201)                --       4,544           --              --               --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............            (16,873)             (1,850)   (15,188)       (2,865)        (18,502)         (12,027)
 Transfer gain
  (loss) and
  transfer fees...                799                  50       (626)       (1,221)           (100)          (1,071)
 Transfers (to)
  from the
  Guarantee
  Account.........                --                  --         --            --              --               --
 Interfund
  transfers.......             30,827             179,502     (4,188)      169,898          30,315           19,510
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...             35,343             183,826     70,568       197,669         136,488          129,338
                      ---------------      --------------    -------       -------         -------          -------
Increase
 (decrease) in net
 assets...........                229             197,488      9,065       136,082         116,703          122,762
Net assets at
 beginning of
 year.............            197,488                 --     136,082           --              --               --
                      ---------------      --------------    -------       -------         -------          -------
Net assets at end
 of period........    $       197,717             197,488    145,147       136,082         116,703          122,762
                      ===============      ==============    =======       =======         =======          =======
                    Worldwide Growth
                       Portfolio
                    ----------------
                      Period from
                    January 24, 2001
                    to December 31,
                          2001
                    ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (465)
 Net realized gain
  (loss)..........       (2,767)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (9,532)
 Capital gain
  distributions...          202
                    ----------------
  Increase
   (decrease) in
   net assets from
   operations.....      (12,562)
                    ----------------
From capital
 transactions:
 Net premiums.....      118,480
 Loan interest....          --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...          --
 Surrenders.......          (45)
 Loans............          --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (18,421)
 Transfer gain
  (loss) and
  transfer fees...       (1,256)
 Transfers (to)
  from the
  Guarantee
  Account.........          --
 Interfund
  transfers.......       67,045
                    ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      165,803
                    ----------------
Increase
 (decrease) in net
 assets...........      153,241
Net assets at
 beginning of
 year.............          --
                    ----------------
Net assets at end
 of period........      153,241
                    ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Janus Aspen Series -- Service Shares (Continued)
                             -------------------------------------------------
                              International      Balanced
                             Growth Portfolio    Portfolio    Growth Portfolio
                             ---------------- --------------- ----------------
                               Period from      Period from     Period from
                             February 8, 2001 January 8, 2001 February 9, 2001
                             to December 31,  to December 31, to December 31,
                                   2001            2001             2001
                             ---------------- --------------- ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................     $   (317)          2,979            (471)
  Net realized gain (loss)..       (1,167)         (1,637)         (2,304)
  Unrealized appreciation
   (depreciation) on
   investments..............       (8,121)         (8,116)        (14,119)
  Capital gain
   distributions............          464           2,481             169
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       operations...........       (9,141)         (4,293)        (16,725)
                                 --------         -------         -------
From capital transactions:
  Net premiums..............       46,389         461,037          88,364
  Loan interest.............          --              --              --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........          --              --              --
    Surrenders..............          --           (2,029)            --
    Loans...................          --              --              --
    Cost of insurance and
     administrative expense
     (note 4)...............       (8,842)        (39,915)        (15,092)
    Transfer gain (loss) and
     transfer fees..........          655          (1,868)           (750)
    Transfers (to) from the
     Guarantee Account......          --              --              --
  Interfund transfers.......       84,668         149,570          74,307
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       capital
       transactions.........      122,870         566,795         146,829
                                 --------         -------         -------
Increase (decrease) in net
 assets.....................      113,729         562,502         130,104
Net assets at beginning of
 year.......................          --              --              --
                                 --------         -------         -------
Net assets at end of
 period.....................     $113,729         562,502         130,104
                                 ========         =======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Goldman Sachs Variable Insurance Trust
                         ------------------------------------------------------
                         Growth and Income Fund        Mid Cap Value Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           2001     2000     1999     2001      2000     1999
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   (256)    (119)    127      4,810    1,552    2,614
  Net realized gain
   (loss)...............   (3,274)     480     585     36,070  (24,105)      87
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (7,580)  (5,835)   (222)     3,206   73,668   (2,647)
  Capital gain
   distributions........      --       --      --      58,096   12,030      --
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       operations.......  (11,110)  (5,474)    490    102,182   63,145       54
                         --------  -------  ------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........   28,803   90,257  14,501    253,541  102,494   43,005
  Loan interest.........      (18)     (10)    --      (1,001)     (19)     --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......      --       --      --         --       --       --
    Surrenders..........     (752)     --     (171)    (1,594)  (2,292)     --
    Loans...............       63   (1,210)    --     (10,992)  (1,443)     --
    Cost of insurance
     and administrative
     expense (note 4)...  (14,523)  (7,347) (3,588)   (74,000) (15,516)  (5,287)
    Transfer gain (loss)
     and transfer fees..       33    1,036      (7)    (1,666)    (501)      14
    Transfers (to) from
     the Guarantee
     Account............      --       --      --         --       --       --
  Interfund transfers...     (797)  17,275    (350)   509,256  (92,118) 330,218
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   12,809  100,001  10,385    673,544   (9,395) 367,950
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets.............    1,699   94,527  10,875    775,726   53,750  368,004
Net assets at beginning
 of year................  115,835   21,308  10,433    514,962  461,212   93,208
                         --------  -------  ------  ---------  -------  -------
Net assets at end of
 period................. $117,534  115,835  21,308  1,290,688  514,962  461,212
                         ========  =======  ======  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Salomon Brothers Variable Series Funds Inc.
                             -------------------------------------------------
                              Strategic Bond Fund         Investors Fund
                             ------------------------  -----------------------
                              Year ended December       Year ended December
                                      31,                       31,
                             ------------------------  -----------------------
                               2001     2000    1999    2001     2000    1999
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $ 10,206   5,371   2,610      897    1,706     24
  Net realized gain (loss)..    1,040     490       3   (6,871)    (538)    22
  Unrealized appreciation
   (depreciation) on
   investments..............     (656)   (671) (1,908) (46,707)  (3,818)   232
  Capital gain
   distributions............      --      --      --     7,551   10,551    --
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       operations...........   10,590   5,190     705  (45,130)   7,901    278
                             --------  ------  ------  -------  -------  -----
From capital transactions:
  Net premiums..............  115,354  13,416  56,140   83,234   34,882  7,246
  Loan interest.............     (429)    --      --       (66)     --     --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........      --      --      --       --       --     --
    Surrenders..............      (51) (2,816)    --      (523)     --     --
    Loans...................    2,000     --      --       606      --     --
    Cost of insurance and
     administrative expense
     (note 4)...............  (20,135) (5,654) (2,890) (41,946)  (4,593)  (897)
    Transfer gain (loss) and
     transfer fees..........      281     (86)   (156)    (739)   2,261     36
    Transfers (to) from the
     Guarantee Account......      --      --      --       --       --     --
  Interfund transfers.......   93,331  33,334   1,755  412,197  324,070  1,695
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       capital
       transactions.........  190,351  38,194  54,849  452,763  356,620  8,080
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets.....................  200,941  43,384  55,554  407,633  364,521  8,358
Net assets at beginning of
 year.......................   98,938  55,554     --   374,409    9,888  1,530
                             --------  ------  ------  -------  -------  -----
Net assets at end of
 period..................... $299,879  98,938  55,554  782,042  374,409  9,888
                             ========  ======  ======  =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Salomon Brothers
                                                           Variable Series
                                                             Funds Inc.
                                                         ---------------------
                                                          Total Return Fund
                                                         ---------------------
                                                         Year ended December
                                                                 31,
                                                         ---------------------
                                                          2001    2000   1999
                                                         -------  -----  -----
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................... $ 1,035    183     23
  Net realized gain (loss)..............................     (93)  (785)    (1)
  Unrealized appreciation (depreciation) on
   investments..........................................    (356)  (349)   (37)
  Capital gain distributions............................     --     --     --
                                                         -------  -----  -----
    Increase (decrease) in net assets from operations...     586   (951)   (15)
                                                         -------  -----  -----
From capital transactions:
  Net premiums..........................................  41,452  6,591    344
  Loan interest.........................................     --     --     --
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.......................................     --     --     --
   Surrenders...........................................     --     --     --
   Loans................................................     --     --     --
   Cost of insurance and administrative expense (note
    4)..................................................  (5,469)  (967)  (216)
   Transfer gain (loss) and transfer fees...............     (55) 1,183      1
   Transfers (to) from the Guarantee Account............     --     --     --
  Interfund transfers...................................  18,047    205  1,008
                                                         -------  -----  -----
    Increase (decrease) in net assets from capital
     transactions.......................................  53,975  7,012  1,137
                                                         -------  -----  -----
Increase (decrease) in net assets.......................  54,561  6,061  1,122
Net assets at beginning of year.........................   7,183  1,122    --
                                                         -------  -----  -----
Net assets at end of period............................. $61,744  7,183  1,122
                                                         =======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                               -------------------------------------------------
                                                              Dreyfus Investment
                                                                Portfolios --
                                    The Dreyfus Socially       Emerging Markets
                               Responsible Growth Fund, Inc.      Portfolio
                               ------------------------------ ------------------
                                               Period from       Period from
                                Year ended  December 26, 2000   April 6, 2001
                               December 31,  to December 31,   to December 31,
                                   2001           2000               2001
                               ------------ ----------------- ------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................    $   (82)          --                   19
  Net realized gain (loss)...       (728)           15                 (18)
  Unrealized appreciation
   (depreciation) on
   investments...............     (1,305)          (14)                383
  Capital gain
   distributions.............        --            --                  --
                                 -------           ---              ------
    Increase (decrease) in
     net assets from
     operations..............     (2,115)            1                 384
                                 -------           ---              ------
From capital transactions:
  Net premiums...............     31,492            47               8,227
  Loan interest..............        --            --                  --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits...........        --            --                  --
    Surrenders...............     (1,444)          --                  --
    Loans....................        --            --                  --
    Cost of insurance and
     administrative expense
     (note 4)................     (5,039)          (15)             (1,045)
    Transfer gain (loss) and
     transfer fees...........          1             1                 (51)
    Transfers (to) from the
     Guarantee Account.......        --            --                  --
  Interfund transfers........      3,691           --                  517
                                 -------           ---              ------
    Increase (decrease) in
     net assets from capital
     transactions............     28,701            33               7,648
                                 -------           ---              ------
Increase (decrease) in net
 assets......................     26,586            34               8,032
Net assets at beginning of
 year........................         34           --                  --
                                 -------           ---              ------
Net assets at end of period..    $26,620            34               8,032
                                 =======           ===              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                                   MFS Investors       MFS
                                                   Growth Stock  Investors Trust MFS Utility
                         MFS New Discovery Series     Series         Series         Series
                         ------------------------- ------------- --------------- ------------
                                      Period from   Period from    Period from   Period from
                                      December 26,  January 23,   February 14,    March 14,
                          Year ended    2000 to       2001 to        2001 to       2001 to
                         December 31, December 31, December 31,   December 31,   December 31,
                             2001         2000         2001           2001           2001
                         ------------ ------------ ------------- --------------- ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............   $  (148)       --            (133)          (184)         1,466
  Net realized gain
   (loss)...............      (261)        15           (319)          (331)        (4,518)
  Unrealized
   appreciation
   (depreciation) on
   investments..........     5,912        (13)         3,183         (1,568)       (30,109)
  Capital gain
   distributions........        23        --              34            190          5,580
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       operations.......     5,526          2          2,765         (1,893)       (27,581)
                           -------        ---         ------         ------        -------
From capital
 transactions:
  Net premiums..........    42,247         47         62,346         57,502        151,260
  Loan interest.........       --         --             --             --             --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --         --             --             --             --
    Surrenders..........       --         --             --             --             --
    Loans...............       --         --             --             --            (968)
    Cost of insurance
     and administrative
     expense (note 4)...    (5,541)       (15)        (5,558)        (4,881)       (23,623)
    Transfer gain (loss)
     and transfer fees..       (28)         2           (263)           591            448
    Transfers (to) from
     the Guarantee
     Account............       --         --             --             --             --
  Interfund transfers...    24,739        --          14,701         21,467         89,620
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....    61,417         34         71,226         74,679        216,737
                           -------        ---         ------         ------        -------
Increase (decrease) in
 net assets.............    66,943         36         73,991         72,786        189,156
Net assets at beginning
 of year................        36        --             --             --             --
                           -------        ---         ------         ------        -------
Net assets at end of
 period.................   $66,979         36         73,991         72,786        189,156
                           =======        ===         ======         ======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Rydex Variable Trust       Alliance Variable Products Series Fund, Inc.
                          ------------------------- ---------------------------------------------------
                                                                               Growth and
                                                                                 Income       Quasar
                                  OTC Fund          Premier Growth Portfolio   Portfolio    Portfolio
                          ------------------------- ------------------------- ------------ ------------
                                       Period from               Period from  Period from  Period from
                                       December 26,              December 26, February 6,  February 8,
                           Year ended    2000 to     Year ended    2000 to      2001 to      2001 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2001         2000         2001         2000         2001         2001
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (77)       --            (478)       --            (403)         (87)
 Net realized gain
  (loss)................       (710)        10         (1,431)        15         (1,604)        (723)
 Unrealized appreciation
  (depreciation) on
  investments...........       (657)       (10)        (8,996)       (15)        (7,562)        (488)
 Capital gain
  distributions.........        --         --           4,460        --           6,702          391
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   operations...........     (1,444)       --          (6,445)       --          (2,867)        (907)
                            -------        ---        -------        ---        -------       ------
From capital
 transactions:
 Net premiums...........     18,451         31         76,621         47        298,144       18,293
 Loan interest..........        --         --             --         --             --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --         --             --         --             --           --
 Surrenders.............        --         --          (2,095)       --             --           --
 Loans..................       (966)       --          (2,271)       --             (85)         --
 Cost of insurance and
  administrative expense
  (note 4)..............     (3,557)       (10)        (9,569)       (15)       (31,212)      (3,938)
 Transfer gain (loss)
  and transfer fees.....        484          2             64          1           (458)          (8)
 Transfers (to) from the
  Guarantee Account.....        --         --             --         --             --           --
 Interfund transfers....      7,976        --          58,865        --         168,984       10,429
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     22,388         23        121,615         33        435,373       24,776
                            -------        ---        -------        ---        -------       ------
Increase (decrease) in
 net assets.............     20,944         23        115,170         33        432,506       23,869
Net assets at beginning
 of year................         23        --              33        --             --           --
                            -------        ---        -------        ---        -------       ------
Net assets at end of
 period.................    $20,967         23        115,203         33        432,506       23,869
                            =======        ===        =======        ===        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                   --------------------------------------------------- ------------------------------------------------------
                                                                                       Long-Term     High Yield  Total Return
                       AIM V.I. Capital        AIM V.I.     AIM V.I.   Foreign Bond U.S. Government     Bond         Bond
                       Appreciation Fund     Growth Fund   Value Fund   Portfolio   Bond Portfolio   Portfolio    Portfolio
                   ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                                Period from  Period from  Period from                 Period from   Period from  Period from
                                December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                    Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                   December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                       2001         2000         2001         2001         2001          2001           2001         2001
                   ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......    $   (308)      --            (135)        (303)          94         1,413          1,505        1,389
 Net realized
  gain (loss)....      (1,557)       15         (1,284)      (1,319)          16            34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....      (8,874)      (14)        (6,274)      (5,561)          35        (4,415)          (875)      (1,726)
 Capital gain
  distributions..       7,510       --             --         2,806          --          3,287            --         2,082
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from
   operations....      (3,229)        1         (7,693)      (4,377)         145           319            430        1,821
                     --------       ---        -------      -------       ------        ------         ------      -------
From capital
 transactions:
 Net premiums....      90,280        47         67,056      136,367        6,661        56,723         43,002       60,277
 Loan interest...         --        --             --           --           --            --             --           --
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..         --        --             --           --           --            --             --           --
 Surrenders......         --        --             --        (1,539)         --            --             --           --
 Loans...........         --        --             150          --           (84)          --             (56)         --
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (13,980)      (15)       (15,892)     (20,116)      (1,326)       (8,853)        (6,271)      (7,086)
 Transfer gain
  (loss) and
  transfer fees..        (322)        1            201          (81)          10        (1,195)          (135)         (46)
 Transfers (to)
  from the
  Guarantee
  Account........         --        --             --           --           --            --             --           --
 Interfund
  transfers......      24,915       --          39,292       42,628        2,587        51,636         10,856       58,827
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     100,893        33         90,807      157,259        7,848        98,311         47,396      111,972
                     --------       ---        -------      -------       ------        ------         ------      -------
Increase
 (decrease) in
 net assets......      97,664        34         83,114      152,882        7,993        98,630         47,826      113,793
Net assets at
 beginning of
 year............          34       --             --           --           --            --             --           --
                     --------       ---        -------      -------       ------        ------         ------      -------
Net assets at end
 of period.......    $ 97,698        34         83,114      152,882        7,993        98,630         47,826      113,793
                     ========       ===        =======      =======       ======        ======         ======      =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life and Annuity. GE Life and Annuity is a stock life insurance company -- operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
GE Investment Funds, Inc.:
  S&P 500 Index Fund.................................. $ 5,427,654 $ 2,547,789
  Money Market Fund...................................  18,531,789  15,979,462
  Total Return Fund...................................     633,152   2,984,209
  International Equity Fund...........................     222,361      66,460
  Real Estate Securities Fund.........................     449,311     230,952
  Global Income Fund..................................      55,592      17,515
  Mid-Cap Value Equity Fund...........................   1,083,042     423,767
  Income Fund.........................................     610,060     395,792
  U.S. Equity Fund....................................     606,322     255,336
  Premier Growth Equity Fund..........................     685,610     261,345
  Value Equity Fund...................................      80,336       6,883
  Small-Cap Value Equity Fund.........................     111,974      13,874
Oppenheimer Variable Account Funds:
  Bond Fund/VA........................................     701,906     318,680
  Capital Appreciation Fund/VA........................   2,280,698     974,204
  Aggressive Growth Fund/VA...........................   4,890,213   3,944,522
  High Income Fund/VA.................................     831,214     388,875
  Multiple Strategies Fund/VA.........................     621,302     447,656
  Global Securities Fund/VA...........................     209,395      23,986
  Main Street Growth & Income Fund/VA.................     201,029      23,354
Variable Insurance Products Fund:
  Equity-Income Portfolio.............................   2,514,998   1,615,882
  Growth Portfolio....................................   4,997,642   4,103,959
  Overseas Portfolio..................................     744,596     447,317
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio.............................     283,306      29,083
  Growth Portfolio....................................     504,573      51,039
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................     821,781     802,450
  Contrafund Portfolio................................   2,271,960   1,550,189
Variable Insurance Products Fund II -- Service Class
 2:
  Contrafund Portfolio................................     217,777      27,223
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................     609,442     358,016
  Growth Opportunities Portfolio......................     271,393     179,352
Variable Insurance Products Fund III -- Service Class
 2:
  Mid Cap Portfolio...................................     126,856      16,069
  Growth & Income Portfolio...........................     132,111      13,719

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Federated Insurance Series:
  American Leaders Fund II.............................. $  381,086 $  226,824
  High Income Bond Fund II..............................    276,940    110,561
  Utility Fund II.......................................    191,688     84,891
  International Small Company Fund II...................     22,005        589
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II..............................     38,757      3,434
Alger American Fund:
  Small Capitalization Portfolio........................  1,057,462    730,884
  LargeCap Growth Portfolio.............................  3,514,178  2,174,306
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.......................    904,717    577,173
  PBHG Growth II Portfolio..............................    789,761    515,135
Janus Aspen Series:
  Aggressive Growth Portfolio...........................  4,088,009  3,867,266
  Growth Portfolio......................................  2,336,645  1,973,759
  Worldwide Growth Portfolio............................  2,387,012  2,072,811
  Balanced Portfolio....................................  2,170,460    885,739
  Flexible Income Portfolio.............................    419,016    233,962
  International Growth Portfolio........................  2,481,001  1,833,059
  Capital Appreciation Portfolio........................  1,705,193  1,457,766
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    167,598    135,529
  Global Technology Portfolio...........................    158,157     87,640
  Aggressive Growth Portfolio...........................    156,932     20,771
  Capital Appreciation Portfolio........................    148,352     18,776
  Worldwide Growth Portfolio............................    185,948     23,442
  International Growth Portfolio........................    132,787      9,835
  Balanced Portfolio....................................    636,566     64,635
  Growth Portfolio......................................    164,257     17,956
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     38,980     26,437
  Mid Cap Value Fund....................................  1,138,685    400,427
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................    273,168     73,264
  Investors Fund........................................    629,083    167,802
  Total Return Fund.....................................     60,672      5,567
Dreyfus:
  The Dreyfus Socially Resposible Growth Fund, Inc. ....     37,373      8,743
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      7,119      1,049
MFS Variable Insurance Trust:
  MFS New Discovery Series..............................     65,517      5,956
  MFS Investors Growth Stock Series.....................     77,403      6,321
  MFS Investors Trust Series............................     79,833      5,109
  MFS Utility Series....................................    252,586     28,899

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Rydex Variable Trust:
  OTC Fund............................................... $   28,545 $    6,209
Alliance Variable Products Series Fund, Inc.:
  Premier Growth Portfolio...............................    140,055     14,419
  Growth and Income Portfolio............................    474,677     35,894
  Quasar Portfolio.......................................     28,524      5,026
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund.....................    121,455     15,198
  AIM V.I. Growth Fund...................................    105,130     16,060
  AIM V.I. Value Fund....................................    184,187     25,846
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio.................................      9,705      1,778
  Long-Term U.S. Government Bond Portfolio...............    112,682     10,849
  High Yield Bond Portfolio..............................     56,048      7,383
  Total Return Bond Portfolio............................    122,729      8,661

(4) Related Party Transaction

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds and .80% for the Small-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts, by type and by subaccount, from capital transactions with policyholders for each of the years or lesser periods in the three year period ended December 31, 2001 are as follows:

                                                    GE Investments Funds, Inc.
                     -------------------------------------------------------------------------------------------------
                          S&P 500              Money                 Total           International      Real Estate
                           Index               Market               Return              Equity          Securities
                           Fund                 Fund                 Fund                Fund              Fund
                     ------------------  -------------------  --------------------  ----------------  ----------------
                      Units   $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount  Units   $ Amount
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
Type I Units:
 Units Purchased....  15,661  $ 744,224   37,026  $  557,961    4,245  $   157,657   1,433  $ 24,206   5,331  $ 81,409
 Units Redeemed..... (15,798)  (750,728) (31,429)   (473,611) (11,331)    (420,907)   (963)  (16,303) (2,958)  (45,263)
 Units Exchanged....    (346)   (16,449)   7,179     108,179   (1,367)     (50,779) (1,909)  (32,237)   (912)  (13,928)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 1999..    (483) $ (22,953)  12,776  $  192,528   (8,453) $  (314,029) (1,439) $(24,334)  1,461  $ 22,218
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  11,079    706,803   84,019   1,476,976    3,501      142,502   2,397    39,071   5,567    73,027
 Units Redeemed..... (11,285)  (719,991) (31,988)   (562,304) (10,597)    (431,415)   (942)  (15,345) (3,402)  (44,625)
 Units Exchanged....  (2,389)  (152,370) (29,187)   (513,090)    (322)     (13,095)   (111)   (1,807) (2,358)  (30,935)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 2000..  (2,595) $(165,559)  22,844  $  401,581   (7,418) $  (302,007)  1,344  $ 21,919    (193) $ (2,532)
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  17,149    856,011   81,244   1,550,922    4,061      161,424   2,207    31,129   3,070    69,588
 Units Redeemed..... (11,921)  (595,054) (27,399)   (523,042) (69,874)  (2,776,932)   (570)   (8,031) (3,343)  (75,776)
 Units Exchanged....     109      5,418  (75,269) (1,436,855)     629       24,993    (160)   (2,261)  1,002    22,712
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended December 31,
 2001...............   5,337  $ 266,375  (21,424) $ (408,975) (65,184) $(2,590,515)  1,477  $ 20,837     729  $ 16,524
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                                              Mid-Cap                                              Premier
                         Global Income     Value Equity         Income         U.S. Equity      Growth Equity
                              Fund             Fund              Fund              Fund             Fund
                         ---------------  ----------------  ----------------  ---------------  ----------------
                         Units  $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount
                         -----  --------  ------  --------  ------  --------  -----  --------  ------  --------
Type I Units:
 Units Purchased........ 1,215  $12,987    1,407  $ 23,058   4,423  $ 45,880    302  $ 3,700      275  $  2,854
 Units Redeemed.........  (366)  (3,910)  (1,090)  (17,863) (3,534)  (36,656)  (113)  (1,387)     (69)     (714)
 Units Exchanged........    (3)     (29)   3,672    60,192  (4,367)  (45,305) 1,727   21,124    5,227    54,347
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   846  $ 9,048    3,989  $ 65,387  (3,478) $(36,081) 1,916  $23,436    5,433  $ 56,488
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........ 1,184   12,400    2,303    38,399   3,840    41,033    435    5,345    2,120    24,871
 Units Redeemed.........  (192)  (2,009)  (1,381)  (23,019) (4,751)  (50,769)  (184)  (2,264)  (2,385)  (27,975)
 Units Exchanged........  (104)  (1,089)    (741)  (12,362)     18       195    659    8,099    8,440    98,992
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   888  $ 9,302      181  $  3,018    (893) $ (9,542)   910  $11,180    8,175  $ 95,889
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........   174    1,855    3,788    65,476   3,415    38,507  3,340   39,247    4,507    44,290
 Units Redeemed.........  (252)  (2,690)  (1,089)  (18,828) (7,735)  (87,218)  (428)  (5,022)  (2,275)  (22,354)
 Units Exchanged........   --       --     4,146    71,658   2,462    27,761    844    9,927    1,117    10,972
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....   (78) $  (835)   6,845  $118,306  (1,858) $(20,950) 3,756  $44,152    3,349  $ 32,908
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Oppenheimer Variable Account Funds
                        ----------------------------------------------------------------------------------------------
                                              Capital                                                    Multiple
                                            Appreciation     Aggressive Growth      High Income         Strategies
                         Bond Fund/VA         Fund/VA             Fund/VA             Fund/VA            Fund/VA
                        ----------------  -----------------  -------------------  -----------------  -----------------
                        Units   $ Amount  Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
Type I Units:
 Units Purchased.......  3,765  $ 87,986     940  $ 487,166   10,658  $  612,713   8,672  $ 313,464   3,427  $ 114,003
 Units Redeemed........ (2,106)  (49,221)   (743)  (384,948) (11,460)   (658,798) (7,666)  (277,090) (2,798)   (93,086)
 Units Exchanged.......    109     2,556    (198)  (102,737)  (4,525)   (260,171) (1,264)   (45,699) (1,536)   (51,086)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 1999....  1,768  $ 41,321      (1) $    (519)  (5,327) $ (306,256)   (258) $  (9,325)   (907) $ (30,169)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  2,783    63,630   5,150    416,272  (16,055)    572,133   7,017    245,521   2,511     92,071
 Units Redeemed........ (2,768)  (63,277) (5,707)  (461,259)  36,280  (1,292,852) (5,501)  (192,506) (3,009)  (110,348)
 Units Exchanged.......   (302)   (6,915) (1,107)   (89,522) (19,382)    690,679  (3,148)  (110,110)   (291)   (10,666)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2000....   (287) $ (6,562) (1,664) $(134,509)     843  $  (30,040) (1,632) $ (57,095)   (789) $ (28,943)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  3,206    82,621   6,968    426,830    2,918     473,513   5,929    209,303   3,867    144,913
 Units Redeemed........ (2,539)  (65,430) (5,696)  (348,906)  (3,769)   (611,634) (6,047)  (213,471) (3,147)  (117,926)
 Units Exchanged.......  1,743    44,910   1,619     99,145       56       9,088   1,383     48,826   1,629     61,062
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2001....  2,410  $ 62,101   2,891  $ 177,069     (795) $ (129,033)  1,265  $  44,658   2,349  $  88,049
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                              Variable Insurance Products Fund                   Variable Insurance Products Fund II
                  -------------------------------------------------------------  --------------------------------------
                    Equity-Income                                Overseas          Asset Manager        Contrafund
                      Portfolio         Growth Portfolio         Portfolio           Portfolio           Portfolio
                  -------------------  --------------------  ------------------  ------------------  ------------------
                   Units    $ Amount    Units    $ Amount     Units   $ Amount    Units   $ Amount    Units   $ Amount
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
Type I Units:
 Units
  Purchased......  25,811  $1,138,293   13,506  $   832,621    8,226  $ 276,716   14,013  $ 418,518   20,627  $ 553,523
 Units Redeemed.. (19,540)   (861,743) (17,825)  (1,098,875)  (8,312)  (279,606) (13,866)  (414,135) (16,866)  (452,605)
 Units
  Exchanged...... (15,909)   (701,615) (10,368)    (639,186)  (3,401)  (114,405)  (6,414)  (191,557) (14,178)  (380,469)
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  (9,638) $ (425,066) (14,687) $  (905,440)  (3,487) $(117,295)  (6,267) $(187,174) (10,417) $(279,551)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  21,197     966,580    9,283      795,230    7,554    247,150   11,519    360,477   31,544    539,990
 Units Redeemed.. (18,006)   (821,065) (12,544)  (1,074,634)  (9,940)  (325,204) (22,731)  (711,365) (36,006)  (616,370)
 Units
  Exchanged......  (6,465)   (294,802)    (348)     (29,771)  (3,150)  (103,060)    (488)   (15,263)   2,239     38,326
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  (3,274) $ (149,288)  (3,609) $  (309,175)  (5,536) $(181,114) (11,700) $(366,152)  (2,223) $ (38,054)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  15,453     787,892   12,435      741,149   71,979    231,857   11,413    326,667   15,337    499,479
 Units Redeemed.. (13,771)   (702,127) (13,514)    (805,486) (57,261)  (184,450) (18,960)  (542,679) (13,439)  (437,660)
 Units
  Exchanged......   1,829      93,247   (1,903)    (113,402) (15,113)   (48,681)  (1,111)   (31,798)   2,747     89,443
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......   3,511  $  179,012   (2,982) $  (177,739)    (395) $  (1,274)  (8,658) $(247,810)   4,645  $ 151,262
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products
                                    Fund III                   Federated Insurance Series
                         ----------------------------------  ----------------------------------
                                               Growth
                         Growth & Income    Opportunities       American         High Income
                            Portfolio         Portfolio      Leaders Fund II    Bond Fund II
                         ----------------  ----------------  ----------------  ----------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  3,421  $ 62,857   2,186  $ 40,551   5,066  $ 81,805   2,703  $ 42,342
 Units Redeemed......... (2,413)  (44,331) (1,490)  (27,641) (2,476)  (39,986) (1,197)  (18,750)
 Units Exchanged........ (2,229)  (40,954) (1,296)  (24,037)    637    10,295   1,142    17,883
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... (1,221) $(22,429)   (600) $(11,126)  3,227  $ 52,114   2,648  $ 41,474
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  2,286    37,865   2,645    31,669   3,920    71,257   2,699    41,421
 Units Redeemed......... (2,012)  (33,327) (2,023)  (24,218) (2,546)  (46,281) (1,248)  (19,147)
 Units Exchanged........  2,146    35,547  (6,937)  (83,083)   (790)  (14,359)   (557)   (8,551)
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,420  $ 40,085  (6,315) $(75,632)    584  $ 10,617     894  $ 13,724
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  6,181    98,539   4,720    54,997   3,632    64,311   2,195    33,708
 Units Redeemed......... (3,050)  (48,621) (1,688)  (19,663) (1,950)  (34,533) (2,512)  (38,572)
 Units Exchanged........  1,687    26,887     364     4,241   1,524    26,979   3,005    46,149
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  4,818  $ 76,805   3,396  $ 39,575   3,206  $ 56,757   2,688  $ 41,285
                         ======  ========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                            Federated
                            Insurance
                             Series                                                  PBHG Insurance Series Fund,
                           (continued)             Alger American Fund                          Inc.
                         ----------------  --------------------------------------  ----------------------------------
                                                 Small                             PBHG Large Cap
                                            Capitalization         LargeCap            Growth        PBHG Growth II
                         Utility Fund II       Portfolio       Growth Portfolio       Portfolio         Portfolio
                         ----------------  ------------------  ------------------  ----------------  ----------------
                         Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  1,671  $ 31,884   14,158  $ 230,268   18,292  $ 340,244   1,496  $ 22,387   4,760  $ 25,675
 Units Redeemed......... (1,042)  (19,878)  (9,995)  (162,555)  (9,347)  (173,859)   (726)  (10,861) (2,582)  (13,927)
 Units Exchanged........    (83)   (1,586)  20,595    334,950  (15,368)  (285,849)    221     3,301    (137)     (737)
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....    546  $ 10,420   24,758  $ 402,663   (6,423) $(119,464)    991  $ 14,827   2,041  $ 11,011
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  1,956    30,314   13,261    230,638    7,544    244,920     913    25,091     770    26,180
 Units Redeemed......... (1,454)  (22,529) (13,845)  (240,804)  (5,991)  (194,501)   (757)  (20,800)   (643)  (21,863)
 Units Exchanged........   (613)   (9,504) (25,194)  (438,170)     692     22,452  11,038   303,390  10,917   371,379
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   (111) $ (1,720) (25,778) $(448,335)   2,245  $  72,872  11,194  $307,681  11,044  $375,696
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  2,719    45,464   12,697    173,758    9,656    260,628     875    31,750   1,247    32,605
 Units Redeemed......... (1,226)  (20,497)  (8,381)  (114,691)  (6,640)  (179,217) (1,076)  (39,023) (1,354)  (35,392)
 Units Exchanged........   (129)   (2,161)   4,191     57,353   13,059    352,458   2,253    81,707   5,754   150,347
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  1,364  $ 22,806    8,507  $ 116,420   16,075  $ 433,869   2,052  $ 74,434   5,647  $147,560
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Janus Aspen Series
                  -------------------------------------------------------------------------------------------------
                  Aggressive Growth                        Worldwide Growth        Balanced       Flexible Income
                      Portfolio       Growth Portfolio        Portfolio           Portfolio          Portfolio
                  ------------------  ------------------  -------------------  -----------------  ----------------
                   Units   $ Amount    Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
Type I Units:
 Units
  Purchased......  12,369  $ 446,648   16,689  $ 567,608   38,292  $  777,339   6,407  $ 137,139     251  $  3,514
 Units Redeemed.. (15,335)  (553,762) (12,129)  (412,522) (28,491)   (578,381) (5,730)  (122,642) (1,278)  (17,865)
 Units
  Exchanged......  25,088    906,003   18,674    635,144   (6,785)   (137,733)  8,897    190,396     208     2,904
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  22,122  $ 798,889   23,234  $ 790,230    3,016  $   61,225   9,574  $ 204,893    (819) $(11,447)
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  10,645    522,136   15,555    529,230   17,285     781,260   8,479    204,547   2,277    36,036
 Units Redeemed.. (14,568)  (714,486) (17,458)  (593,959) (23,801) (1,075,772) (7,070)  (170,551)   (790)  (12,503)
 Units
  Exchanged......   8,822    432,611  (17,549)  (597,070)   2,903     131,207   5,699    137,472  (1,291)  (20,431)
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......   4,899  $ 240,261  (19,452) $(661,800)  (3,613) $ (163,305)  7,108  $ 171,467     196  $  3,102
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  18,271    477,503   20,539    586,290   31,345     740,278  12,746    302,608   2,214    34,307
 Units Redeemed.. (19,579)  (511,688) (16,335)  (466,279) (30,516)   (720,710) (9,234)  (219,236)   (794)  (12,305)
 Units
  Exchanged......  (8,901)  (232,630)   1,312     37,455   (3,688)    (87,090)  8,654    205,437   1,425    22,093
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... (10,209) $(266,815)   5,516  $ 157,466   (2,859) $  (67,522) 12,166  $ 288,809   2,845  $ 44,095
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
                   International
                  Growth Portfolio
                  ------------------
                  Units   $ Amount
                  ------- ----------
Type I Units:
 Units
  Purchased......  6,335  $ 126,045
 Units Redeemed.. (4,045)   (80,483)
 Units
  Exchanged......  1,272     25,306
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  3,562  $  70,868
                  ======= ==========
 Units
  Purchased......  5,302    168,276
 Units Redeemed.. (4,304)  (136,590)
 Units
  Exchanged......  6,892    218,694
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  7,890  $ 250,379
                  ======= ==========
 Units
  Purchased...... 11,636    229,951
 Units Redeemed.. (5,968)  (117,942)
 Units
  Exchanged......  2,319     45,828
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  7,987  $ 157,837
                  ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Janus Aspen
                             Series        Janus Aspen Series -- Service          Goldman Sachs Variable
                           (continued)                Shares                         Insurance Trust
                         ----------------  --------------------------------  -----------------------------------
                             Capital        Global Life         Global
                          Appreciation        Sciences        Technology       Growth and          Mid Cap
                            Portfolio        Portfolio        Portfolio       Income Fund        Value Fund
                         ----------------  ---------------  ---------------  ---------------  ------------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount   Units   $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -------  ---------
Type I Units:
 Units Purchased........  2,077  $ 57,249    --   $   --      --   $   --     --    $   --      2,906  $  24,420
 Units Redeemed......... (2,197)  (60,555)   --       --      --       --      (8)      (72)     (160)    (1,345)
 Units Exchanged........ 14,138   389,776    --       --      --       --     (73)     (679)   44,496    373,851
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... 14,018  $386,471    --   $   --      --   $   --     (81)  $  (750)   47,242  $ 396,926
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  3,681   147,172    104    1,094      34      361     18       150     1,553     11,720
 Units Redeemed......... (2,469)  (98,711)   (33)    (351)    (35)    (374)  (154)   (1,275)   (1,166)    (8,796)
 Units Exchanged........  1,075    42,978  4,191   44,099   7,802   82,724    172     1,422   (34,476)  (260,257)
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,287  $ 91,439  4,262  $44,841   7,801  $82,710     36   $   298   (34,089) $(257,333)
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  4,438    96,860    981    8,808     627    3,675    836     6,799     9,658    111,261
 Units Redeemed......... (4,219)  (92,074)  (163)  (1,466)   (345)  (2,021)   (16)     (132)   (1,118)   (12,884)
 Units Exchanged........ (2,325)  (50,737)   971    8,708   1,487    8,705    (19)     (156)    7,689     88,583
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... (2,106) $(45,951) 1,789  $16,050   1,769  $10,359    801   $ 6,511    16,229  $ 186,960
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                               Salomon Brothers Variable Series Funds Inc.
                              --------------------------------------------------
                                Strategic                            Total
                                   Bond           Investors          Return
                                   Fund             Fund              Fund
                              ---------------  ----------------  ---------------
                              Units  $ Amount  Units   $ Amount  Units  $ Amount
                              -----  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased.............   --   $   --       --   $    --      25  $   270
 Units Redeemed..............   --       --       (15)     (194)   (16)    (169)
 Units Exchanged.............   --       --       --        --      94    1,008
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 1999....   --   $   --       (15) $   (194)   103  $ 1,110
                              =====  =======   ======  ========  =====  =======
 Units Purchased.............   --       --         9       139    345    3,824
 Units Redeemed..............    (2)     (17)     (23)     (356)   (61)    (679)
 Units Exchanged.............   102    1,075   10,119   156,272     12      138
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2000....   100  $ 1,058   10,105  $156,055    296  $ 3,282
                              =====  =======   ======  ========  =====  =======
 Units Purchased............. 1,367   15,562      266     4,189    540    6,057
 Units Redeemed..............  (192)  (2,184)    (516)   (8,137)  (153)  (1,718)
 Units Exchanged............. 2,376   27,062   11,432   180,636  1,424   15,981
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2001.... 3,551  $40,440   11,182  $176,688  1,811  $20,320
                              =====  =======   ======  ========  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


                                                         GE Investments Funds, Inc.
                  ---------------------------------------------------------------------------------------------------
                        S&P 500                Money                Total          International      Real Estate
                         Index                 Market               Return            Equity          Securities
                         Fund                   Fund                 Fund              Fund              Fund
                  --------------------  ---------------------  -----------------  ----------------  ----------------
                   Units    $ Amount     Units     $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  28,289  $ 1,604,107   373,827  $ 6,559,765   2,488  $  93,435   8,139  $128,192   2,648  $ 40,353
 Units Redeemed..  (6,975)    (395,527)  (30,812)    (540,672) (1,341)   (50,357) (1,016)  (16,008) (1,241)  (18,912)
 Units
  Exchanged......  12,671      718,489  (292,484)  (5,132,395)    625     23,449     277     4,357   2,408    36,706
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,985  $ 1,927,069    50,531  $   886,697   1,772  $  66,527   7,400  $116,541   3,815  $ 58,147
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  44,038    2,705,892   647,376   11,703,699   4,610    191,279   5,582    98,528   3,519    61,400
 Units Redeemed.. (10,727)    (659,129)  (48,574)    (878,154) (1,128)   (46,812) (2,260)  (39,900) (1,365)  (23,821)
 Units
  Exchanged......  15,638      960,914  (526,790)  (9,523,663)  1,933     80,184   3,533    62,367   5,691    99,308
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  48,949  $ 3,007,677    72,012  $ 1,301,882   5,415  $ 224,651   6,855  $120,995   7,845  $136,888
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  54,801    2,859,496   466,484    8,812,516   7,282    311,893   9,277   131,993   5,168   110,518
 Units Redeemed.. (22,277)  (1,162,380)  (74,788)  (1,412,847) (2,534)  (108,539) (1,986)  (28,262) (2,471)  (52,852)
 Units
  Exchanged......  14,570      760,292  (259,835)  (4,908,639)     96      4,102   1,922    27,352   4,990   106,708
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  47,094  $ 2,457,408   131,861  $ 2,491,030   4,844  $ 207,456   9,213  $131,083   7,687  $164,374
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  -----------------
                  Units   $ Amount
                  ------- ---------
Type II Units:
 Units
  Purchased......    953  $10,338
 Units Redeemed..   (287)  (3,116)
 Units
  Exchanged......  3,476   37,692
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  4,142  $44,914
                  ======= =========
 Units
  Purchased......  1,514   15,692
 Units Redeemed..   (596)  (6,174)
 Units
  Exchanged......    (50)    (520)
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........    868  $ 8,997
                  ======= =========
 Units
  Purchased......  4,495   47,215
 Units Redeemed.. (1,067) (11,207)
 Units
  Exchanged......    345    3,620
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  3,773  $39,628
                  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc. (continued)
                  ---------------------------------------------------------------------------------------------------------------
                      Mid-Cap                                 U.S.               Premier            Value           Small-Cap
                    Value Equity          Income             Equity           Growth Equity         Equity        Value Equity
                        Fund               Fund               Fund                Fund               Fund             Fund
                  -----------------  -----------------  ------------------  ------------------  ---------------  ----------------
                  Units   $ Amount   Units   $ Amount    Units   $ Amount    Units   $ Amount   Units  $ Amount  Units   $ Amount
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
Type II Units:
 Units
  Purchased...... 11,785  $ 196,036   2,123  $  22,181   11,266  $ 133,912    3,298  $  33,017    --   $    --      --   $    --
 Units Redeemed.. (3,542)   (58,922)   (353)    (3,691)  (2,158)   (25,654)    (475)    (4,759)   --        --      --        --
 Units
  Exchanged......  6,445    107,206     (10)      (102)   1,503     17,862    3,411     34,136    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999........... 14,688  $ 244,320   1,760  $  18,388   10,611  $ 126,120    6,234  $  62,394    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 14,289    223,219   4,616     50,255   79,617  1,009,821   24,853    285,957    --        --      --        --
 Units Redeemed.. (3,416)   (53,373)   (790)    (8,597) (23,722)  (300,879)  (5,133)   (59,055)   --        --      --        --
 Units
  Exchanged......    (31)      (485)  5,555     60,485    8,173    103,657   16,059    184,775    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,842  $ 169,361   9,381  $ 102,143   64,068  $ 812,599   35,779  $ 411,677    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 21,811    374,781  15,321    180,034   25,747    299,943   38,997    407,855  7,004    63,094  34,151    88,486
 Units Redeemed.. (7,172)  (123,244) (5,096)   (59,886) (10,797)  (125,786) (14,387)  (150,468)  (706)   (6,362)   (854)   (9,618)
 Units
  Exchanged...... 14,156    243,249   6,992     82,164   11,372    132,481   10,810    113,051  2,033    18,310   1,745    19,639
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 28,795  $ 494,786  17,217  $ 202,312   26,322  $ 306,638   35,420  $ 370,438  8,331  $ 75,042  35,042  $ 98,507
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            Oppenheimer Variable Account Funds
                  -----------------------------------------------------------------------------------------------
                                         Capital            Aggressive             High             Multiple
                        Bond           Appreciation           Growth              Income           Strategies
                      Fund/VA            Fund/VA             Fund/VA             Fund/VA            Fund/VA
                  -----------------  -----------------  -------------------  -----------------  -----------------
                  Units   $ Amount   Units   $ Amount   Units    $ Amount    Units   $ Amount   Units   $ Amount
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
Type II Units:
 Units
  Purchased......  2,591  $  60,341   5,822  $ 336,129   1,518  $    94,178   3,721  $ 131,577   2,421  $  79,683
 Units Redeemed.. (1,242)   (28,932) (1,227)   (70,871)   (600)     (37,212)   (557)   (19,688)   (294)    (9,671)
 Units
  Exchanged......  4,538    105,706   1,282     73,980     391       24,222   2,515     88,970     (67)    (2,201)
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,887  $ 137,115   5,877  $ 339,239   1,309  $    81,188   5,679  $ 200,860   2,060  $  67,811
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  3,727     90,483   8,639    667,072   7,531      725,209   3,789    128,842   6,711    245,158
 Units Redeemed.. (1,594)   (38,698) (1,957)  (151,092) (1,289)    (124,179) (1,190)   (40,459)   (623)   (22,746)
 Units
  Exchanged......    548     13,291   4,361    336,818   4,683      450,945  21,506    731,299   2,226     81,301
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  2,681  $  65,076  11,043  $ 852,798  10,925  $ 1,051,974  24,105  $ 819,681   8,314  $ 303,714
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  4,139    107,303   8,891    644,700   9,843      652,060   5,246    184,452   3,403    114,810
 Units Redeemed.. (2,460)   (63,781) (4,265)  (309,272) (3,611)    (239,217) (2,286)   (80,366) (5,672)  (191,335)
 Units
  Exchanged......  8,096    209,908   3,897    282,617  (1,606)    (106,383)    355     12,466   1,605     54,128
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  9,775  $ 253,430   8,523  $ 618,045   4,626  $   306,460   3,315  $ 116,552    (664) $ (22,397)
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
                    Oppenheimer Variable Account
                       Funds -- Class 2 Shares
                  -------------------------------------
                       Global          Main Street
                     Securities      Growth & Income
                      Fund/VA            Fund/VA
                  ------------------ ------------------
                  Units   $ Amount   Units   $ Amount
                  ------- ---------- ------- ----------
Type II Units:
 Units
  Purchased......    --   $     --      --   $     --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $     --      --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased......    --         --      --         --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......    --   $      --     --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased...... 17,072    145,286  17,647    144,665
 Units Redeemed.. (2,231)   (18,985) (2,377)   (19,486)
 Units
  Exchanged......  6,873     58,488   6,476     53,086
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... 21,714  $ 184,789  21,746  $ 178,265
                  ======= ========== ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                             Variable Insurance Products
                           Variable Insurance Products Fund                    Fund -- Service Class 2
                  -------------------------------------------------------  ----------------------------------
                   Equity-Income          Growth            Overseas        Equity-Income        Growth
                     Portfolio           Portfolio          Portfolio         Portfolio         Portfolio
                  -----------------  ------------------  ----------------  ----------------  ----------------
                  Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  6,469  $ 299,186   8,198  $  556,080   3,033  $ 87,683     --   $    --      --   $    --
 Units Redeemed.. (1,928)   (89,169) (1,568)   (106,373)   (669)  (19,340)    --        --      --        --
 Units
  Exchanged......  1,232     57,005   4,342     294,551     868    25,078     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,773  $ 267,022  10,972  $  744,257   3,232  $ 93,421     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 10,355    495,673  14,836   1,204,941   1,494    52,093     --        --      --        --
 Units Redeemed.. (1,780)   (85,244) (3,200)   (259,916) (1,226)  (42,761)    --        --      --        --
 Units
  Exchanged......    847     40,560   2,917     236,935   1,860    64,879     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  9,422  $ 450,989  14,553  $1,181,960   2,128  $ 74,210     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......  6,584    330,212  11,756     788,090   3,121    99,472  18,295   182,605  40,726   304,507
 Units Redeemed.. (4,165)  (208,906) (5,541)   (371,442) (1,960)  (62,471) (1,878)  (18,740) (5,033)  (37,629)
 Units
  Exchanged......  3,439    172,494     750      50,279     230     7,334   9,375    93,570  25,095   187,635
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  5,858  $ 293,800   6,965  $  466,927   1,391  $ 44,335  25,792  $257,435  60,788  $454,513
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
                                                         Variable Insurance
                   Variable Insurance Products Fund      Products Fund II --
                                  II                       Service Class 2
                  -------------------------------------- ---------------------
                   Asset Manager        Contrafund           Contrafund
                     Portfolio          Portfolio             Portfolio
                  ----------------- -------------------- ---------------------
                  Units   $ Amount   Units    $ Amount    Units     $ Amount
                  ------- --------- -------- ----------- --------- -----------
Type II Units:
 Units
  Purchased......  1,964  $ 59,395   16,460  $  475,296       --   $      --
 Units Redeemed..   (279)   (8,447)  (3,908)   (112,838)      --          --
 Units
  Exchanged......     85     2,582   13,182     380,649       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,770  $ 53,529   25,734  $  743,107       --   $      --
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  4,225   130,372   46,731   1,523,897         6          47
 Units Redeemed.. (1,009)  (31,136)  (6,384)   (208,177)       (2)        (15)
 Units
  Exchanged......    737    22,727   13,836     451,202       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  3,953  $121,962   54,183  $1,766,922         4  $       32
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  3,029    92,828   23,928     665,959    22,085     177,998
 Units Redeemed.. (1,419)  (43,495) (13,309)   (370,417)   (2,775)    (22,363)
 Units
  Exchanged......   (120)   (3,669)   3,744     104,216     4,386      35,345
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  1,490  $ 45,664   14,363  $  399,758    23,696  $  190,980
                  ======= ========= ======== =========== ========= ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Variable Insurance
                            Variable Insurance              Products Fund III -- Service
                             Products Fund III                         Class 2
                     ------------------------------------  ----------------------------------
                         Growth &            Growth                             Growth &
                          Income          Opportunities        Mid Cap           Income
                         Portfolio          Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......     22,463  $ 381,685   7,729  $119,613     --   $    --      --   $    --
 Units Redeemed..     (4,505)   (76,543) (1,923)  (29,754)    --        --      --        --
 Units
  Exchanged......      5,886    100,014   4,477    69,294     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999.. 23,844  $ 405,155  10,283  $159,152     --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     33,328    564,975   9,434   137,997       4        47     --        --
 Units Redeemed..     (7,576)  (128,420) (3,243)  (47,429)     (1)      (15)    --        --
 Units
  Exchanged......        804     13,627   1,759    25,738     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 26,556  $ 450,182   7,950  $116,307       3  $     32     --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     23,870    357,624   9,799   126,613  10,001    93,186  11,882   104,157
 Units Redeemed..    (16,707)  (250,311) (4,688)  (60,577) (1,122)  (10,455) (1,364)  (11,954)
 Units
  Exchanged......        518      7,761    (951)  (12,291)  3,473    32,364   3,137    27,502
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  7,681  $ 115,074   4,160  $ 53,745  12,352  $115,095  13,655  $119,705
                     =======  =========  ======  ========  ======  ========  ======  ========
                                       Federated Insurance Series
                     -----------------------------------------------------------------------
                         American            High                           International
                         Leaders          Income Bond         Utility       Small Company
                         Fund II            Fund II           Fund II          Fund II
                     ------------------ ----------------- ----------------- ----------------
                     Units   $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                     ------- ---------- ------- --------- ------- --------- ------ ---------
Type II Units:
 Units
  Purchased......     9,243  $ 171,340   5,365  $ 85,113   2,927  $ 57,296    --   $   --
 Units Redeemed..    (1,631)   (30,228)   (812)  (12,883) (1,047)  (20,496)   --       --
 Units
  Exchanged......     3,735     69,233   2,531    40,164   4,176    81,721    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..11,347  $ 210,345   7,084  $112,394   6,056  $118,522    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,800    136,683   6,245    96,659   2,366    43,626    --       --
 Units Redeemed..    (2,414)   (42,300) (1,237)  (19,147)   (631)  (11,629)   --       --
 Units
  Exchanged......      (747)   (13,097) (1,862)  (28,820)  3,128    57,700    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 4,639  $  81,287   3,146  $ 48,692   4,863  $ 89,696    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,438    140,087   5,902    87,963   4,429    77,425  3,710   21,728
 Units Redeemed..    (7,255)  (136,643) (2,454)  (36,572) (2,441)  (42,683)   (95)    (557)
 Units
  Exchanged......     4,343     81,786   2,228    33,213   2,286    39,966     20      116
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001.. 4,526  $  85,230   5,676  $ 84,604   4,274  $ 74,708  3,635  $21,287
                     ======= ========== ======= ========= ======= ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Federated
                           Insurance
                           Series --
                             Service                                                PBHG Insurance Series Fund,
                             Shares               Alger American Fund                          Inc.
                         ---------------  --------------------------------------  ----------------------------------
                              High             Small              LargeCap          PBHG Large           PBHG
                          Income Bond      Capitalization          Growth           Cap Growth         Growth II
                            Fund II          Portfolio           Portfolio           Portfolio         Portfolio
                         ---------------  -----------------  -------------------  ----------------  ----------------
                         Units  $ Amount   Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -----  --------  -------  --------  -------  ----------  ------  --------  ------  --------
Type II Units:
 Units Purchased........   --   $   --      9,990  $139,735   24,310  $  545,529   1,792  $ 28,559   1,601  $ 31,608
 Units Redeemed.........   --       --     (1,906)  (26,657)  (4,670)   (104,803)   (800)  (12,747)   (290)   (5,734)
 Units Exchanged........   --       --      4,696    65,678   17,028     382,117     709    11,288   3,114    61,488
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   --   $   --     12,780  $178,756   36,668  $  822,843   1,701  $ 27,101   4,425  $ 87,362
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........   --       --     22,719   381,323   63,374   1,668,250   7,754   226,325  15,546   382,478
 Units Redeemed.........   --       --     (4,387)  (73,633)  (8,825)   (232,311) (1,581)  (46,149) (2,060)  (50,690)
 Units Exchanged........   --       --     11,015   184,880   14,478     381,103   7,439   217,113  14,346   352,955
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   --   $   --     29,347  $492,569   69,027  $1,817,042  13,612  $397,288  27,832  $684,742
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........ 1,827   17,541    30,583   308,627   30,253     667,622  12,666   292,749  15,196   201,433
 Units Redeemed.........  (327)  (3,144)  (11,859) (119,674) (19,721)   (435,197) (5,502) (127,166) (6,396)  (84,785)
 Units Exchanged........ 2,227   21,382     2,454    24,766    6,713     148,132   4,368   100,976   1,197    15,860
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... 3,727  $35,779    21,178  $213,719   17,245  $  380,557  11,532  $266,559   9,997  $132,508
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                  ----------------------------------------------------------------------------------------------------------
                      Aggressive                                   Worldwide                                  Flexible
                        Growth                Growth                Growth               Balanced              Income
                       Portfolio             Portfolio             Portfolio             Portfolio           Portfolio
                  --------------------  --------------------  --------------------  --------------------  -----------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount    Units   $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
Type II Units:
 Units
  Purchased......  20,475  $   635,489   25,736  $   728,367   27,011  $   757,878   18,588  $   405,751   3,248  $  44,435
 Units Redeemed..  (3,966)    (123,097)  (4,982)    (140,990)  (8,156)    (228,826)  (4,493)     (98,072)   (612)    (8,368)
 Units
  Exchanged......  16,837      522,555   17,635      499,115   10,749      301,607    3,842       83,862   5,581     76,349
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,346  $ 1,034,947   38,389  $ 1,086,492   29,604  $   830,659   17,937  $   391,541   8,217  $ 112,416
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  40,498    2,071,196   62,852    2,191,429   76,826    3,095,718   77,905    1,941,819   4,109     57,834
 Units Redeemed.. (10,933)    (559,116)  (9,611)    (335,096) (10,547)    (424,986)  (7,047)    (175,646) (1,906)   (26,827)
 Units
  Exchanged......  17,382      889,009   26,573      926,485   17,721      714,062   10,273      256,058   4,522     63,641
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  46,947  $ 2,401,089   79,814  $ 2,782,819   84,000  $ 3,384,795   81,131  $ 2,022,230   6,725  $  94,649
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  39,239    1,137,655   32,782      959,195   37,061    1,162,432   44,784    1,071,372   9,477    138,460
 Units Redeemed.. (16,790)    (486,793) (18,163)    (531,428) (20,155)    (632,165) (17,935)    (429,054) (6,658)   (97,280)
 Units
  Exchanged......  (5,237)    (151,833)  (6,769)    (198,067)  (4,463)    (139,989)  11,418      273,156   4,691     68,545
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  17,212  $   499,029    7,850  $   229,700   12,443  $   390,278   38,267  $   915,474   7,510  $ 109,725
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
                    International           Capital
                       Growth            Apperciation
                      Portfolio            Portfolio
                  ------------------- ---------------------
                   Units   $ Amount    Units    $ Amount
                  -------- ---------- -------- ------------
Type II Units:
 Units
  Purchased......   9,638  $ 173,947   27,320  $   659,806
 Units Redeemed..  (4,181)   (75,460)  (3,979)     (96,114)
 Units
  Exchanged......  18,259    329,514   18,547      447,917
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  23,716  $ 428,001   41,888  $ 1,011,610
                  ======== ========== ======== ============
 Units
  Purchased......  21,102    647,215   58,726    1,877,205
 Units Redeemed..  (4,974)  (152,561)  (8,727)    (278,920)
 Units
  Exchanged......  12,859    394,411   15,688      501,492
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  28,987  $ 889,064   65,687  $ 2,099,777
                  ======== ========== ======== ============
 Units
  Purchased......  25,741    573,163   34,005      871,376
 Units Redeemed.. (12,396)  (276,034) (17,489)    (448,148)
 Units
  Exchanged......   8,348    185,884   (6,219)    (159,365)
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  21,693  $ 483,013   10,297  $   263,863
                  ======== ========== ======== ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                   Janus Aspen Series -- Service Shares
                     -------------------------------------------------------------------------------------------------------------
                        Global Life          Global          Aggressive          Capital          Worldwide       International
                         Sciences          Technology          Growth         Appreciation         Growth            Growth
                         Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..       --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
 Units Redeemed..        --         --      --        --      --        --      --        --      --        --      --        --
 Units Exchanged..       --         --      --        --      --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..    --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..       469      5,030   3,278    31,497     --        --      --        --      --        --      --        --
 Units Redeemed..       (140)    (1,499)   (259)   (2,491)    --        --      --        --      --        --      --        --
 Units Exchanged..    12,612    135,403   9,075    87,174     --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 12,941  $ 138,935  12,094  $116,180     --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..     9,913     99,524  17,332    84,975  25,967   124,909  18,110   122,926  16,270   118,480   6,531    46,389
 Units Redeemed..    (10,274)  (103,150) (2,294)  (11,249) (3,874)  (18,634) (1,772)  (12,027) (2,536)  (18,466) (1,245)   (8,842)
 Units Exchanged..     2,203     22,119  (2,630)  (12,894)  6,302    30,315   2,874    19,510   9,206    67,045  11,920    84,668
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  1,842  $  18,493  12,408  $ 60,832  28,395  $136,590  19,212  $130,409  22,940  $167,059  17,206  $122,215
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
                        Balanced           Growth
                        Portfolio         Portfolio
                     ----------------- -----------------
                     Units   $ Amount  Units   $ Amount
                     ------- --------- ------- ---------
Type II Units:
 Units Purchased..      --   $    --      --   $    --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..      --        --      --        --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..   49,623   461,037  12,626    88,364
 Units Redeemed..    (4,514)  (41,945) (2,156)  (15,092)
 Units Exchanged..   16,099   149,570  10,617    74,307
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..61,208  $568,662  21,087  $147,579
                     ======= ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Goldman Sachs
                     Variable Insurance Trust          Salomon Brothers Variable Series Funds Inc.
                  ----------------------------------  ---------------------------------------------------
                    Growth and          Mid Cap          Strategic                            Total
                      Income             Value             Bond            Investors          Return
                       Fund              Fund              Fund              Fund              Fund
                  ----------------  ----------------  ----------------  ----------------  ---------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units
  Purchased......  1,560  $ 14,501   2,252  $ 18,585   5,549  $ 56,140     548  $  7,246      6  $    74
 Units Redeemed..   (396)   (3,687)   (478)   (3,942)   (286)   (2,890)    (53)     (704)    (4)     (48)
 Units
  Exchanged......     35       329  (5,286)  (43,632)    173     1,755     128     1,695    --       --
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,199  $ 11,143  (3,512) $(28,990)  5,436  $ 55,005     623  $  8,237      2  $    26
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  9,882    90,107   9,618    90,774   1,280    13,416   2,355    34,743    246    2,767
 Units Redeemed..   (800)   (7,292) (1,110)  (10,475)   (807)   (8,453)   (287)   (4,238)   (26)    (287)
 Units
  Exchanged......  1,739    15,852  17,815   168,139   3,077    32,259  11,373   167,798      6       67
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,821  $ 98,667  26,323  $248,438   3,550  $ 37,222  13,441  $198,304    226  $ 2,547
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  3,064    22,004  12,356   142,280   8,873    99,792   5,087    79,045  3,182   35,396
 Units Redeemed.. (2,103)  (15,099) (6,487)  (74,703) (1,461)  (16,431) (2,175)  (33,791)  (337)  (3,749)
 Units
  Exchanged......    (89)     (642) 36,535   420,673   5,892    66,269  14,898   231,561    186    2,066
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........    872  $  6,263  42,404  $488,250  13,304  $149,630  17,810  $276,815  3,031  $33,713
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
                             Dreyfus
                  ---------------------------------
                                      Dreyfus
                   The Dreyfus       Investment
                     Socially       Portfolios-
                   Responsible        Emerging
                   Growth Fund,       Markets
                       Inc.          Portfolio
                  ---------------- ----------------
                  Units  $ Amount  Units  $ Amount
                  ------ --------- ------ ---------
Type II Units:
 Units
  Purchased......   --   $   --     --    $   --
 Units Redeemed..   --       --     --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........   --   $   --     --    $   --
                  ====== ========= ====== =========
 Units
  Purchased......     6       47    --        --
 Units Redeemed..    (2)     (15)   --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........     4  $    32    --    $   --
                  ====== ========= ====== =========
 Units
  Purchased...... 4,356   31,492    968     8,227
 Units Redeemed..  (897)  (6,483)  (123)   (1,044)
 Units
  Exchanged......   510    3,691     61       517
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 3,969  $28,700    906   $ 7,700
                  ====== ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                Rydex
                                     MFS Variable Insurance Trust                          Variable Trust
                     --------------------------------------------------------------------  ----------------
                        MFS New        MFS Investors
                       Discovery       Growth Stock     MFS Investors      MFS Utility
                         Series           Series         Trust Series        Series           OTC Fund
                     ---------------  ----------------  ---------------  ----------------  ----------------
                     Units  $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount  Units   $ Amount
                     -----  --------  ------  --------  -----  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..     --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
 Units Redeemed..      --       --       --       --      --       --       --        --      --       --
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..  --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..       6       47      --       --      --       --       --        --        4       31
 Units Redeemed..       (2)     (15)     --       --      --       --       --        --       (1)     (10)
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..    4  $    32      --   $   --      --   $   --       --   $    --        3  $    21
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..   5,428   42,247    9,927   62,346   6,983   57,502   18,121   151,260   4,233   18,451
 Units Redeemed..     (712)  (5,541)    (885)  (5,558)   (593)  (4,881)  (2,946)  (24,591) (1,038)  (4,523)
 Units Exchanged..   3,178   24,739    2,341   14,701   2,607   21,467   10,737    89,620   1,830    7,976
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..7,894  $61,445   11,383  $71,489   8,997  $74,088   25,912  $216,289   5,025  $21,904
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
                      Alliance Variable Products Series Fund, Inc.
                     -----------------------------------------------------
                         Premier          Growth and
                         Growth             Income            Quasar
                          Fund            Portfolio         Portfolio
                     ----------------- ------------------ ----------------
                     Units   $ Amount  Units   $ Amount   Units  $ Amount
                     ------- --------- ------- ---------- ------ ---------
Type II Units:
 Units Purchased..      --   $    --      --   $     --     --   $   --
 Units Redeemed..       --        --      --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $     --     --   $      --    --   $   --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..        6        47     --         --     --       --
 Units Redeemed..        (2)      (15)    --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..     4  $     32     --   $      --    --   $    --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..   10,298    76,621  29,150    298,144  2,430   18,293
 Units Redeemed..    (1,873)  (13,935) (3,060)   (31,297)  (523)  (3,938)
 Units Exchanged..    7,912    58,865  16,521    168,984  1,385   10,429
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..16,337  $121,551  42,611  $ 435,831  3,292  $24,784
                     ======= ========= ======= ========== ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                        AIM Variable Insurance Funds, Inc.
                  ----------------------------------------------------
                     AIM V.I.
                      Capital          AIM V.I.          AIM V.I.
                   Appreciation         Growth             Value
                       Fund              Fund              Fund
                  ----------------  ----------------  ----------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......    --   $    --      --   $   --       --   $    --
 Units Redeemed..    --        --      --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $    --      --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased......      6        47     --       --       --        --
 Units Redeemed..     (2)      (15)    --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........      4  $     32     --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased...... 14,717    90,280  12,062   67,056   16,751   136,367
 Units Redeemed.. (2,279)  (13,980) (2,832) (15,742)  (2,660)  (21,655)
 Units
  Exchanged......  4,061    24,915   7,067   39,292    5,237    42,628
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 16,499  $101,215  16,297  $90,606   19,328  $157,340
                  ======  ========  ======  =======   ======  ========
                                 PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                                  Long-Term U.S.        High             Total
                   Foreign Bond     Government       Yield Bond       Return Bond
                    Portfolio     Bond Portfolio        Fund             Fund
                  --------------- ---------------- ---------------- -----------------
                  Units  $ Amount Units  $ Amount  Units  $ Amount  Units   $ Amount
                  ------ -------- ------ --------- ------ --------- ------- ---------
Type II Units:
 Units
  Purchased......  --     $  --     --   $   --      --   $   --       --   $    --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  --        --     --       --      --       --       --        --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  614     6,661  4,949   56,723   4,345   43,002    5,487    60,277
 Units Redeemed.. (130)   (1,410)  (772)  (8,853)   (640)  (6,327)    (645)   (7,086)
 Units
  Exchanged......  239     2,587  4,505   51,636   1,097   10,856    5,355    58,827
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  723    $7,838  8,682  $99,506   4,802  $47,531   10,197  $112,018
                  ====== ======== ====== ========= ====== ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....  88,043   $49.38   $4,348     0.70%         1.09%    (12.88)%
 Money Market Fund...... 131,894    19.32    2,548     0.70%         3.82%      3.24 %
 Total Return Fund......  29,464    40.16    1,183     0.70%         1.14%     (3.57)%
 International Equity
 Fund...................   8,794    13.04      115     0.70%         1.05%    (21.42)%
 Real Estate Securities
 Fund...................  19,511    22.12      432     0.70%         4.09%     11.05 %
 Global Income Fund.....   4,666    10.24       48     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
 Fund...................  16,101    17.44      281     0.70%         0.89%     (0.38)%
 Income Fund............  33,971    12.33      419     0.70%         5.04%      6.67 %
 U.S. Equity Fund.......   6,600    11.41       75     0.70%         0.74%     (9.12)%
 Premier Growth Equity
 Fund...................  16,957    10.02      170     0.70%         0.12%     (9.78)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  21,130    26.23      554     0.70%         6.40%      7.03 %
 Capital Appreciation
 Fund/VA................  60,645    62.80    3,809     0.70%         0.62%    (13.19)%
 Aggressive Growth
 Fund/VA................  75,849    49.81    3,778     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  51,746    34.30    1,775     0.70%        10.05%      1.25 %
 Multiple Strategies
 Fund/VA................  25,511    37.25      950     0.70%         3.71%      1.50 %
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 134,736    47.84    6,446     0.70%         1.67%     (5.62)%
 Growth Portfolio....... 108,530    58.68    6,369     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....  65,937    23.97    1,581     0.70%         5.37%    (21.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 131,477   $29.16   $3,834     0.70%        4.25%      (4.77)%
 Contrafund Portfolio... 111,945    26.71    2,990     0.70%        0.80%     (12.86)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  22,841    15.03      343     0.70%        1.23%      (9.39)%
 Growth Opportunities
  Portfolio.............  12,762    11.06      141     0.70%        0.35%     (15.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  20,425    17.45      356     0.70%        1.33%      (4.89)%
 High Income Bond Fund
  II....................  15,482    14.44      224     0.70%        9.79%       0.67 %
 Utility Fund II........  13,254    15.14      201     0.70%        3.23%     (14.33)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  96,584     8.88      858     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio.............  97,453    19.62    1,912     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  18,707    17.44      326     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  21,511    11.07      238     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 114,341    21.06    2,408     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,463    22.14    3,021     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 186,134    25.76    4,795     0.70%        0.26%     (22.98)%
 Balanced Portfolio.....  82,439    22.95    1,892     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............   9,034    15.60      141     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  50,194    18.49      928     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio.............  22,414    20.69      464     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   6,051     9.49       57     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............   9,570     4.26       41     0.70%        0.00%     (37.76)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................     837     7.93        7     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  29,382    12.24      360     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   3,651    11.56       42     0.70%        5.91%       6.17 %
 Investors Fund.........  21,398    14.68      314     0.70%        0.84%      (4.82)%
 Total Return Fund......   2,210    11.29       25     0.70%        3.41%      (1.50)%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 145,112    49.38    7,166     0.70%        1.09%     (12.88)%
 Money Market Fund...... 375,930    19.32    7,263     0.70%        3.82%       3.24 %

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Total Return Fund......  16,248   $40.16   $  653     0.70%         1.14%     (3.57)%
 International Equity
  Fund..................  23,877    13.04      311     0.70%         1.05%    (21.42)%
 Real Estate Securities
  Fund..................  24,349    22.12      539     0.70%         4.09%     11.05 %
 Global Income Fund.....   8,893    10.24       91     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
  Fund..................  64,428    17.44    1,124     0.70%         0.89%     (0.38)%
 Income Fund............  28,562    12.33      352     0.70%         5.04%      6.67 %
 U.S. Equity Fund....... 105,740    11.41    1,206     0.70%         0.74%     (9.12)%
 Premier Growth Equity
  Fund..................  77,433    10.02      776     0.70%         0.12%     (9.78)%
 Value Equity Fund......   8,331     9.03       75     0.70%         1.40%     (9.40)%
 Small-Cap Value Equity
  Fund..................   8,753    11.99      105     0.70%         0.65%      9.20 %
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  20,879    26.23      548     0.70%         6.40%      7.03 %
 Capital Appreciation
  Fund/VA...............  28,225    62.80    1,773     0.70%         0.62%    (13.19)%
 Aggressive Growth
  Fund/VA...............  19,988    49.81      996     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  34,909    34.30    1,197     0.70%        10.05%      1.25 %
 Multiple Strategies
  Fund/VA...............  11,900    37.25      443     0.70%         3.71%    (10.91)%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............  21,714     8.40      182     0.70%         0.14%    (12.79)%
 Main Street Growth &
  Income Fund/VA........  21,746     8.01      174     0.70%         0.04%    (10.91)%
Variable Insurance
 Products Funds:
 Equity-Income
  Portfolio.............  27,433    47.84    1,312     0.70%         1.67%     (5.62)%
 Growth Portfolio.......  34,260    58.68    2,010     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....   7,322    23.97      176     0.70%         5.37%    (21.72)%
Variable Insurance
 Products Funds --
  Service Class 2:
 Equity-Income
  Portfolio.............  25,792     9.76      252     0.70%         0.03%     (5.89)%
 Growth Portfolio.......  60,788     7.13      433     0.70%         0.00%    (18.44)%
Variable Insurance
 Products Funds II:
 Asset Manager
  Portfolio.............   8,491    29.16      248     0.70%         4.25%     (4.77)%
 Contrafund Portfolio... 109,907    26.71    2,936     0.70%         0.80%    (12.86)%
Variable Insurance
 Products Funds II --
  Service Class 2:
 Contrafund Portfolio...  23,700     8.10      192     0.70%         0.00%    (13.09)%
Variable Insurance
 Products Funds III:
 Growth & Income
  Portfolio.............  66,877    15.03    1,005     0.70%         1.23%     (9.39)%
 Growth Opportunities
  Portfolio.............  24,875    11.06      275     0.70%         0.35%    (15.02)%
Variable Insurance
 Products Funds III --
  Service Class 2:
 Mid Cap Portfolio......  12,355     9.57      118     0.70%         0.00%     (4.19)%
 Growth & Income
  Portfolio.............  13,655     8.59      117     0.70%         0.00%     (9.65)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  25,767    17.45      450     0.70%         1.33%     (4.89)%
 High Income Bond Fund
  II....................  16,943    14.44      245     0.70%         9.79%       0.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Utility Fund II........  16,543   $15.14   $  250     0.70%        3.23%     (14.33)%
 International Small
  Company Fund II.......   3,635     5.99       22     0.70%        0.00%     (30.51)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   3,727     9.34       35     0.70%        0.00%       0.66 %
Alger American Fund:
 Small Capitalization
  Portfolio.............  69,049     8.88      613     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio............. 129,030    19.62    2,532     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  27,510    17.44      480     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  45,469    11.07      503     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 109,492    21.06    2,306     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,402    22.14    3,020     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 144,970    25.76    3,734     0.70%        0.26%     (22.98)%
 Balanced Portfolio..... 150,202    22.95    3,447     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............  22,884    15.60      357     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  95,757    18.49    1,771     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio............. 121,421    20.69    2,512     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  14,783     9.49      140     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............  24,502     4.26      104     0.70%        0.00%     (37.76)%
 Aggressive Growth
  Portfolio.............  28,395     4.11      117     0.70%        0.00%     (40.02)%
 Capital Appreciation
  Portfolio.............  19,212     6.39      123     0.70%        0.44%     (22.38)%
 Worldwide Growth
  Portfolio.............  22,940     6.68      153     0.70%        0.12%     (23.16)%
 International Growth
  Portfolio.............  17,206     6.61      114     0.70%        0.20%     (23.97)%
 Balanced Portfolio.....  61,208     9.19      563     0.70%        1.70%      (5.57)%
 Growth Portfolio.......  21,087     6.17      130     0.70%        0.00%     (25.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................  13,984     7.93      111     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  76,066    12.24      931     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....  22,290    11.56      258     0.70%        5.91%       6.17 %
 Investors Fund.........  31,874    14.68      468     0.70%        0.84%      (4.82)%
 Total Return Fund......   3,259    11.29       37     0.70%        3.41%      (1.50)%
Dreyfus:
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   3,973     6.70       27     0.70%        0.11%     (23.12)%
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio.....     906     8.87        8     0.70%        1.31%       2.59 %
MFS Variable Insurance
 Trust:
 MFS New Discovery
  Series................   7,898     8.48       67     0.70%        0.00%      (5.92)%
 MFS Investors Growth
  Stock Series..........  11,383     6.50       74     0.70%        0.01%     (25.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                          ---------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment   Total
                          Units  Unit Value 000s  Net Assets   Income Ratio Return
                          ------ ---------- ---- ------------- ------------ -------
Type II:
 MFS Investors Trust
  Series................   8,997   $ 8.09   $ 73     0.70%        0.09%     (16.69)%
 MFS Utility Series.....  25,912     7.30    189     0.70%        2.12%     (24.98)%
Rydex Variable Trust:
 OTC Fund...............   5,028     4.17     21     0.70%        0.00%     (35.63)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Premier Growth
  Portfolio.............  16,341     7.05    115     0.70%        0.00%     (17.98)%
 Growth and Income
  Portfolio.............  42,611    10.15    433     0.70%        0.40%      (0.55)%
 Quasar Portfolio.......   3,292     7.25     24     0.70%        0.00%     (13.47)%
AIM Variable Insurance
 Funds, Inc.:
 AIM V.I. Capital
  Appreciation Fund.....  16,503     5.92     98     0.70%        0.00%     (23.82)%
 AIM V.I. Growth Fund...  16,297     5.10     83     0.70%        0.35%     (34.35)%
 AIM V.I. Value Fund....  19,328     7.91    153     0.70%        0.23%     (13.18)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     723    11.06      8     0.70%        3.20%       6.84 %
 Long-Term U.S.
  Government Bond
  Portfolio.............   8,682    11.36     99     0.70%        3.84%       5.11 %
 High Yield Bond
  Portfolio.............   4,802     9.96     48     0.70%        6.63%       1.63 %
 Total Return Bond
  Portfolio.............  10,197    11.16    114     0.70%        3.53%       7.61 %

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

                                    PART II

                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

  Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

    (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

    (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections

  (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

    (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

    (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

    (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

    (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)

  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

Contents of Registration Statement

  This Registration Statement comprises the following Papers and Documents:

  The facing sheet.
  The prospectus consisting of    pages.
  The undertaking to file reports.
  The Rule 484 undertaking.
  Representation pursuant to Section 26(e)(2)(A).
  The Signatures.
  Written consents of the following persons:

  (a) Dwain A. Akins, Associate General Counsel




  (b) Paul Haley, F.S.A.


  (c) KPMG LLP


  The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (1)(a)      Resolution of the Board of Directors of The Life Insurance
                 Company of Virginia authorizing the establishment of Separate
                 Account II.(12)

     (1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity
                 Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
                 Account II.(15)

     (1)(b) Resolution of the Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II.(12)

     (1)(c) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Fidelity
                 Variable Insurance Products Fund II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust Balanced
                 Portfolio.(12)

     (1)(d) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen
                 Series, Growth Portfolio, Aggressive Growth Portfolio and
                 Worldwide Growth Portfolio.(12)

     (1)(e) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.(12)

     (1)(f) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund(R) Portfolio of the Variable Insurance Products
                 Fund II.(12)

     (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate
                 Securities Portfolio of the Life of Virginia Series Fund.(12)

     (1)(h) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American
                 Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the
                 Janus Aspen Series.(6)

     (1)(i) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II investing in shares of the Federated American Leaders Fund II of the Federated Insurance
                 Series, and the International Growth Portfolio of the Janus
                 Aspen Series.(7)

     (1)(j) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities
                 Portfolio of Variable Insurance Products Fund III; Growth II
                 Portfolio and Large Cap Growth Portfolio of the PBHG Insurance
                 Series Fund, Inc.; and Global Income Fund and Value Equity
                 Fund of GE Investments Funds, Inc.(8)

     (1)(k) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen
                 Series.(8)

     (1)(l) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Goldman Sachs Growth and Income Fund and Goldman
                 Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance
                 Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds,
                 Inc.(12)

     (1)(m) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon Brothers Variable Investors Fund,
                 Salomon Brothers Variable Total Return Fund and Salomon
                 Brothers Variable Strategic Bond Fund of Salomon Brothers
                 Variable Series Fund, Inc.(15)

     (1)(n)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing additional Investment
                 Subdivisions investing in shares of GE Premier Growth Equity
                 Fund of GE Investment Funds, Inc.(15)

     (1)(o)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Oppenheimer Variable
                 Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
                 Insurance Trust.(15)

     (1)(p)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global
                 Life Sciences Portfolio and Global Technology Portfolio of the
                 Janus Aspen Series.(19)

     1A(2)       Not Applicable

     1A(3)(a)    Underwriting Agreement dated December 12, 1997 between The
                 Life Insurance Company of Virginia and Capital Brokerage
                 Corporation.(11)

     1A(3)(b)    Broker-Dealer Sales Agreement, dated December 13, 1997.(11)

     1A(4)       Not Applicable

     1A(5)       Policy Form, P1250CR.(10)

     1A(5)(a)    Endorsement to policy
                 (a) Accelerated Benefit Rider.(12)
                 (b) Disability Benefit Rider.(12)
                 (c) Disability Benefit Rider.(12)
                 (d) Insurance Rider for Additional Insured Person.(12)
                 (e) Children's Insurance Rider.(12)
                 (f) Accidental Death Benefit Rider.(12)
                 (g) Guarantee Account Rider.(12)
                 (h) Unisex Rider.(12)
                 (i) Unit Value Endorsement.(12)

     1A(6)(a)    Articles of Incorporation of GE Life and Annuity Assurance
                 Company.(21)

     1A(6)(b)    By-Laws of GE Life and Annuity Assurance Company.(21)

     1A(7)       Not Applicable

     1A(8)(a)    Participation Agreement among Variable Insurance Products
                 Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(a)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(7)

     1A(8)(b)    Participation Agreement among Variable Insurance Products Fund
                 II, Fidelity Distributors Corporation and The Life Insurance
                 Company of Virginia.(12)

     1A(8)(b)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation, and The
                 Life Insurance Company of Virginia.(7)

     1A(8)(c)    Participation Agreement between Oppenheimer Variable Account
                 Funds, Oppenheimer Management Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(c)(i) Amendment to the Participation Agreement between Oppenheimer
                 Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(12)

     1A(8)(d)    Fund Participation Agreement between Janus Aspen Series and
                 The Life Insurance Company of Virginia.(12)

     1A(8)(d)(i) Amendment to the Participation Agreement between Janus Aspen
                 Series and GE Life and Annuity Assurance Company.(19)

     1A(8)(e)    Fund Participation Agreement between Insurance Management
                 Series, Federated Securities Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(f)    Fund Participation Agreement between The Alger American Fund,
                 Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

     1A(8)(f)(i) Amendment to Fund Participation Agreement between The Alger
                 American Fund, Fred Alger and Company, Inc. and GE Life and
                 Annuity Assurance Company.(15)

     1A(8)(g)    Fund Participation Agreement between Variable Insurance
                 Products Fund III and The Life Insurance Company of
                 Virginia.(8)

     1A(8)(h)    Fund Participation Agreement between PBHG Insurance Series
                 Fund, Inc., and The Life Insurance Company of Virginia.(8)

     1A(8)(i)    Fund Participation Agreement between Goldman Sachs Variable
                 Insurance Trust Fund and The Life Insurance Company of
                 Virginia.(12)

     1A(8)(j)    Fund Participation Agreement between Salomon Brothers Variable
                 Series Fund and The Life Insurance Company of Virginia.(14)

     1A(8)(k)     Fund Participation Agreement between GE Investments Funds,
                  Inc. and The Life Insurance Company of Virginia.(14)

     1A(8)(k)(i)  Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(15)

     1A(8)(k)(ii) Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(19)

     1A(9)        Administrative Agreement.(12)

     1A(10)       Application for Variable Life Policy.(9)

     2            See Exhibit 1(A)5

     3(a)         Opinion and Consent of Counsel.(22)

     3(b)         Consent of KPMG LLP.(22)

     4            Not Applicable

     5            Not Applicable

     6            Opinion and Consent of Paul Haley, Actuary.(22)

     7            Memorandum describing Life of Virginia's Issuance, Transfer,
                  Redemption and Exchange Procedures for the Policies.(11)

     8            Power of Attorney dated April 23, 2002.(22)

-------
 (6) Filed September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.
 (7) Filed May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.
 (8) Filed May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651
 (9) Filed November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-32071.
(10) Filed November 25, 1997 with initial filing to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-41031
(11) Filed February 20, 1998 with Pre-Effective Amendment No. 1 for Life of Virginia Separate Account II, Registration No. 333-41031.
(12) Filed May 1, 1998 with Post-Effective Amendment No. 15 for Life of Virginia Separate Account II, Registration No. 33-9651.
(13) Filed September 28, 1999 with Post-Effective Amendment No. 16 for Life of Virginia Separate Account II, Registration No. 33-9651.
(14) Filed December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.
(15) Filed April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.
(16) Filed July 2, 1999 with the Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.
(17) Filed October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.
(18) Filed December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.
(19) Filed April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 33-12470.
(20) Filed May 1, 2000 with Post-Effective Amendment No. 4 to Form S-6 for GE Life Annuity Separate Account II, Registration No. 333-410031.
(21) Filed October 27, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.
(22) Filed herewith.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 26th day of April, 2002.


                                     GE Life & Annuity Separate Account II

                                     GE Life and Annuity Assurance Company
                                       (Depositor)

                                         /s/ Dwain A. Akins

                                     By:______________________________________

                                                  Dwain A. Akins


                                                  Vice President


  Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 26th day of April, 2002.


                                     GE Life and Annuity Assurance Company

                                         /s/ Dwain A. Akins

                                     By:_______________________________________

                                                  Dwain A. Akins


                                                  Vice President


  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chief Executive        4/26/02
______________________________________  Officer
           Pamela S. Schutz

                  *                    Director, Senior Vice            4/26/02
______________________________________  President
          Thomas M. Stinson

                  *                    Chief Financial Officer          4/26/02
______________________________________
            Kelly L. Groh

                  *                    Controller                       4/26/02
______________________________________
            Susan M. Mann

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director                         4/26/02
______________________________________
           Victor C. Moses

                  *                    Director                         4/26/02
______________________________________
          Geoffrey S. Stiff

          /s/ Dwain A. Akins           Vice President and               4/26/02
______________________________________  Associate General Counsel
            Dwain A. Akins

                  *                    Director                         4/26/02
______________________________________
         Elliot A. Rosenthal

          /s/ Dwain A. Akins           , pursuant to Power of           4/26/02
*By: _________________________________  Attorney executed on
            Dwain A. Akins              April 23, 2002.

                                  EXHIBIT LIST


 3(a) Consent and Opinion of Counsel

 3(b) Consent of KPMG LLP

 6    Consent of Actuary

 8    Power of Attorney